UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04852

The Victory Portfolios
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio			43219
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders.

April 30, 2013

Semi Annual Report

Diversified Stock Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	3
Financial Statements
Schedule of Portfolio Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Supplemental Information
Trustee and Officer Information	22
Proxy Voting and Form N-Q Information	25
Expense Examples	25
Portfolio Holdings	26
Advisory Contract Renewal	27

The Fund is distributed by Victory Capital Advisers Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Fund and receives fees from the Fund for performing services for the Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Diversified Stock Fund.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC,
are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

1

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2

Letter to Our Shareholders

Following a post-election tumble, the U.S. equity markets began a steady climb, interrupted meaningfully only by year-end hand-wringing over the Fiscal Cliff, a late-February pause brought on by a flare-up of Eurozone fears, and a mid-April break tied to a flurry of weaker-than-expected economic data. All corrections were "garden variety" in nature and soon resolved with advances to new multi-year highs and eventually new all-time highs for all major indices save the NASDAQ.

The market found no shortage of stones with which to construct its scalable wall of worry. Restrained growth in China fed declarations of an end to the Supercycle, leading to weakness in commodities and stark underperformance by commodity producers. Fears that the looming federal sequestration might curtail business spending — much like fears over increased payroll taxes dampening retail spending — proved largely illusory as the U.S. continued to experience moderate if uneven economic growth.

Treasuries endured a bout of selling to start the year amid talk of a Great Rotation from bonds to stocks; however, the Fed soothed nerves by suggesting it wouldn't soon end its $85 billion a month bond buying program, or at least not without ample notification. The Fed has done a commendable job of telegraphing its thinking and anchoring expectations, recognizing that clarity helps business leaders plan and invest with confidence.

Housing continued to transition from its former position as a drag on growth to a significant source of growth with measures of home sales, starts, and prices all outpacing expectations. While corporations have struggled to grow revenues, profits have exceeded estimates and are well into record territory. Modest valuations have also served as a tailwind, particularly when viewed in the context of accommodative monetary policy, uncommonly low interest rates, and risks that seem reasonably well accounted for.

Although evidence of a possible shift began to surface in April, heretofore the rally has been led by the more defensive areas of the market. This has been driven by income-hungry investors seeking yield in whatever form it can be garnered, and preferably in a form that avoids turning a blind eye to what would seem to be an inevitable and perhaps impending end to the multi-decade secular decline in rates.

Investors who have uncovered their eyes and applied the diligence required to perceive opportunity have been rewarded for their fortitude and efforts. We continue to believe that those investors with consistent, differentiated, and effective investment processes stand to reap disproportionate benefit. By nature, the market will always present opportunities for outperformance, and our pursuit of this achievement will remain focused and steadfast. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality
Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk

3

management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence
Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability
Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

4

The Victory Portfolios  Schedule of Portfolio Investments
Diversified Stock Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (98.5%)
Consumer Discretionary (18.8%):
CarMax, Inc. (a)	399,760	$18,405
Comcast Corp., Class A	517,040	21,354
Costco Wholesale Corp.	244,130	26,471
DIRECTV (a)	654,000	36,990
General Motors Co. (a)	1,606,290	49,537
PetSmart, Inc.	567,000	38,692
Priceline.com, Inc. (a)	38,740	26,963
PVH Corp.	160,000	18,466
Starbucks Corp.	602,000	36,626
The Walt Disney Co.	363,210	22,824
Viacom, Inc., Class B	702,830	44,974
		341,302
Consumer Staples (5.6%):
Anheuser-Busch InBev NV, Sponsored ADR	354,900	33,936
The Procter & Gamble Co.	867,700	66,613
		100,549
Energy (7.6%):
Anadarko Petroleum Corp.	422,979	35,852
BP PLC, ADR	994,000	43,338
Occidental Petroleum Corp.	483,209	43,132
Schlumberger Ltd.	188,612	14,038
		136,360
Financials (14.6%):
Citigroup, Inc.	1,249,250	58,290
JPMorgan Chase & Co.	954,530	46,782
MetLife, Inc.	1,074,380	41,890
PNC Financial Services Group, Inc.	497,000	33,736
The Bank of New York Mellon Corp.	1,294,000	36,517
Wells Fargo & Co.	1,198,000	45,500
		262,715
Health Care (13.9%):
Baxter International, Inc.	532,050	37,174
Express Scripts Holding Co. (a)	385,520	22,888
Johnson & Johnson	542,770	46,260
Merck & Co., Inc.	649,200	30,512
Pfizer, Inc.	2,046,960	59,506
Roche Holding AG ADR	869,000	54,243
		250,583
Industrials (13.0%):
Boeing Co.	485,660	44,395
Cummins, Inc.	164,300	17,480
Danaher Corp.	546,542	33,306
Eaton Corp. PLC	244,000	14,984
General Dynamics Corp.	590,660	43,685

See notes to financial statements.

5

The Victory Portfolios  Schedule of Portfolio Investments — continued
Diversified Stock Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Honeywell International, Inc.	268,550	$19,749
Norfolk Southern Corp.	191,190	14,802
United Parcel Service, Inc., Class B	388,048	33,310
W.W. Grainger, Inc.	52,400	12,915
		234,626
Information Technology (20.6%):
Agilent Technologies, Inc.	692,820	28,710
Altera Corp.	778,400	24,917
Apple, Inc.	176,900	78,322
Applied Materials, Inc.	2,360,000	34,244
Broadcom Corp., Class A	599,000	21,564
Citrix Systems, Inc. (a)	425,000	26,422
EMC Corp. (a)	1,590,000	35,664
Google, Inc., Class A (a)	45,910	37,856
Microchip Technology, Inc.	636,000	23,163
TE Connectivity Ltd.	875,070	38,109
VMware, Inc., Class A (a)	352,000	24,816
		373,787
Materials (4.4%):
Air Products & Chemicals, Inc.	600,000	52,176
The Dow Chemical Co.	788,980	26,754
		78,930
Total Common Stocks (Cost $1,600,090)		1,778,852
Investment Companies (1.2%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	20,939,000	20,939
Total Investment Companies (Cost $20,939)		20,939
Total Investments (Cost $1,621,029) — 99.7%		1,799,791
Other assets in excess of liabilities — 0.3%		5,381
NET ASSETS — 100.00%		$1,805,172

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

6

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Diversified Stock Fund
ASSETS:
Investments, at value (Cost $1,621,029)	$1,799,791
Dividends receivable	2,330
Receivable for capital shares issued	176
Receivable for investments sold	14,677
Prepaid expenses	100
Total Assets	1,817,074
LIABILITIES:
Payable for investments purchased	7,124
Payable for capital shares redeemed	2,915
Accrued expenses and other payables:
Investment advisory fees	927
Administration fees	163
Custodian fees	14
Transfer agent fees	159
Chief Compliance Officer fees	1
Trustees' fees	13
Shareholder servicing fees	235
12b-1 fees	110
Other accrued expenses	241
Total Liabilities	11,902
NET ASSETS:
Capital	1,751,222
Accumulated undistributed net investment income	890
Accumulated net realized losses from investments	(125,702)
Net unrealized appreciation on investments	178,762
Net Assets	$1,805,172
Net Assets
Class A Shares	$1,159,329
Class C Shares	77,004
Class R Shares	117,073
Class I Shares	427,623
Class Y Shares	24,143
Total	$1,805,172
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	62,428
Class C Shares	4,263
Class R Shares	6,369
Class I Shares	23,049
Class Y Shares	1,300
Total	97,409
Net asset value, offering (except Class A Shares) and redemption price per share:
Class A Shares	$18.57
Class C Shares (a)	$18.06
Class R Shares	$18.38
Class I Shares	$18.55
Class Y Shares	$18.57
Maximum sales charge — Class A Shares	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$19.70

(a)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

7

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	Diversified Stock Fund
Investment Income:
Dividend income	$22,008
Total Income	22,008
Expenses:
Investment advisory fees	5,660
Administration fees	1,009
Shareholder servicing fees — Class A Shares	1,349
12b-1 fees — Class C Shares	372
12b-1 fees — Class R Shares	280
Custodian fees	81
Transfer agent fees	186
Transfer agent fees — Class A Shares	239
Transfer agent fees — Class C Shares	36
Transfer agent fees — Class R Shares	37
Transfer agent fees — Class I Shares	31
Transfer agent fees — Class Y Shares (a)	1
Trustees' fees	134
Chief Compliance Officer fees	21
Legal and audit fees	189
State registration and filing fees	34
Other expenses	114
Total Expenses	9,773
Expenses waived/reimbursed by Adviser	—	(b)
Net Expenses	9,773
Net Investment Income	12,235
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	172,977
Net change in unrealized appreciation/depreciation on investments	68,439
Net realized/unrealized gains from investments	241,416
Change in net assets resulting from operations	$253,651

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

8

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$12,235	$21,170
Net realized gains from investment transactions	172,977	227,770
Net change in unrealized appreciation/depreciation on investments	68,439	56,590
Change in net assets resulting from operations	253,651	305,530
Distributions to Shareholders:
From net investment income:
Class A Shares	(6,998)	(13,792)
Class C Shares	(197)	(191)
Class R Shares	(523)	(844)
Class I Shares	(3,516)	(6,848)
Class Y Shares (a)	(46)	—
Change in net assets resulting from distributions to shareholders	(11,280)	(21,675)
Change in net assets from capital transactions	(309,737)	(1,255,586)
Change in net assets	(67,366)	(971,731)
Net Assets:
Beginning of period	1,872,538	2,844,269
End of period	$1,805,172	$1,872,538
Accumulated undistributed (distributions in excess of) net investment income	$890	$(65)

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

9

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Diversified Stock Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$60,193	$143,154
Dividends reinvested	5,962	11,554
Cost of shares redeemed	(263,487)	(1,045,990)
Total Class A Shares	$(197,332)	$(891,282)
Class C Shares
Proceeds from shares issued	$1,626	$3,919
Dividends reinvested	123	116
Cost of shares redeemed	(8,304)	(28,074)
Total Class C Shares	$(6,555)	$(24,039)
Class R Shares
Proceeds from shares issued	$6,536	$13,431
Dividends reinvested	497	786
Cost of shares redeemed	(16,637)	(53,549)
Total Class R Shares	$(9,604)	$(39,332)
Class I Shares
Proceeds from shares issued	$28,598	$129,868
Dividends reinvested	2,440	4,635
Cost of shares redeemed	(150,200)	(435,436)
Total Class I Shares	$(119,162)	$(300,933)
Class Y Shares (a)
Proceeds from shares issued	25,585	—
Cost of shares redeemed	(2,669)	—
Total Class Y Shares	$22,916	$—
Change in net assets from capital transactions	$(309,737)	$(1,255,586)
Share Transactions:
Class A Shares
Issued	3,441	9,282
Reinvested	353	759
Redeemed	(15,302)	(68,551)
Total Class A Shares	(11,508)	(58,510)
Class C Shares
Issued	95	264
Reinvested	8	8
Redeemed	(494)	(1,875)
Total Class C Shares	(391)	(1,603)
Class R Shares
Issued	381	878
Reinvested	30	52
Redeemed	(982)	(3,501)
Total Class R Shares	(571)	(2,571)
Class I Shares
Issued	1,661	8,316
Reinvested	144	303
Redeemed	(8,602)	(28,387)
Total Class I Shares	(6,797)	(19,768)
Class Y Shares (a)
Issued	1,448	—
Redeemed	(148)	—
Total Class Y Shares	1,300	—
Change in Shares	(17,967)	(82,452)

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

10

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$16.26	$14.40	$14.47	$12.93		$12.20	$20.68
Investment Activities:
Net investment income	0.11	0.14	0.13	0.12		0.12	0.14
Net realized and unrealized gains (losses) on investments	2.30	1.86	(0.08)	1.54		0.73	(6.48)
Total from Investment Activities	2.41	2.00	0.05	1.66		0.85	(6.34)
Distributions:
Net investment income	(0.10)	(0.14)	(0.12)	(0.12)		(0.12)	(0.14)
Net realized gains from investments	—	—	—	—		—	(2.00)
Total Distributions	(0.10)	(0.14)	(0.12)	(0.12)		(0.12)	(2.14)
Net Asset Value, End of Period	$18.57	$16.26	$14.40	$14.47		$12.93	$12.20
Total Return (excludes sales charge) (a)	14.90%	14.00%	0.32%	12.87	%(b)	7.12%	(33.82)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,159,329	$1,202,263	$1,907,016	$2,966,629		$3,304,413	$2,888,131
Ratio of net expenses to average net assets (c)	1.09%	1.09%	1.06%	1.06%		1.07%	1.04%
Ratio of net investment income to average net assets (c)	1.34%	0.92%	0.80%	0.86%		1.02%	0.89%
Portfolio turnover (d)	50%	87%	84%	87%		104%	118%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

11

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.83	$14.04	$14.12	$12.64		$11.92	$20.28
Investment Activities:
Net investment income (loss)	0.03	0.01	(0.01)	—	(a)	0.03	0.02
Net realized and unrealized gains (losses) on investments	2.24	1.82	(0.05)	1.50		0.72	(6.35)
Total from Investment Activities	2.27	1.83	(0.06)	1.50		0.75	(6.33)
Distributions:
Net investment income	(0.04)	(0.04)	(0.02)	(0.02)		(0.03)	(0.03)
Net realized gains from investments	—	—	—	—		—	(2.00)
Total Distributions	(0.04)	(0.04)	(0.02)	(0.02)		(0.03)	(2.03)
Net Asset Value, End of Period	$18.06	$15.83	$14.04	$14.12		$12.64	$11.92
Total Return (excludes contingent deferred sales charge) (b)	14.40%	13.02%	(0.44)%	11.89	%(c)	6.32%	(34.38)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$77,004	$73,664	$87,817	$110,194		$123,091	$128,934
Ratio of net expenses to average net assets (d)	1.93%	1.93%	1.88%	1.87%		1.88%	1.84%
Ratio of net investment income (loss) to average net assets (d)	0.47%	0.06%	(0.03)%	0.05%		0.24%	0.09%
Portfolio turnover (e)	50%	87%	84%	87%		104%	118%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(d)  Annualized for periods less than on year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

12

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$16.10	$14.26	$14.33	$12.81		$12.08	$20.51
Investment Activities:
Net investment income	0.09	0.09	0.07	0.09		0.09	0.09
Net realized and unrealized gains (losses) on investments	2.27	1.85	(0.06)	1.52		0.73	(6.43)
Total from Investment Activities	2.36	1.94	0.01	1.61		0.82	(6.34)
Distributions:
Net investment income	(0.08)	(0.10)	(0.08)	(0.09)		(0.09)	(0.09)
Net realized gains from investments	—	—	—	—		—	(2.00)
Total Distributions	(0.08)	(0.10)	(0.08)	(0.09)		(0.09)	(2.09)
Net Asset Value, End of Period	$18.38	$16.10	$14.26	$14.33		$12.81	$12.08
Total Return (a)	14.71%	13.69%	0.07%	12.61	%(b)	6.91%	(34.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$117,073	$111,727	$135,607	$173,005		$168,316	$141,263
Ratio of net expenses to average net assets (c)	1.39%	1.38%	1.32%	1.27%		1.33%	1.33%
Ratio of net investment income to average net assets (c)	1.00%	0.61%	0.53%	0.65%		0.75%	0.60%
Portfolio turnover (d)	50%	87%	84%	87%		104%	118%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

13

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Diversified Stock Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$16.25	$14.39	$14.46	$12.92		$12.19	$20.68
Investment Activities:
Net investment income	0.14	0.19	0.15	0.16		0.16	0.19
Net realized and unrealized gains (losses) on investments	2.29	1.86	(0.05)	1.54		0.73	(6.49)
Total from Investment Activities	2.43	2.05	0.10	1.70		0.89	(6.30)
Distributions:
Net investment income	(0.13)	(0.19)	(0.17)	(0.16)		(0.16)	(0.19)
Net realized gains from investments	—	—	—	—		—	(2.00)
Total Distributions	(0.13)	(0.19)	(0.17)	(0.16)		(0.16)	(2.19)
Net Asset Value, End of Period	$18.55	$16.25	$14.39	$14.46		$12.92	$12.19
Total Return (a)	15.00%	14.33%	0.63%	13.21	%(b)	7.45%	(33.69)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$427,623	$484,884	$713,829	$264,798		$240,602	$219,260
Ratio of net expenses to average net assets (c)	0.83%	0.82%	0.78%	0.76%		0.78%	0.75%
Ratio of net investment income to average net assets (c)	1.59%	1.20%	1.01%	1.18%		1.33%	1.24%
Portfolio turnover (d)	50%	87%	84%	87%		104%	118%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

14

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Diversified Stock Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$17.66
Investment Activities:
Net investment income	0.05 (b)
Net realized and unrealized gains on investments	0.89
Total from Investment Activities	0.94
Distributions:
Net investment income	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$18.57
Total Return (c)	5.35%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$24,143
Ratio of net expenses to average net assets (d)	0.86%
Ratio of net investment income to average net assets (d)	1.04%
Ratio of gross expenses to average net assets (d) (e)	0.87%
Ratio of net investment income to average net assets (d) (e)	1.03%
Portfolio turnover (f)	50%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Calculated using average shares for the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued.

See notes to financial statements.

15

Notes to Financial Statements

The Victory Portfolios  April 30, 2013

(Unaudited)

1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2013, the Trust offered shares of 14 funds. The accompanying financial statements are those of the Diversified Stock Fund (the "Fund").

The Fund is authorized to issue five classes of shares: Class A Shares, Class C Shares, Class R Shares, Class I Shares and Class Y Shares. Each class of shares has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Fund seeks to provide long-term growth of capital.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund's investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or

16

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the six months ended April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Investment	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Common Stocks	$1,778,852	$—	$1,778,852
Investment Companies	—	20,939	20,939
Total	$1,778,852	$20,939	$1,799,791

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Fund. Distributable net realized gains, if any, are declared and distributed at least annually. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and gain/loss) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Fund may be reclassified as an offset to capital in the accompanying Statement of Assets and Liabilities.

17

Notes to Financial Statements — continued

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(Unaudited)

Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Fund have been provided for in accordance with each investment's applicable country's tax rules and rates.

Other:

Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to each fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

Subsequent Events:

The Fund has evaluated subsequent events and there are no subsequent events to report.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2013 were as follows for the Fund (in thousands):

Purchases*	Sales*
$910,075	$1,226,119

*There were no purchases or sales of U.S. Government Securities during the period.

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Fund by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the Fund's average daily net assets. The rate at which the Adviser is paid decreases at various levels as the Fund's assets grow. The investment advisory fees of the Fund are computed at a rate of 0.65% of the first $800 million in average daily net assets, 0.60% of the average daily net assets above $800 million to $2.4 billion and 0.55% of the average daily net assets over $2.4 billion of the Fund. The Adviser may use its resources to assist with the Fund's distribution and marketing expenses.

KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0081% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

18

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Fund under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets over $20 billion of the Trusts.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Fund pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of 0.50% of the average daily net assets of Class R Shares of the Fund and 1.00% of the average daily net assets of Class C Shares of the Fund. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R and Class C Shares of the Fund. For the six months ended April 30, 2013, affiliates of the Adviser or the Fund earned $5 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of the Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Fund for providing support services to shareholders of the Fund, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2013, affiliates of the Adviser or the Fund earned $64 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Fund. For the six months ended April 30, 2013, the Distributor received approximately $9 thousand from commissions earned on sales of Class A Shares and the transfer agent received $1 thousand from redemptions of Class C Shares of the Fund. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Fund's shares, including approximately $332 dollars to affiliates of the Fund.

The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Class A Shares of the Fund. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Fund of distribution expenses. No separate payments are authorized to be made by the Fund pursuant to this Plan. To the extent that any payments made by the Fund's administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by this Plan.

The Adviser has entered into an expense limitation agreement with the Fund. Under the terms of the agreement, to the extent that ordinary operating expenses incurred by the Fund in any fiscal year exceed the expense limit for the Fund, such excess amounts will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's

19

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

business are excluded from the expense limitation agreement. As of April 30, 2013, the expense limits were as follows:

Class	Expense Limit
Class C Shares	2.00	%(a)
Class Y Shares	0.86	%(b)

(a)  In effect until at least February 28, 2014.

(b)  In effect until at least February 28, 2017.

Amount Waived or Reimbursed Available to Recoup	Expires October 31,
$370	2016

The Fund has agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the expense limitation in place at time of the waiver or reimbursement.

The Adviser, Citi or other service providers may voluntarily waive or reimburse additional fees to assist the Fund in maintaining a competitive expense ratio. Voluntary waivers and reimbursements applicable to the Fund are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS Group, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights.

5.  Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp, an affiliate of the Adviser. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.15% on

20

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

$50 million for providing the Line of Credit. For the six months ended April 30, 2013, KeyCorp earned approximately $37 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding for the Fund during the six months ended April 30, 2013 was $1,537 thousand. The average interest rate during the six months ended April 30, 2013 was 1.17%. As of April 30, 2013, the Fund had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending October 31, 2013.

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows (total distributions paid differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

Distributions paid from
Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
$21,675	$—	$21,675

As of October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

Undistributed Ordinary Income	Accumulated Capital and Other Losses	Unrealized Appreciation/ Depreciation*	Total Accumulated Earnings/ (Deficit)
$153	$(293,390)	$105,034	$(188,203)

*The difference between the book-basis and tax-basis unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

As of the end of its tax year ended October 31, 2012, the Fund had net capital loss carryforwards ("CLCFs") as summarized in the table below. CLCFs are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

Expires 2017
$293,390

During the year ended October 31, 2012, the Fund utilized $216,657 thousand of capital loss carryforwards.

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2013, were as follows (in thousands):

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
$1,623,538	$194,280	$(18,027)	$176,253

21

  Supplemental Information
The Victory Portfolios  April 30, 2013

(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 14 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 61	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 66	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (since 2002).
E. Lee Beard, 61	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 — November 2011).
Sally M. Dungan, 59	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
David L. Meyer, 56	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

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(Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Karen F. Shepherd, 72[1]	Trustee	August 2002	Retired; Shepherd Investments (private investments) (since 1996).	None.
Leigh A. Wilson, 68	Chair and Trustee	November 1994

Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).

Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation; Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.
David C. Brown, 41	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

1 Effective May 17, 2013, Ms. Shepherd retired from the Board of Trustees.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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(Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 39	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.
Derrick A. MacDonald, 42	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).
Christopher K. Dyer, 51	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 59	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 44	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.
Eric B. Phipps, 42	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 69	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

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(Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Fund's website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Fund's website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Class A Shares	$1,000.00	$1,149.00	$5.81	1.09%
Class C Shares	1,000.00	1,144.00	10.26	1.93%
Class R Shares	1,000.00	1,147.10	7.40	1.39%
Class I Shares	1,000.00	1,150.00	4.42	0.83%
Class Y Shares (a)	1,000.00	1,053.50	2.25	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period January 28, 2013 (commencement of operations) to April 30, 2013 and has been calculated using expense ratio and rates of return of the same period.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual

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(Unaudited)

ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Class A Shares	$1,000.00	$1,019.54	$5.46	1.09%
Class C Shares	1,000.00	1,015.22	9.64	1.93%
Class R Shares	1,000.00	1,017.90	6.95	1.39%
Class I Shares	1,000.00	1,020.68	4.16	0.83%
Class Y Shares	1,000.00	1,020.53	4.31	0.86%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

Portfolio Holdings

(As a Percentage of Total Investments)

26

  Supplemental Information — continued
The Victory Portfolios  April 30, 2013

(Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement").

The Board approved the Agreement on behalf of the Fund at a special meeting, which was called for that purpose, on December 29, 2012. The Board also considered information relating to the Agreement throughout the year and at meetings on October 24, 2012 and December 5, 2012. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Fund and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Fund. The Board considered the Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Fund for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Fund grows;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of the Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Fund at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Fund;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Fund for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between the Fund and the Adviser.

The Board reviewed the Fund's current management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of the Fund individually. In addition, the Board compared the Fund's expense ratio, taking into consideration any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used in the selection of the Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for the Fund evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed the Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that the Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to the Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

The Board compared the Fund's 0.69% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.60% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.06% to the median comparable expense ratio for the peer group and considered

27

  Supplemental Information — continued
The Victory Portfolios  April 30, 2013

(Unaudited)

the fact that the Fund's expense ratio was comparable to that of the peer group of 1.09%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's expenses of Class C and Class Y shares exceeded 2.00% and 0.86% through February 28, 2014 and February 28, 2017, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser did not waive any fees or reimburse expenses, as the Class C expenses were below the cap and no Class Y shares had yet been issued to the public. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of the peer group and its benchmark index for the same periods and considered the fact that the Fund's performance was lower than that of the peer group and that of the benchmark index for these periods. The Board noted that the Fund outperformed its Morningstar category average for the ten-year period. The Board noted the Fund's favorable performance record over longer periods, and the longevity of the portfolio manager and the management team. The Board considered the steps being taken to improve performance.

Approval of the Agreement on Behalf of the Fund

Having concluded, among other things, that: (1) the Fund's management fee, while higher than the peer group median, was within a reasonable range of the peer group median; (2) the Adviser's willingness to limit the Fund's Class C and Class Y expense ratios would provide stability to the Fund's Class C and Class Y expenses; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to the Fund.

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Fund discussed above, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of the Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in the Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Fund;

•  The Adviser's representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

28

This page is intentionally left blank.

29

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VF-DSTK-SEMI (4/13)

April 30, 2013

Semi Annual Report

Dividend Growth Fund

Established Value Fund

Special Value Fund

Small Company Opportunity Fund

Large Cap Growth Fund

Balanced Fund

Investment Grade Convertible Fund

Fund for Income

National Municipal Bond Fund

Ohio Municipal Bond Fund

International Fund

International Select Fund

Global Equity Fund

vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Funds site gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We're always open.

The Victory Portfolios

Table of Contents

Shareholder Letter	5
Financial Statements
The Victory Equity Funds
Dividend Growth Fund
Schedule of Portfolio Investments	7
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16-20
Established Value Fund
Schedule of Portfolio Investments	9
Statement of Assets and Liabilities	12
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	21-24
Special Value Fund
Schedule of Portfolio Investments	25
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	38-42
Small Company Opportunity Fund
Schedule of Portfolio Investments	28
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	43-46
Large Cap Growth Fund
Schedule of Portfolio Investments	32
Statement of Assets and Liabilities	34
Statement of Operations	35
Statements of Changes in Net Assets	36
Financial Highlights	47-51
The Victory Specialty Funds
Balanced Fund
Schedule of Portfolio Investments	52
Statement of Assets and Liabilities	64
Statement of Operations	65
Statements of Changes in Net Assets	66
Financial Highlights	68-71
Investment Grade Convertible Fund
Schedule of Portfolio Investments	61
Statement of Assets and Liabilities	64
Statement of Operations	65
Statements of Changes in Net Assets	66
Financial Highlights	72-73

Table of Contents (continued)

The Victory Taxable Fixed Income Funds
Fund for Income
Schedule of Portfolio Investments	74
Statement of Assets and Liabilities	77
Statement of Operations	78
Statements of Changes in Net Assets	79
Financial Highlights	81-85
The Victory Tax-Exempt Fixed Income Funds
National Municipal Bond Fund
Schedule of Portfolio Investments	86
Statement of Assets and Liabilities	95
Statement of Operations	96
Statements of Changes in Net Assets	97
Financial Highlights	98-99
Ohio Municipal Bond Fund
Schedule of Portfolio Investments	91
Statement of Assets and Liabilities	95
Statement of Operations	96
Statements of Changes in Net Assets	97
Financial Highlights	100
The Victory International Funds
International Fund
Schedule of Portfolio Investments	101
Statement of Assets and Liabilities	116
Statement of Operations	117
Statements of Changes in Net Assets	118
Financial Highlights	120-124
International Select Fund
Schedule of Portfolio Investments	106
Statement of Assets and Liabilities	116
Statement of Operations	117
Statements of Changes in Net Assets	118
Financial Highlights	125-129
Global Equity Fund
Schedule of Portfolio Investments	110
Statement of Assets and Liabilities	116
Statement of Operations	117
Statements of Changes in Net Assets	118
Financial Highlights	130-133
Notes to Financial Statements	134
Supplemental Information
Trustee and Officer Information	149
Proxy Voting and Form N-Q Information	152
Expense Examples	152
Portfolio Holdings	157
Advisory Contract Renewal	160

The Funds are distributed by Victory Capital Advisers, Inc., which is affiliated with KeyCorp and its subsidiaries. Victory Capital Management Inc., a member of the Key financial network, is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Furthermore, Victory Capital Management Inc. and its affiliates, as agents for their clients, and any of its officers or employees may have a beneficial interest or position in any of the securities mentioned, which may be contrary to any opinion or projection expressed in this report. Past investment performance of markets or securities mentioned herein should not be considered to be indicative of future results.

NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, KeyCorp, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Call Victory at:

800-539-FUND (800-539-3863)

Visit our website at:

www.vcm.com

This page is intentionally left blank.

Letter to Our Shareholders

Following a post-election tumble, the U.S. equity markets began a steady climb, interrupted meaningfully only by year-end hand-wringing over the Fiscal Cliff, a late-February pause brought on by a flare-up of Eurozone fears, and a mid-April break tied to a flurry of weaker-than-expected economic data. All corrections were "garden variety" in nature and soon resolved with advances to new multi-year highs and eventually new all-time highs for all major indices save the NASDAQ.

The market found no shortage of stones with which to construct its scalable wall of worry. Restrained growth in China fed declarations of an end to the Supercycle, leading to weakness in commodities and stark underperformance by commodity producers. Fears that the looming federal sequestration might curtail business spending — much like fears over increased payroll taxes dampening retail spending — proved largely illusory as the U.S. continued to experience moderate if uneven economic growth.

Treasuries endured a bout of selling to start the year amid talk of a Great Rotation from bonds to stocks; however, the Fed soothed nerves by suggesting it wouldn't soon end its $85 billion a month bond buying program, or at least not without ample notification. The Fed has done a commendable job of telegraphing its thinking and anchoring expectations, recognizing that clarity helps business leaders plan and invest with confidence.

Housing continued to transition from its former position as a drag on growth to a significant source of growth with measures of home sales, starts, and prices all outpacing expectations. While corporations have struggled to grow revenues, profits have exceeded estimates and are well into record territory. Modest valuations have also served as a tailwind, particularly when viewed in the context of accommodative monetary policy, uncommonly low interest rates, and risks that seem reasonably well accounted for.

Although evidence of a possible shift began to surface in April, heretofore the rally has been led by the more defensive areas of the market. This has been driven by income-hungry investors seeking yield in whatever form it can be garnered, and preferably in a form that avoids turning a blind eye to what would seem to be an inevitable and perhaps impending end to the multi-decade secular decline in rates.

Investors who have uncovered their eyes and applied the diligence required to perceive opportunity have been rewarded for their fortitude and efforts. We continue to believe that those investors with consistent, differentiated, and effective investment processes stand to reap disproportionate benefit. By nature, the market will always present opportunities for outperformance, and our pursuit of this achievement will remain focused and steadfast. In this light, we continue to hold to our strategic plan for investment management, which is based on three key elements:

1.  Consistent Performance and Investment Quality

Dedicated strategy teams maintain complete investment autonomy and consistently apply transparent, repeatable processes. Reliance on fundamental research ensures high-conviction portfolios, and state-of-the-art risk management tools are employed to ensure ongoing risk monitoring. Finally, value-added trading provides effective execution of investment decisions.

2.  Client Service Excellence

Our approach is simple: communication is complete, honest, timely and straightforward — our goal is no surprises.

3.  Empowerment, Ownership and Accountability

Victory has an organizational structure that fosters an environment in which investment professionals thrive, and our compensation plan is built to attract and retain industry-leading talent. Our senior management team is committed to delivering high-quality investment products and services.

We appreciate your confidence in the Victory Funds. If you have questions or would like further information, please feel free to contact us at 800-539-3863 or via our website at www.vcm.com.

Michael Policarpo, II

President,
Victory Funds

The Victory Portfolios  Schedule of Portfolio Investments
Dividend Growth Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (91.7%)
Consumer Discretionary (16.4%):
CBS Corp., Class B	1,870	$86
Comcast Corp., Class A	2,430	101
McGraw-Hill Cos., Inc.	1,710	93
Nike, Inc., Class B	1,330	85
Priceline.com, Inc. (a)	40	28
Starbucks Corp.	1,320	80
Starwood Hotels & Resorts Worldwide, Inc.	690	45
The Home Depot, Inc.	1,320	97
The Walt Disney Co.	1,420	89
TJX Cos., Inc.	1,460	71
Yum! Brands, Inc.	310	21
		796
Consumer Staples (12.3%):
Anheuser-Busch InBev NV, ADR	960	92
Diageo PLC, ADR	710	87
Kraft Foods Group, Inc.	1,340	69
Mondelez International, Inc.	2,300	72
PepsiCo, Inc.	720	59
Philip Morris International, Inc.	1,140	109
Walgreen Co.	2,120	105
		593
Energy (8.7%):
BP PLC, ADR	1,570	68
Chevron Corp.	550	67
Halliburton Co.	1,880	80
Kinder Morgan, Inc.	1,170	46
Marathon Oil Corp.	1,850	60
Occidental Petroleum Corp.	680	61
Williams Cos., Inc.	1,190	45
		427
Financials (12.5%):
American Tower Corp.	800	67
BlackRock, Inc.	350	93
Citigroup, Inc.	1,730	81
JPMorgan Chase & Co.	2,150	105
The Charles Schwab Corp.	4,480	76
U.S. Bancorp	2,090	70
Wells Fargo & Co.	3,060	116
		608
Health Care (12.5%):
Baxter International, Inc.	930	65
Covidien PLC	1,100	70
Johnson & Johnson	1,160	99
Merck & Co., Inc.	1,780	84
Pfizer, Inc.	4,080	118

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Dividend Growth Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Sanofi, ADR	880	$47
Thermo Fisher Scientific, Inc.	1,000	81
Zimmer Holdings, Inc.	630	48
		612
Industrials (9.2%):
Boeing Co.	840	77
Danaher Corp.	1,180	72
Honeywell International, Inc.	830	61
Norfolk Southern Corp.	960	74
Roper Industries, Inc.	370	44
United Parcel Service, Inc., Class B	690	59
W.W. Grainger, Inc.	250	62
		449
Information Technology (14.6%):
Accenture PLC, Class A	900	74
Apple, Inc.	400	177
Google, Inc., Class A (a)	120	99
International Business Machines Corp.	410	83
Microsoft Corp.	2,840	94
QUALCOMM, Inc.	1,900	117
Visa, Inc., Class A	440	74
		718
Materials (5.5%):
Bemis Co., Inc.	1,210	48
Ecolab, Inc.	1,170	98
Monsanto Co.	450	48
PPG Industries, Inc.	520	77
		271
Total Common Stocks (Cost $3,933)		4,474
Investment Companies (5.5%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	271,000	271
Total Investment Companies (Cost $271)		271
Total Investments (Cost $4,204) — 97.2%		4,745
Other assets in excess of liabilities — 2.8%		140
NET ASSETS — 100.00%		$4,885

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Established Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (90.2%)
Consumer Discretionary (12.8%):
Aaron's, Inc.	338,200	$9,710
Autoliv, Inc.	269,200	20,572
Harley-Davidson, Inc.	407,613	22,276
Hasbro, Inc.	604,200	28,622
International Game Technology	991,200	16,801
Johnson Controls, Inc.	680,500	23,824
Marriott International, Inc., Class A	142,404	6,132
Mohawk Industries, Inc. (a)	192,500	21,344
Nordstrom, Inc.	393,800	22,285
Omnicom Group, Inc.	286,700	17,136
Penske Automotive Group, Inc.	470,699	14,554
VF Corp.	50,000	8,911
		212,167
Consumer Staples (1.5%):
Tyson Foods, Inc., Class A	1,014,900	24,997
Energy (5.8%):
Cimarex Energy Co.	337,800	24,720
Devon Energy Corp.	398,800	21,958
Helmerich & Payne, Inc.	298,800	17,516
McDermott International, Inc. (a)	1,680,800	17,951
Patterson-UTI Energy, Inc.	642,100	13,542
		95,687
Financials (19.8%):
Affiliated Managers Group, Inc. (a)	107,400	16,720
Alexandria Real Estate Equities, Inc.	346,100	25,187
Alleghany Corp. (a)	62,800	24,727
Aon PLC	295,600	17,839
Arch Capital Group Ltd. (a)	303,500	16,104
Brown & Brown, Inc.	637,800	19,765
City National Corp.	183,000	10,473
Cullen/Frost Bankers, Inc.	405,200	24,478
Fidelity National Financial, Inc., Class A	495,100	13,293
Fifth Third Bancorp	1,349,000	22,973
Markel Corp. (a)	15,560	8,344
Marsh & McLennan Cos., Inc.	546,800	20,784
Regency Centers Corp.	350,700	19,730
SunTrust Banks, Inc.	562,200	16,444
The Chubb Corp.	249,600	21,982
W.R. Berkley Corp.	568,000	24,663
Willis Group Holdings PLC	628,000	24,919
		328,425
Health Care (7.4%):
Becton Dickinson & Co.	267,300	25,206
CareFusion Corp. (a)	851,900	28,488
Covance, Inc. (a)	275,600	20,549

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Patterson Cos., Inc.	913,500	$34,667
Zimmer Holdings, Inc.	174,500	13,341
		122,251
Industrials (14.4%):
Avery Dennison Corp.	569,500	23,606
Cintas Corp.	453,900	20,366
Con-way, Inc.	465,700	15,741
Dover Corp.	287,800	19,852
Hubbell, Inc., Class B	154,300	14,807
Ingersoll-Rand PLC	278,800	14,999
Kennametal, Inc.	591,100	23,639
Parker Hannifin Corp.	216,600	19,184
Raytheon Co.	99,600	6,113
Robert Half International, Inc.	682,600	22,403
Rockwell Automation, Inc.	230,400	19,533
Southwest Airlines Co.	1,417,300	19,417
Xylem, Inc.	713,300	19,794
		239,454
Information Technology (15.5%):
Amphenol Corp., Class A	165,000	12,461
Analog Devices, Inc.	418,000	18,388
Applied Materials, Inc.	2,074,600	30,102
Avnet, Inc. (a)	468,372	15,339
BMC Software, Inc. (a)	422,000	19,193
Broadcom Corp., Class A	577,000	20,772
Broadridge Financial Solutions, Inc.	914,800	23,035
Juniper Networks, Inc. (a)	1,191,000	19,711
Lam Research Corp. (a)	583,800	26,982
Skyworks Solutions, Inc. (a)	816,900	18,029
Synopsys, Inc. (a)	635,300	22,598
TE Connectivity Ltd.	686,100	29,879
		256,489
Materials (7.6%):
Bemis Co., Inc.	403,500	15,878
Compass Minerals International, Inc.	203,800	17,637
International Flavors & Fragrances, Inc.	222,300	17,159
Packaging Corp. of America	349,800	16,636
PPG Industries, Inc.	76,300	11,227
Reliance Steel & Aluminum Co.	383,100	24,929
RPM International, Inc.	715,200	23,172
		126,638
Utilities (5.4%):
Alliant Energy Corp.	442,200	23,662
Atmos Energy Corp.	261,600	11,607
Energen Corp.	369,000	17,498
Sempra Energy	179,500	14,872
Xcel Energy, Inc.	668,100	21,239
		88,878
Total Common Stocks (Cost $1,182,296)		1,494,986
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Established Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (1.5%)
iShares Russell Midcap Value Index Fund	427,600	$24,694
Total Exchange-Traded Funds (Cost $18,514)		24,694
Investment Companies (9.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	164,695,000	164,695
Total Investment Companies (Cost $164,695)		164,695
Total Investments (Cost $1,365,505) — 101.6%		1,684,375
Liabilities in excess of other assets — (1.6)%		(25,841)
NET ASSETS — 100.00%		$1,658,534

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Dividend Growth Fund		Established Value Fund
ASSETS:
Investments, at value (Cost $4,204, $1,365,505)	$4,745		$1,684,375
Dividends receivable	3		890
Receivable for capital shares issued	—		2,413
Receivable for investments sold	—		13,409
Receivable from Adviser	8		—
Prepaid expenses	141		106
Total Assets	4,897		1,701,193
LIABILITIES:
Payable for investments purchased	7		38,141
Payable for capital shares redeemed	—		3,152
Accrued expenses and other payables:
Investment advisory fees	—	(a)	623
Administration fees	—	(a)	144
Custodian fees	1		13
Transfer agent fees	—	(a)	89
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	—	(a)	—	(a)
Shareholder servicing fees	—	(a)	164
12b-1 fees	1		212
Other accrued expenses	3		121
Total Liabilities	12		42,659
NET ASSETS:
Capital	4,243		1,291,127
Accumulated undistributed (distributions in excess of) net investment income	(1)		148
Accumulated net realized gains from investments	102		48,389
Net unrealized appreciation on investments	541		318,870
Net Assets	$4,885		$1,658,534
Net Assets
Class A Shares	$978		$818,989
Class C Shares	929		—
Class R Shares	931		529,750
Class I Shares	1,113		302,211
Class Y Shares	934		7,584
Total	$4,885		$1,658,534
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	86		26,379
Class C Shares	82		—
Class R Shares	82		17,206
Class I Shares	99		9,735
Class Y Shares	83		244
Total	432		53,564
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.32		$31.05
Class C Shares (c)	$11.30		—
Class R Shares	$11.31		$30.79
Class I Shares	$11.32		$31.04
Class Y Shares	$11.32		$31.05
Maximum sales charge — Class A Shares	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$12.01		$32.94

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	Dividend Growth Fund		Established Value Fund
Investment Income:
Dividend income	$56		$13,210
Foreign tax withholding	—	(a)	—
Total Income	56		13,210
Expenses:
Investment advisory fees	17		3,413
Administration fees	5		796
Shareholder servicing fees — Class A Shares	1		938
12b-1 fees — Class C Shares	5		—
12b-1 fees — Class R Shares	3		1,169
Custodian fees	2		60
Transfer agent fees	1		147
Transfer agent fees — Class A Shares	—	(a)	428
Transfer agent fees — Class C Shares	—	(a)	—
Transfer agent fees — Class R Shares	—	(a)	130
Transfer agent fees — Class I Shares	—	(a)	9
Transfer agent fees — Class Y Shares (b)	—	(a)	—	(a)
Trustees' fees	—	(a)	97
Chief Compliance Officer fees	—	(a)	15
Legal and audit fees	19		136
State registration and filing fees	8		39
Other expenses	5		95
Total Expenses	66		7,472
Expenses waived/reimbursed by Adviser	(32)		—
Net Expenses	34		7,472
Net Investment Income	22		5,738
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	102		48,977
Net change in unrealized appreciation/depreciation on investments	541		179,201
Net realized/unrealized gains from investments	643		228,178
Change in net assets resulting from operations	$665		$233,916

(a) Rounds to less than $1.

(b) Established Value Fund, Class Y shares, commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Dividend Growth Fund	Established Value Fund
	Six Months Ended April 30, 2013	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$22	$5,738	$7,589
Net realized gains from investment transactions	102	48,977	32,857
Net change in unrealized appreciation/depreciation on investments	541	179,201	41,116
Change in net assets resulting from operations	665	233,916	81,562
Distributions to Shareholders:
From net investment income:
Class A Shares	(4)	(3,080)	(4,176)
Class C Shares	(3)	—	—
Class R Shares	(4)	(1,570)	(1,957)
Class I Shares	(6)	(1,315)	(1,197)
Class Y Shares (a)	(6)	(9)	—
From net realized gains:
Class A Shares	—	(17,726)	(13,155)
Class R Shares	—	(11,045)	(8,468)
Class I Shares	—	(4,913)	(1,760)
Change in net assets resulting from distributions to shareholders	(23)	(39,658)	(30,713)
Change in net assets from capital transactions	4,243	182,645	394,804
Change in net assets	4,885	376,903	445,653
Net Assets:
Beginning of period	—	1,281,631	835,978
End of period	$4,885	$1,658,534	$1,281,631
Accumulated undistributed (distributions in excess of) net investment income	$(1)	$148	$384

(a)  Established Value Fund, Class Y shares, commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Dividend Growth Fund	Established Value Fund
	Six Months Ended April 30, 2013	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$1,045	$168,545	$357,146
Dividends reinvested	4	16,847	13,748
Cost of shares redeemed	(200)	(152,960)	(183,021)
Total Class A Shares	$849	$32,432	$187,873
Class C Shares
Proceeds from shares issued	$1,000	—	—
Dividends reinvested	3	—	—
Cost of shares redeemed	(200)	—	—
Total Class C Shares	$803	—	—
Class R Shares
Proceeds from shares issued	$1,000	$95,234	$169,954
Dividends reinvested	4	11,852	9,459
Cost of shares redeemed	(200)	(52,227)	(87,021)
Total Class R Shares	$804	$54,859	$92,392
Class I Shares
Proceeds from shares issued	$1,175	$106,175	$132,416
Dividends reinvested	6	4,193	1,511
Cost of shares redeemed	(200)	(22,195)	(19,388)
Total Class I Shares	$981	$88,173	$114,539
Class Y Shares (a)
Proceeds from shares issued	$1,000	$8,198	—
Dividends reinvested	6	—	—
Cost of shares redeemed	(200)	(1,017)	—
Total Class Y Shares	$806	$7,181	—
Change in net assets from capital transactions	$4,243	$182,645	$394,804
Share Transactions:
Class A Shares
Issued	104	5,736	13,409
Reinvested	— (b)	614	534
Redeemed	(18)	(5,247)	(6,831)
Total Class A Shares	86	1,103	7,112
Class C Shares
Issued	100	—	—
Reinvested	— (b)	—	—
Redeemed	(18)	—	—
Total Class C Shares	82	—	—
Class R Shares
Issued	100	3,292	6,412
Reinvested	— (b)	436	371
Redeemed	(18)	(1,811)	(3,289)
Total Class R Shares	82	1,917	3,494
Class I Shares
Issued	116	3,621	4,907
Reinvested	1	152	58
Redeemed	(18)	(764)	(722)
Total Class I Shares	99	3,009	4,243
Class Y Shares (a)
Issued	100	278	—
Reinvested	1	—	—
Redeemed	(18)	(34)	—
Total Class Y Shares	83	244	—
Change in Shares	432	6,273	14,849

(a)  Established Value Fund, Class Y shares, commenced operations on January 28, 2013.

(b)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

Dividend Growth Fund
Class A Shares
Six Months Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.05
Net realized and unrealized gains on investments	1.32
Total from Investment Activities	1.37
Distributions:
Net investment income	(0.05)
Total Distributions	(0.05)
Net Asset Value, End of Period	$11.32
Total Return (excludes sales charge) (b)	13.72%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$978
Ratio of net expenses to average net assets (c)	1.25%
Ratio of net investment income to average net assets (c)	0.96%
Ratio of gross expenses to average net assets (c) (d)	3.15%
Ratio of net investment loss to average net assets (c) (d)	(0.94)%
Portfolio turnover (e)	45%

(a)  Fund commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Dividend Growth Fund
Class C Shares
Six Months Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.02
Net realized and unrealized gains on investments	1.31
Total from Investment Activities	1.33
Distributions:
Net investment income	(0.03)
Total Distributions	(0.03)
Net Asset Value, End of Period	$11.30
Total Return (excludes contingent deferred sales charge) (b)	13.28%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$929
Ratio of net expenses to average net assets (c)	2.00%
Ratio of net investment income to average net assets (c)	0.23%
Ratio of gross expenses to average net assets (c) (d)	3.27%
Ratio of net investment loss to average net assets (c) (d)	(1.04)%
Portfolio turnover (e)	45%

(a)  Fund commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Dividend Growth Fund
Class R Shares
Six Months Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.04
Net realized and unrealized gains on investments	1.31
Total from Investment Activities	1.35
Distributions:
Net investment income	(0.04)
Total Distributions	(0.04)
Net Asset Value, End of Period	$11.31
Total Return (b)	13.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$931
Ratio of net expenses to average net assets (c)	1.50%
Ratio of net investment income to average net assets (c)	0.72%
Ratio of gross expenses to average net assets (c) (d)	2.76%
Ratio of net investment loss to average net assets (c) (d)	(0.54)%
Portfolio turnover (e)	45%

(a)  Fund commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Dividend Growth Fund
Class I Shares
Six Months Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.06
Net realized and unrealized gains on investments	1.32
Total from Investment Activities	1.38
Distributions:
Net investment income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$11.32
Total Return (b)	13.84%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,113
Ratio of net expenses to average net assets (c)	0.95%
Ratio of net investment income to average net assets (c)	1.26%
Ratio of gross expenses to average net assets (c) (d)	2.19%
Ratio of net investment income to average net assets (c) (d)	0.02%
Portfolio turnover (e)	45%

(a)  Fund commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Dividend Growth Fund
Class Y Shares
Six Months Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00
Investment Activities:
Net investment income	0.06
Net realized and unrealized gains on investments	1.32
Total from Investment Activities	1.38
Distributions:
Net investment income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$11.32
Total Return (b)	13.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$934
Ratio of net expenses to average net assets (c)	1.00%
Ratio of net investment income to average net assets (c)	1.22%
Ratio of gross expenses to average net assets (c) (d)	2.24%
Ratio of net investment loss to average net assets (c) (d)	(0.02)%
Portfolio turnover (e)	45%

(a)  Fund commenced operations on November 1, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$27.17	$25.84	$26.06	$21.69		$17.90	$29.70
Investment Activities:
Net investment income	0.11	0.19	0.17	0.13		0.14	0.12
Net realized and unrealized gains (losses) on investments	4.60	2.02	1.54	4.73		3.81	(8.61)
Total from Investment Activities	4.71	2.21	1.71	4.86		3.95	(8.49)
Distributions:
Net investment income	(0.12)	(0.19)	(0.17)	(0.12)		(0.16)	(0.12)
Net realized gains from investments	(0.71)	(0.69)	(1.76)	(0.37)		—	(3.19)
Total Distributions	(0.83)	(0.88)	(1.93)	(0.49)		(0.16)	(3.31)
Net Asset Value, End of Period	$31.05	$27.17	$25.84	$26.06		$21.69	$17.90
Total Return (excludes sales charge) (a)	17.73%	8.75%	6.46%	22.69	%(b)	22.31%	(31.79)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$818,989	$686,762	$469,365	$299,333		$138,373	$56,715
Ratio of net expenses to average net assets (c)	1.03%	1.06%	1.07%	1.10%		1.24%	1.12%
Ratio of net investment income to average net assets (c)	0.78%	0.72%	0.62%	0.57%		0.73%	0.57%
Portfolio turnover (d)	23%	43%	38%	49%		61%	75%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$26.96	$25.64	$25.87	$21.54		$17.77	$29.49
Investment Activities:
Net investment income	0.09	0.14	0.12	0.11		0.14	0.08
Net realized and unrealized gains (losses) on investments	4.55	2.01	1.53	4.68		3.77	(8.54)
Total from Investment Activities	4.64	2.15	1.65	4.79		3.91	(8.46)
Distributions:
Net investment income	(0.10)	(0.14)	(0.12)	(0.09)		(0.14)	(0.07)
Net realized gains from investments	(0.71)	(0.69)	(1.76)	(0.37)		—	(3.19)
Total Distributions	(0.81)	(0.83)	(1.88)	(0.46)		(0.14)	(3.26)
Net Asset Value, End of Period	$30.79	$26.96	$25.64	$25.87		$21.54	$17.77
Total Return (a)	17.59%	8.61%	6.28%	22.48	%(b)	22.19%	(31.90)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$529,750	$412,131	$302,485	$247,733		$188,522	$165,310
Ratio of net expenses to average net assets (c)	1.21%	1.23%	1.24%	1.25%		1.31%	1.29%
Ratio of net investment income to average net assets (c)	0.58%	0.55%	0.47%	0.43%		0.73%	0.33%
Portfolio turnover (d)	23%	43%	38%	49%		61%	75%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Established Value Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$27.17	$25.83	$26.04	$23.70
Investment Activities:
Net investment income	0.16	0.28	0.23	0.11
Net realized and unrealized gains on investments	4.59	2.03	1.56	2.36
Total from Investment Activities	4.75	2.31	1.79	2.47
Distributions:
Net investment income	(0.17)	(0.28)	(0.24)	(0.13)
Net realized gains from investments	(0.71)	(0.69)	(1.76)	—
Total Distributions	(0.88)	(0.97)	(2.00)	(0.13)
Net Asset Value, End of Period	$31.04	$27.17	$25.83	$26.04
Total Return (b)	17.90%	9.18%	6.81%	10.48	%(c)
Ratios/Supplemental Data:
Net Assets at end of period (000)	$302,211	$182,738	$64,128	$10,952
Ratio of net expenses to average net assets (d)	0.66%	0.68%	0.70%	0.95%
Ratio of net investment income to average net assets (d)	1.09%	1.08%	0.95%	0.60%
Ratio of gross expenses to average net assets (d) (e)	0.66%	0.68%	0.73%	1.07%
Ratio of net investment income to average net assets (d) (e)	1.09%	1.08%	0.92%	0.48%
Portfolio turnover (f)	23%	43%	38%	49%

(a)  Class I Shares commenced operations on March 1, 2010.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Established Value Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$29.46
Investment Activities:
Net investment income	0.04
Net realized and unrealized gains on investments	1.59
Total from Investment Activities	1.63
Distributions:
Net investment income	(0.04)
Total Distributions	(0.04)
Net Asset Value, End of Period	$31.05
Total Return (b)	5.52%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,584
Ratio of net expenses to average net assets (c)	0.83%
Ratio of net investment income to average net assets (c)	0.69%
Ratio of gross expenses to average net assets (c) (d)	0.84%
Ratio of net investment income to average net assets (c) (d)	0.68%
Portfolio turnover (e)	23%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Special Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Consumer Discretionary (16.5%):
American Eagle Outfitters	133,400	$2,595
BorgWarner, Inc. (a)	45,700	3,572
Cinemark Holdings, Inc.	114,700	3,543
Coca-Cola Enterprises, Inc.	46,600	1,707
Dick's Sporting Goods, Inc.	51,900	2,496
Discovery Communications, Inc. (a)	49,400	3,894
Dunkin' Brands Group, Inc.	61,700	2,395
Goodyear Tire & Rubber Co. (a)	139,100	1,738
Hanesbrands, Inc. (a)	56,800	2,849
International Game Technology	197,200	3,343
L Brands, Inc.	61,400	3,095
LKQ Corp. (a)	195,600	4,710
Nordstrom, Inc.	68,900	3,899
Penn National Gaming, Inc. (a)	27,300	1,598
		41,434
Consumer Staples (5.1%):
Church & Dwight Co., Inc.	57,900	3,699
Dr Pepper Snapple Group, Inc.	45,900	2,241
J.M. Smucker Co.	40,950	4,228
The Kroger Co.	75,300	2,589
		12,757
Energy (7.9%):
Cameron International Corp. (a)	73,400	4,518
Cimarex Energy Co.	18,000	1,317
Concho Resources, Inc. (a)	40,700	3,505
Noble Corp.	90,300	3,386
Oceaneering International, Inc.	45,000	3,158
Range Resources Corp.	20,700	1,522
Valero Energy Corp.	62,000	2,500
		19,906
Financials (17.3%):
Affiliated Managers Group, Inc. (a)	26,600	4,141
Arch Capital Group Ltd. (a)	74,200	3,937
Brown & Brown, Inc.	113,900	3,530
Digital Realty Trust, Inc.	51,300	3,618
Discover Financial Services	106,200	4,645
Essex Property Trust, Inc.	20,700	3,251
Fifth Third Bancorp	165,600	2,820
Lincoln National Corp.	97,600	3,319
M&T Bank Corp.	48,400	4,850
SL Green Realty Corp.	60,550	5,492
W.R. Berkley Corp.	85,700	3,721
		43,324

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Health Care (11.9%):
AmerisourceBergen Corp.	124,500	$6,737
Cerner Corp. (a)	31,400	3,039
Edwards Lifesciences Corp. (a)	30,800	1,965
Hologic, Inc. (a)	105,900	2,157
IDEXX Laboratories, Inc. (a)	32,900	2,894
Perrigo Co.	33,600	4,012
ResMed, Inc.	50,500	2,425
Teleflex, Inc.	33,400	2,610
The Cooper Cos., Inc.	37,650	4,157
		29,996
Industrials (14.4%):
AMETEK, Inc.	102,450	4,171
C.H. Robinson Worldwide, Inc.	48,300	2,869
Graco, Inc.	61,300	3,710
J.B. Hunt Transport Services, Inc.	43,400	3,084
Lear Corp.	58,200	3,363
Lincoln Electric Holdings, Inc.	69,700	3,677
MasTec, Inc. (a)	105,100	2,922
MSC Industrial Direct Co., Inc.	31,900	2,514
Owens Corning, Inc. (a)	35,000	1,472
Quanta Services, Inc. (a)	142,900	3,927
SPX Corp.	31,500	2,347
Terex Corp. (a)	72,400	2,071
		36,127
Information Technology (10.7%):
Altera Corp.	70,500	2,257
Arrow Electronics, Inc. (a)	61,200	2,401
Cadence Design Systems, Inc. (a)	306,900	4,235
Citrix Systems, Inc. (a)	54,900	3,413
Fiserv, Inc. (a)	28,700	2,615
Gartner, Inc. (a)	43,500	2,516
LSI Logic Corp. (a)	314,400	2,056
Semtech Corp. (a)	42,600	1,366
TE Connectivity Ltd.	96,800	4,216
TIBCO Software, Inc. (a)	100,000	1,941
		27,016
Materials (9.0%):
Air Products & Chemicals, Inc.	54,500	4,739
Carpenter Technology Corp.	55,600	2,500
Crown Holdings, Inc. (a)	107,050	4,569
FMC Corp.	83,150	5,047
Nucor Corp.	71,700	3,128
Rock-Tenn Co., Class — A	27,600	2,764
		22,747
Telecommunication Services (1.5%):
Crown Castle International Corp. (a)	50,200	3,865
		3,865

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Special Value Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Utilities (5.0%):
American Water Works Co., Inc.	165,500	$6,931
Wisconsin Energy Corp.	126,100	5,667
		12,598
Total Common Stocks (Cost $227,313)		249,770
Investment Companies (3.4%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	8,484,000	8,484
Total Investment Companies (Cost $8,484)		8,484
Total Investments (Cost $235,797) — 102.7%		258,254
Liabilities in excess of other assets — (2.7)%		(6,782)
NET ASSETS — 100.00%		$251,472

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Small Company Opportunity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (94.1%)
Consumer Discretionary (14.2%):
Ann, Inc. (a)	55,814	$1,649
Brunswick Corp.	491,400	15,558
Cato Corp., Class A	317,300	7,618
Dana Holding Corp.	461,200	7,956
Drew Industries, Inc.	343,500	12,400
Group 1 Automotive, Inc.	169,100	10,227
Harman International Industries, Inc.	259,600	11,607
Helen of Troy Ltd. (a)	397,100	13,851
La-Z-Boy, Inc.	834,300	15,067
Oxford Industries, Inc.	171,643	10,149
Primoris Services Corp.	460,100	10,141
Rent-A-Center, Inc.	570,800	19,938
Rush Enterprises, Inc., Class A (a)	903,900	20,691
Shoe Carnival, Inc.	486,140	10,126
Steiner Leisure Ltd. (a)	364,800	17,667
The Cheesecake Factory, Inc.	427,800	17,035
The Men's Wearhouse, Inc.	608,100	20,371
		222,051
Consumer Staples (2.6%):
Harris Teeter Supermarkets, Inc.	292,600	12,228
Lancaster Colony Corp.	174,700	13,789
Snyders-Lance, Inc.	518,200	13,048
The Andersons, Inc.	32,076	1,749
		40,814
Energy (4.0%):
C&J Energy Services, Inc. (a)	550,400	10,892
Cloud Peak Energy, Inc. (a)	736,000	14,381
Helix Energy Solutions Group, Inc. (a)	340,900	7,855
PetroQuest Energy, Inc. (a)	1,258,400	5,386
Rosetta Resources, Inc. (a)	125,800	5,398
Superior Energy Services, Inc. (a)	479,400	13,227
Unit Corp. (a)	128,800	5,413
		62,552
Financials (21.9%):
American Financial Group, Inc.	417,400	20,148
AMERISAFE, Inc.	215,700	7,045
Brown & Brown, Inc.	417,900	12,951
Columbia Banking System, Inc.	827,000	17,756
Endurance Specialty Holdings Ltd.	304,400	14,906
First American Financial Corp.	181,000	4,845
Hanover Insurance Group, Inc.	408,900	20,622
Healthcare Realty Trust, Inc.	344,600	10,345
Highwoods Properties, Inc.	479,100	19,657
Home BancShares, Inc.	316,700	12,579
IBERIABANK Corp.	267,550	12,206
Independent Bank Corp.	480,100	14,902

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Infinity Property & Casualty Corp.	252,600	$14,333
LaSalle Hotel Properties	760,400	19,717
Old National Bancorp	1,265,500	15,414
PacWest Bancorp	714,100	19,802
Primerica, Inc.	196,317	6,667
Prosperity Bancshares, Inc.	442,000	20,305
PS Business Parks, Inc.	210,700	16,814
RLI Corp.	164,400	11,812
Selective Insurance Group, Inc.	795,575	18,640
StanCorp Financial Group, Inc.	450,300	19,444
Stifel Financial Corp. (a)	286,700	9,237
		340,147
Health Care (5.3%):
Alere, Inc. (a)	546,800	14,042
Charles River Laboratories International, Inc. (a)	402,400	17,500
CONMED Corp.	572,000	17,921
Owens & Minor, Inc.	439,900	14,328
STERIS Corp.	475,628	19,781
		83,572
Industrials (20.8%):
ABM Industries, Inc.	94,600	2,133
Aegion Corp. (a)	303,000	6,381
Astec Industries, Inc.	480,000	15,758
Barnes Group, Inc.	658,900	18,298
Blount International, Inc. (a)	686,000	9,529
Brady Corp., Class A	94,500	3,202
Carlisle Cos., Inc.	200,884	13,031
Celadon Group, Inc.	346,996	5,826
Commercial Vehicle Group, Inc. (a)	874,900	6,133
EMCOR Group, Inc.	670,500	25,078
Encore Wire Corp.	306,400	10,035
Esterline Technologies Corp. (a)	270,300	20,283
Forward Air Corp.	355,500	13,114
GATX Corp.	331,600	16,895
Granite Construction, Inc.	722,300	19,986
John Bean Technologies Corp.	387,700	8,041
Kennametal, Inc.	517,300	20,687
Kforce, Inc.	601,306	9,092
Korn/Ferry International (a)	585,200	9,685
Lincoln Electric Holdings, Inc.	195,300	10,304
LMI Aerospace, Inc. (a)	486,500	10,406
McGrath RentCorp	82,832	2,573
Mueller Industries, Inc.	240,000	12,427
Simpson Manufacturing Co., Inc.	103,700	2,980
Tetra Tech, Inc. (a)	441,500	11,607
Titan Machinery, Inc. (a)	577,900	13,037
TriMas Corp. (a)	382,733	11,673
Viad Corp.	315,810	8,227
Woodward, Inc.	260,200	9,365
		325,786

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Information Technology (15.3%):
Anixter International, Inc.	341,500	$24,500
Arris Group, Inc. (a)	626,300	10,340
Benchmark Electronics, Inc. (a)	788,700	14,070
Diebold, Inc.	418,400	12,255
Fairchild Semiconductor International, Inc. (a)	1,424,571	18,377
Littelfuse, Inc.	81,500	5,690
Measurement Specialties, Inc. (a)	58,800	2,515
Microsemi Corp. (a)	924,700	19,234
MKS Instruments, Inc.	741,451	19,923
MTS Systems Corp.	177,789	10,836
PTC, Inc. (a)	762,400	18,305
QLogic Corp. (a)	562,300	6,107
Rudolph Technologies, Inc. (a)	860,933	10,047
Sapient Corp. (a)	321,400	3,754
ScanSource, Inc. (a)	428,400	12,411
Synaptics, Inc. (a)	182,885	7,540
Tech Data Corp. (a)	272,800	12,748
Websense, Inc. (a)	525,100	9,368
West Pharmaceutical Services, Inc.	158,650	10,131
Zebra Technologies, Class A (a)	233,500	10,893
		239,044
Materials (6.4%):
A. Schulman, Inc.	259,700	6,744
Cabot Corp.	137,925	5,180
H.B. Fuller Co.	351,600	13,326
Innophos Holdings, Inc.	230,500	11,827
Olin Corp.	780,364	18,862
Sensient Technologies Corp.	513,500	20,207
Silgan Holdings, Inc.	255,992	12,254
Worthington Industries, Inc.	367,200	11,816
		100,216
Utilities (3.6%):
ALLETE, Inc.	325,000	16,688
El Paso Electric Co.	234,000	8,766
Northwest Natural Gas Co.	202,200	8,992
NorthWestern Corp.	259,300	11,155
South Jersey Industries, Inc.	184,100	11,359
		56,960
Total Common Stocks (Cost $1,232,762)		1,471,142
Exchange-Traded Funds (1.0%)
iShares Russell 2000 Value Index Fund	187,100	15,686
Total Exchange-Traded Funds (Cost $13,466)		15,686

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Small Company Opportunity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (4.9%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	76,870,000	$76,870
Total Investment Companies (Cost $76,870)		76,870
Total Investments (Cost $1,323,098) — 100.0%		1,563,698
Liabilities in excess of other assets — 0.0%		(649)
NET ASSETS — 100.00%		$1,563,049

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Large Cap Growth Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Communications Equipment (3.7%):
Palo Alto Networks, Inc. (a)	7,875	$426
QUALCOMM, Inc.	101,225	6,238
		6,664
Computers & Peripherals (7.9%):
Apple, Inc.	21,875	9,685
EMC Corp. (a)	197,375	4,427
		14,112
Consumer Discretionary (23.5%):
Amazon.com, Inc. (a)	26,375	6,693
Canadian Pacific Railway Ltd.	43,500	5,421
Chipotle Mexican Grill, Inc. (a)	9,575	3,478
Lululemon Athletica, Inc. (a)	54,350	4,138
Michael Kors Holdings Ltd. (a)	54,225	3,088
Priceline.com, Inc. (a)	10,600	7,377
Starbucks Corp.	105,325	6,408
Tractor Supply Co.	48,750	5,225
		41,828
Energy (5.9%):
Cameron International Corp. (a)	74,000	4,555
Schlumberger Ltd.	79,575	5,922
		10,477
Financials (3.3%):
Affiliated Managers Group, Inc. (a)	38,175	5,943
Health Care (18.8%):
Alexion Pharmaceuticals, Inc. (a)	42,300	4,145
Allergan, Inc.	52,650	5,978
Biogen Idec, Inc. (a)	29,725	6,509
Catamaran Corp. (a)	68,825	3,973
Celgene Corp. (a)	43,425	5,127
Cerner Corp. (a)	63,025	6,099
Vertex Pharmaceuticals, Inc. (a)	22,400	1,721
		33,552
Industrials (8.5%):
Cummins, Inc.	47,550	5,059
Fastenal Co.	98,425	4,828
J.B. Hunt Transport Services, Inc.	74,725	5,310
		15,197
Internet Software & Services (8.6%):
eBay, Inc. (a)	103,300	5,412
Google, Inc., Class A (a)	7,725	6,370
LinkedIn Corp., Class A (a)	18,100	3,477
		15,259

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Large Cap Growth Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
IT Services (8.2%):
Cognizant Technology Solutions Corp., Class A (a)	55,725	$3,611
Teradata Corp. (a)	70,200	3,585
Visa, Inc., Class A	44,600	7,513
		14,709
Materials (4.6%):
Monsanto Co.	77,325	8,260
Software (3.4%):
Citrix Systems, Inc. (a)	96,225	5,982
Total Common Stocks (Cost $125,770)		171,983
Investment Companies (3.8%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	6,789,000	6,789
Total Investment Companies (Cost $6,789)		6,789
Total Investments (Cost $132,559) — 100.2%		178,772
Liabilities in excess of other assets — (0.2)%		(401)
NET ASSETS — 100.00%		$178,371

(a)  Non-income producing security.

(b)  Rate disclosed is the daily yield on 4/30/13.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund	Large Cap Growth Fund
ASSETS:
Investments, at value (Cost $235,797, $1,323,098, $132,559)	$258,254	$1,563,698	$178,772
Dividends receivable	106	294	20
Receivable for capital shares issued	133	2,337	254
Receivable for investments sold	5,460	24,009	2,457
Receivable from Adviser	—	—	2
Prepaid expenses	48	85	50
Total Assets	264,001	1,590,423	181,555
LIABILITIES:
Payable for investments purchased	782	23,024	2,535
Payable for capital shares redeemed	11,319	2,783	462
Accrued expenses and other payables:
Investment advisory fees	160	990	110
Administration fees	24	137	16
Custodian fees	3	13	2
Transfer agent fees	97	62	7
Trustees' fees	4	— (a)	1
Shareholder servicing fees	27	93	12
12b-1 fees	47	108	9
Other accrued expenses	66	164	30
Total Liabilities	12,529	27,374	3,184
NET ASSETS:
Capital	375,263	1,281,709	127,223
Distributions in excess of net investment income	(514)	(613)	(1,429)
Accumulated net realized gains (losses) from investments	(145,734)	41,353	6,364
Net unrealized appreciation on investments	22,457	240,600	46,213
Net Assets	$251,472	$1,563,049	$178,371
Net Assets
Class A Shares	$118,906	$452,759	$56,338
Class C Shares	18,990	—	11,033
Class R Shares	76,588	266,665	1,091
Class I Shares	34,653	832,156	63,971
Class Y Shares	2,335	11,469	45,938
Total	$251,472	$1,563,049	$178,371
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	6,696	12,885	3,494
Class C Shares	1,155	—	740
Class R Shares	4,458	7,878	70
Class I Shares	1,937	23,566	3,944
Class Y Shares	132	326	2,847
Total	14,378	44,655	11,095
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$17.76	$35.14	$16.12
Class C Shares (c)	$16.44	—	$14.91
Class R Shares	$17.18	$33.85	$15.64
Class I Shares	$17.89	$35.31	$16.22
Class Y Shares	$17.77	$35.16	$16.13
Maximum sales charge — Class A Shares	5.75%	5.75%	5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$18.84	$37.28	$17.10

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.
See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	Special Value Fund	Small Company Opportunity Fund		Large Cap Growth Fund
Investment Income:
Dividend income	$1,890	$13,420		$515
Total Income	1,890	13,420		515
Expenses:
Investment advisory fees	1,052	5,380		610
Administration fees	159	751		91
Shareholder servicing fees — Class A Shares	151	542		89
12b-1 fees — Class C Shares	95	—		51
12b-1 fees — Class R Shares	205	624		3
Custodian fees	15	63		10
Transfer agent fees	29	138		17
Transfer agent fees — Class A Shares	97	249		20
Transfer agent fees — Class C Shares	23	—		3
Transfer agent fees — Class R Shares	87	120		1
Transfer agent fees — Class I Shares	6	31		4
Transfer agent fees — Class Y Shares (a)	— (b)	—	(b)	— (b)
Trustees' fees	23	91		12
Chief Compliance Officer fees	4	14		2
Legal and audit fees	31	127		16
Other expenses	47	149		53
Total Expenses	2,024	8,279		982
Expenses waived/reimbursed by Adviser	(10)	—		(21)
Net Expenses	2,014	8,279		961
Net Investment Income (Loss)	(124)	5,141		(446)
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	22,152	47,069		8,879
Net change in unrealized appreciation/depreciation on investments	15,899	128,181		7,215
Net realized/unrealized gains from investments	38,051	175,250		16,094
Change in net assets resulting from operations	$37,927	$180,391		$15,648

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$(124)	$(312)	$5,141	$1,874	$(446)	$(1,118)
Net realized gains from investment transactions	22,152	102,200	47,069	55,507	8,879	7,906
Net realized gains from redemptions in-kind	—	7,383	—	—	—	—
Net change in unrealized appreciation/depreciation on investments	15,899	(79,789)	128,181	16,833	7,215	4,785
Change in net assets resulting from operations	37,927	29,482	180,391	74,214	15,648	11,573
Distributions to Shareholders:
From net investment income:
Class A Shares	—	—	(1,678)	(552)	—	—
Class R Shares	—	—	(875)	(226)	—	—
Class I Shares	—	—	(3,170)	(1,960)	—	—
From net realized gains:
Class A Shares	—	—	(17,932)	(1,205)	(3,568)	(1,226)
Class C Shares	—	—	—	—	(478)	(86)
Class R Shares	—	—	(10,771)	(756)	(46)	(11)
Class I Shares	—	—	(26,728)	(1,427)	(2,645)	(804)
Change in net assets resulting from distributions to shareholders	—	—	(61,154)	(6,126)	(6,737)	(2,127)
Change in net assets from capital transactions	(94,645)	(441,815)	253,140	292,290	21,922	(30,457)
Change in net assets	(56,718)	(412,333)	372,377	360,378	30,833	(21,011)
Net Assets:
Beginning of period	308,190	720,523	1,190,672	830,294	147,538	168,549
End of period	$251,472	$308,190	$1,563,049	$1,190,672	$178,371	$147,538
Accumulated undistributed net investment loss	$(514)	$(390)	$(613)	$(31)	$(1,429)	$(983)

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Special Value Fund		Small Company Opportunity Fund		Large Cap Growth Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$10,353	$34,413	$92,335	$237,847	$27,165	$46,538
Dividends reinvested	—	—	16,162	1,437	2,286	714
Cost of shares redeemed	(63,060)	(286,571)	(100,320)	(154,100)	(61,164)	(63,057)
Total Class A Shares	$(52,707)	$(252,158)	$8,177	$85,184	$(31,713)	$(15,805)
Class C Shares
Proceeds from shares issued	$1,210	$2,936	—	—	$1,898	$4,266
Dividends reinvested	—	—	—	—	366	69
Cost of shares redeemed	(4,396)	(11,228)	—	—	(883)	(1,804)
Total Class C Shares	$(3,186)	$(8,292)	—	—	$1,381	$2,531
Class R Shares
Proceeds from shares issued	$4,219	$16,187	$36,546	$79,752	$119	$242
Dividends reinvested	—	—	10,813	886	44	10
Cost of shares redeemed	(28,710)	(78,540)	(34,589)	(49,127)	(142)	(276)
Total Class R Shares	$(24,491)	$(62,353)	$12,770	$31,511	$21	$(24)
Class I Shares
Proceeds from shares issued	$1,787	$11,993	$273,689	$280,113	$20,540	$45,660
Dividends reinvested	—	—	23,054	2,973	634	733
Cost of shares redeemed	(18,293)	(131,005)	(75,813)	(107,491)	(13,939)	(63,552)
Total Class I Shares	$(16,506)	$(119,012)	$220,930	$175,595	$7,235	$(17,159)
Class Y Shares (a)
Proceeds from shares issued	$2,511	—	$11,868	—	$47,292	—
Cost of shares redeemed	(266)	—	(605)	—	(2,294)	—
Total Class Y Shares	$2,245	—	$11,263	—	$44,998	—
Change in net assets from capital transactions	$(94,645)	$(441,815)	$253,140	$292,290	$21,922	$(30,457)
Share Transactions:
Class A Shares
Issued	619	2,250	2,729	7,465	1,773	3,073
Reinvested	—	—	506	47	154	51
Redeemed	(3,740)	(18,753)	(2,953)	(4,837)	(3,890)	(4,157)
Total Class A Shares	(3,121)	(16,503)	282	2,675	(1,963)	(1,033)
Class C Shares
Issued	77	203	—	—	131	293
Reinvested	—	—	—	—	27	5
Redeemed	(286)	(778)	—	—	(62)	(124)
Total Class C Shares	(209)	(575)	—	—	96	174
Class R Shares
Issued	260	1,082	1,117	2,591	8	16
Reinvested	—	—	351	30	3	1
Redeemed	(1,794)	(5,256)	(1,062)	(1,614)	(9)	(19)
Total Class R Shares	(1,534)	(4,174)	406	1,007	2	(2)
Class I Shares
Issued	104	765	7,975	8,747	1,302	2,919
Reinvested	—	—	718	96	43	52
Redeemed	(1,106)	(8,543)	(2,229)	(3,365)	(888)	(4,016)
Total Class I Shares	(1,002)	(7,778)	6,464	5,478	457	(1,045)
Class Y Shares (a)
Issued	147	—	343	—	2,990	—
Redeemed	(15)	—	(17)	—	(143)	—
Total Class Y Shares	132	—	326	—	2,847	—
Change in Shares	(5,734)	(29,030)	7,478	9,160	1,439	(1,906)

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.53	$14.77	$14.93		$12.25		$10.78	$20.21
Investment Activities:
Net investment income (loss)	— (a)	(0.01)	(0.01)		0.01		0.06	0.04
Net realized and unrealized gains (losses) on investments	2.23	0.77	(0.14)		2.69		1.46	(8.42)
Total from Investment Activities	2.23	0.76	(0.15)		2.70		1.52	(8.38)
Distributions:
Net investment income	—	—	(0.01)		(0.02)		(0.05)	(0.03)
Net realized gains from investments	—	—	—		—		—	(1.02)
Total Distributions	—	—	(0.01)		(0.02)		(0.05)	(1.05)
Net Asset Value, End of Period	$17.76	$15.53	$14.77		$14.93		$12.25	$10.78
Total Return (excludes sales charge) (b)	14.36%	5.15%	(1.02)%		22.04	%(c)	14.21%	(43.55)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$118,906	$152,428	$388,846		$722,165		$711,887	$666,860
Ratio of net expenses to average net assets (d)	1.31%	1.30%	1.19%		1.18%		1.24%	1.17%
Ratio of net investment income (loss) to average net assets (d)	0.01%	(0.02)%	—	%(e)	0.08%		0.52%	0.25%
Portfolio turnover (f)	43%	87%	93%		97%		165%	188%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Rounds to less than 0.01%

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011		Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$14.44	$13.86	$14.13		$11.70		$10.34	$19.56
Investment Activities:
Net investment loss	(0.08)	(0.17)	(0.14	)(a)	(0.13)		(0.05)	(0.10)
Net realized and unrealized gains (losses) on investments	2.08	0.75	(0.13)		2.56		1.41	(8.10)
Total from Investment Activities	2.00	0.58	(0.27)		2.43		1.36	(8.20)
Distributions:
Net investment income	—	—	—		—	(b)	—	— (b)
Net realized gains from investments	—	—	—		—		—	(1.02)
Total Distributions	—	—	—		—	(b)	—	(1.02)
Net Asset Value, End of Period	$16.44	$14.44	$13.86		$14.13		$11.70	$10.34
Total Return (excludes contingent deferred sales charge) (c)	13.85%	4.18%	(1.91)%		20.78	%(d)	13.15%	(44.05)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$18,990	$19,693	$26,874		$36,852		$38,335	$39,543
Ratio of net expenses to average net assets (e)	2.20%	2.20%	2.11%		2.16%		2.19%	2.13%
Ratio of net investment loss to average net assets (e)	(0.92)%	(0.97)%	(0.93)%		(0.90)%		(0.42)%	(0.72)%
Ratio of gross expenses to average net assets (e) (f)	2.27%	2.23%	2.11%		2.16%		2.28%	2.13%
Ratio of net investment loss to average net assets (e) (f)	(0.99)%	(1.00)%	(0.93)%		(0.90)%		(0.51)%	(0.72)%
Portfolio turnover (g)	43%	87%	93%		97%		165%	188%

(a)  Calculated using average shares for the period

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.05	$14.36	$14.55	$11.96		$10.54	$19.82
Investment Activities:
Net investment income (loss)	(0.04)	(0.07)	(0.06)	(0.03)		0.01	(0.02)
Net realized and unrealized gains (losses) on investments	2.17	0.76	(0.13)	2.62		1.43	(8.23)
Total from Investment Activities	2.13	0.69	(0.19)	2.59		1.44	(8.25)
Distributions:
Net investment income	—	—	—	—	(a)	(0.02)	(0.01)
Net realized gains from investments	—	—	—	—		—	(1.02)
Total Distributions	—	—	—	—	(a)	(0.02)	(1.03)
Net Asset Value, End of Period	$17.18	$15.05	$14.36	$14.55		$11.96	$10.54
Total Return (b)	14.15%	4.81%	(1.31)%	21.67	%(c)	13.70%	(43.73)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$76,588	$90,166	$145,987	$182,091		$147,811	$99,985
Ratio of net expenses to average net assets (d)	1.68%	1.59%	1.51%	1.49%		1.61%	1.56%
Ratio of net investment income (loss) to average net assets (d)	(0.37)%	(0.35)%	(0.34)%	(0.24)%		0.09%	(0.15)%
Portfolio turnover (e)	43%	87%	93%	97%		165%	188%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Special Value Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.62	$14.82	$14.95	$12.27		$10.79	$20.22
Investment Activities:
Net investment income	0.02	0.05 (a)	0.05	0.06		0.09	0.09
Net realized and unrealized gains (losses) on investments	2.25	0.75	(0.14)	2.68		1.47	(8.41)
Total from Investment Activities	2.27	0.80	(0.09)	2.74		1.56	(8.32)
Distributions:
Net investment income	—	—	(0.04)	(0.06)		(0.08)	(0.09)
Net realized gains from investments	—	—	—	—		—	(1.02)
Total Distributions	—	—	(0.04)	(0.06)		(0.08)	(1.11)
Net Asset Value, End of Period	$17.89	$15.62	$14.82	$14.95		$12.27	$10.79
Total Return (b)	14.53%	5.40%	(0.66)%	22.38	%(c)	14.64%	(43.35)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$34,653	$45,903	$158,816	$165,995		$143,755	$123,612
Ratio of net expenses to average net assets (d)	1.03%	0.95%	0.87%	0.86%		0.87%	0.85%
Ratio of net investment income to average net assets (d)	0.29%	0.35%	0.29%	0.40%		0.84%	0.57%
Portfolio turnover (e)	43%	87%	93%	97%		165%	188%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.01% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Special Value Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$17.11
Investment Activities:
Net investment loss	— (b)
Net realized and unrealized gains on investments	0.66
Total from Investment Activities	0.66
Net Asset Value, End of Period	$17.77
Total Return (c)	3.86%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,335
Ratio of net expenses to average net assets (d)	1.03%
Ratio of net investment loss to average net assets (d)	(0.21)%
Ratio of gross expenses to average net assets (d) (e)	1.53%
Ratio of net investment loss to average net assets (d) (e)	(0.71)%
Portfolio turnover (f)	43%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$32.19	$29.82	$27.35	$22.70	$19.76	$29.09
Investment Activities:
Net investment income	0.11	0.03	0.05	0.03	0.03	0.03
Net realized and unrealized gains (losses) on investments	4.44	2.51	2.47	4.63	2.96	(7.83)
Total from Investment Activities	4.55	2.54	2.52	4.66	2.99	(7.80)
Distributions:
Net investment income	(0.14)	(0.05)	(0.05)	(0.01)	(0.05)	(0.02)
Net realized gains from investments	(1.46)	(0.12)	—	—	—	(1.51)
Total Distributions	(1.60)	(0.17)	(0.05)	(0.01)	(0.05)	(1.53)
Net Asset Value, End of Period	$35.14	$32.19	$29.82	$27.35	$22.70	$19.76
Total Return (excludes sales charge) (a)	14.62%	8.56%	9.23%	20.54%	15.21%	(28.13)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$452,759	$405,693	$296,044	$256,084	$195,106	$166,798
Ratio of net expenses to average net assets (b)	1.34%	1.38%	1.40%	1.43%	1.57%	1.53%
Ratio of net investment income to average net assets (b)	0.61%	0.08%	0.15%	0.12%	0.16%	0.10%
Portfolio turnover (c)	24%	41%	44%	66%	93%	115%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$31.08	$28.84	$26.50	$22.03	$19.19	$28.31
Investment Activities:
Net investment income (loss)	0.07	(0.03)	(0.02)	(0.02)	0.02	—	(a)
Net realized and unrealized gains (losses) on investments	4.28	2.43	2.40	4.49	2.87	(7.61)
Total from Investment Activities	4.35	2.40	2.38	4.47	2.89	(7.61)
Distributions:
Net investment income	(0.12)	(0.04)	(0.04)	— (a)	(0.05)	—	(a)
Net realized gains from investments	(1.46)	(0.12)	—	—	—	(1.51)
Total Distributions	(1.58)	(0.16)	(0.04)	— (a)	(0.05)	(1.51)
Net Asset Value, End of Period	$33.85	$31.08	$28.84	$26.50	$22.03	$19.19
Total Return (b)	14.50%	8.33%	8.99%	20.31%	15.14%	(28.21)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$266,665	$232,234	$186,467	$147,459	$114,220	$81,279
Ratio of net expenses to average net assets (c)	1.57%	1.61%	1.60%	1.63%	1.65%	1.62%
Ratio of net investment income (loss) to average net assets (c)	0.37%	(0.15)%	(0.06)%	(0.07)%	0.07%	—	%(d)
Portfolio turnover (e)	24%	41%	44%	66%	93%	115%

(a)  Less than $0.01 per share.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Rounds to less than 0.01%.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Small Company Opportunity Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$32.32	$29.92	$27.41	$22.73	$19.78	$29.10
Investment Activities:
Net investment income	0.16	0.15	0.16	0.11	0.12	0.13
Net realized and unrealized gains (losses) on investments	4.46	2.52	2.48	4.66	2.96	(7.83)
Total from Investment Activities	4.62	2.67	2.64	4.77	3.08	(7.70)
Distributions:
Net investment income	(0.17)	(0.15)	(0.13)	(0.09)	(0.13)	(0.11)
Net realized gains from investments	(1.46)	(0.12)	—	—	—	(1.51)
Total Distributions	(1.63)	(0.27)	(0.13)	(0.09)	(0.13)	(1.62)
Net Asset Value, End of Period	$35.31	$32.32	$29.92	$27.41	$22.73	$19.78
Total Return (a)	14.82%	8.95%	9.63%	21.00%	15.80%	(27.83)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$832,156	$552,745	$347,783	$274,045	$97,555	$90,242
Ratio of net expenses to average net assets (b)	0.99%	1.02%	1.04%	1.05%	1.11%	1.04%
Ratio of net investment income to average net assets (b)	0.85%	0.43%	0.50%	0.53%	0.66%	0.61%
Portfolio turnover (c)	24%	41%	44%	66%	93%	115%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Small Company Opportunity Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$34.42
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments	0.73
Total from Investment Activities	0.74
Net Asset Value, End of Period	$35.16
Total Return (b)	2.15%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,469
Ratio of net expenses to average net assets (c)	1.10%
Ratio of net investment income to average net assets (c)	0.05%
Portfolio turnover (d)	24%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class A Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$15.33		$14.61	$13.91	$11.30	$9.95	$16.80
Investment Activities:
Net investment loss	(0.05	)(a)	(0.12)	(0.12)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gains (losses) on investments	1.55		1.02	0.82	2.67	1.40	(6.80)
Total from Investment Activities	1.50		0.90	0.70	2.61	1.35	(6.85)
Distributions:
Net realized gains from investments	(0.71)		(0.18)	—	—	—	—
Total Distributions	(0.71)		(0.18)	—	—	—	—
Net Asset Value, End of Period	$16.12		$15.33	$14.61	$13.91	$11.30	$9.95
Total Return (excludes sales charge) (b)	10.20%		6.31%	5.03%	23.10%	13.57%	(40.77)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$56,338		$83,648	$94,814	$120,697	$63,497	$8,119
Ratio of net expenses to average net assets (c)	1.30%		1.29%	1.23%	1.25%	1.26%	1.39%
Ratio of net investment loss to average net assets (c)	(0.63)%		(0.74)%	(0.68)%	(0.65)%	(0.59)%	(0.60)%
Ratio of gross expenses to average net assets (c) (d)	1.30%		1.29%	1.23%	1.25%	1.26%	1.50%
Ratio of net investment loss to average net assets (c) (d)	(0.63)%		(0.74)%	(0.68)%	(0.65)%	(0.59)%	(0.71)%
Portfolio turnover (e)	32%		77%	82%	51%	92%	131%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$14.29	$13.74	$13.19	$10.81	$9.59	$16.32
Investment Activities:
Net investment loss	(0.09)	(0.19)	(0.19)	(0.16)	(0.10)	(0.19)
Net realized and unrealized gains (losses) on investments	1.42	0.92	0.74	2.54	1.32	(6.54)
Total from Investment Activities	1.33	0.73	0.55	2.38	1.22	(6.73)
Distributions:
Net realized gains from investments	(0.71)	(0.18)	—	—	—	—
Total Distributions	(0.71)	(0.18)	—	—	—	—
Net Asset Value, End of Period	$14.91	$14.29	$13.74	$13.19	$10.81	$9.59
Total Return (excludes contingent deferred sales charge) (a)	9.74%	5.46%	4.17%	22.02%	12.72%	(41.24)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,033	$9,187	$6,462	$4,072	$2,746	$1,183
Ratio of net expenses to average net assets (b)	2.10%	2.10%	2.10%	2.10%	2.10%	2.10%
Ratio of net investment loss to average net assets (b)	(1.47)%	(1.54)%	(1.58)%	(1.48)%	(1.45)%	(1.35)%
Ratio of gross expenses to average net assets (b) (c)	2.12%	2.15%	2.15%	2.29%	2.66%	2.75%
Ratio of net investment loss to average net assets (b) (c)	(1.49)%	(1.60)%	(1.63)%	(1.67)%	(1.99)%	(2.00)%
Portfolio turnover (d)	32%	77%	82%	51%	92%	131%

(a)  Not annualized for periods less than one year.

(b)  Annualized for periods less than one year.

(c)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class R Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$14.91		$14.27	$13.65	$11.13	$9.83	$16.65
Investment Activities:
Net investment loss	(0.08	)(a)	(0.16)	(0.20)	(0.16)	(0.10)	(0.07)
Net realized and unrealized gains (losses) on investments	1.52		0.98	0.82	2.68	1.40	(6.75)
Total from Investment Activities	1.44		0.82	0.62	2.52	1.30	(6.82)
Distributions:
Net realized gains from investments	(0.71)		(0.18)	—	—	—	—
Total Distributions	(0.71)		(0.18)	—	—	—	—
Net Asset Value, End of Period	$15.64		$14.91	$14.27	$13.65	$11.13	$9.83
Total Return (b)	10.08%		5.89%	4.54%	22.64%	13.22%	(40.96)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,091		$1,020	$1,005	$681	$662	$695
Ratio of net expenses to average net assets (c)	1.65%		1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of net investment loss to average net assets (c)	(1.01)%		(1.11)%	(1.12)%	(1.02)%	(0.94)%	(0.87)%
Ratio of gross expenses to average net assets (c) (d)	2.67%		2.79%	2.35%	2.84%	3.20%	3.28%
Ratio of net investment loss to average net assets (c) (d)	(2.03)%		(2.25)%	(1.82)%	(2.21)%	(2.49)%	(2.50)%
Portfolio turnover (e)	32%		77%	82%	51%	92%	131%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Large Cap Growth Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$15.39	$14.62	$15.46
Investment Activities:
Net investment loss	(0.01)	(0.09)	(0.04)
Net realized and unrealized gains (losses) on investments	1.55	1.04	(0.80)
Total from Investment Activities	1.54	0.95	(0.84)
Distributions:
Net realized gains from investments	(0.71)	(0.18)	—
Total Distributions	(0.71)	(0.18)	—
Net Asset Value, End of Period	$16.22	$15.39	$14.62
Total Return (b)	10.43%	6.65%	(5.43)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$63,971	$53,683	$66,268
Ratio of net expenses to average net assets (c)	0.95%	0.97%	1.02%
Ratio of net investment loss to average net assets (c)	(0.32)%	(0.42)%	(0.56)%
Ratio of gross expenses to average net assets (c) (d)	1.00%	1.00%	1.02%
Ratio of net investment loss to average net assets (c) (d)	(0.37)%	(0.45)%	(0.56)%
Portfolio turnover (e)	32%	77%	82%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Large Cap Growth Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$15.78
Investment Activities:
Net investment loss	(0.02)
Net realized and unrealized gains on investments	0.37
Total from Investment Activities	0.35
Net Asset Value, End of Period	$16.13
Total Return (b)	2.22%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$45,938
Ratio of net expenses to average net assets (c)	0.96%
Ratio of net investment loss to average net assets (c)	(0.45)%
Portfolio turnover (d)	32%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Common Stocks (70.0%)
Consumer Discretionary (13.3%):
CarMax, Inc. (a)	3,150	$145
Comcast Corp., Class A	4,130	171
Costco Wholesale Corp.	1,980	215
DIRECTV (a)	5,200	294
General Motors Co. (a)	12,920	398
PetSmart, Inc.	4,400	300
Priceline.com, Inc. (a)	260	181
PVH Corp.	1,300	150
Starbucks Corp.	4,600	280
The Walt Disney Co.	2,870	180
Viacom, Inc., Class B	5,540	355
		2,669
Consumer Staples (3.8%):
Anheuser-Busch InBev NV, Sponsored ADR	2,750	263
The Procter & Gamble Co.	6,540	502
		765
Energy (5.4%):
Anadarko Petroleum Corp.	3,308	280
BP PLC, ADR	7,800	340
Occidental Petroleum Corp.	3,830	342
Schlumberger Ltd.	1,616	120
		1,082
Financials (10.4%):
Citigroup, Inc.	9,600	448
JPMorgan Chase & Co.	7,680	376
MetLife, Inc.	8,610	336
PNC Financial Services Group, Inc.	4,000	272
The Bank of New York Mellon Corp.	10,000	282
Wells Fargo & Co.	9,600	365
		2,079
Health Care (10.0%):
Baxter International, Inc.	4,120	288
Express Scripts Holding Co. (a)	3,070	182
Johnson & Johnson	4,320	368
Merck & Co., Inc.	5,100	240
Pfizer, Inc.	16,420	478
Roche Holding AG, ADR	6,900	431
		1,987
Industrials (9.2%):
Boeing Co.	3,910	358
Cummins, Inc.	1,330	141
Danaher Corp.	4,090	249
Eaton Corp. PLC	2,000	123
General Dynamics Corp.	4,630	343

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Honeywell International, Inc.	2,100	$154
Norfolk Southern Corp.	1,520	118
United Parcel Service, Inc., Class B	3,020	260
W.W. Grainger, Inc.	430	106
		1,852
Information Technology (14.8%):
Agilent Technologies, Inc.	5,550	230
Altera Corp.	6,200	198
Apple, Inc.	1,340	593
Applied Materials, Inc.	18,500	268
Broadcom Corp., Class A	4,800	173
Citrix Systems, Inc. (a)	3,400	211
EMC Corp. (a)	12,400	278
Google, Inc., Class A (a)	405	334
Microchip Technology, Inc.	5,000	182
TE Connectivity Ltd.	6,600	287
VMware, Inc., Class A (a)	2,800	197
		2,951
Materials (3.1%):
Air Products & Chemicals, Inc.	4,700	409
The Dow Chemical Co.	6,250	212
		621
Total Common Stocks (Cost $12,477)		14,006
Corporate Bonds (7.7%)
Consumer Discretionary (0.7%):
CBS Corp., 7.88%, 7/30/30	$5	7
Comcast Corp. 4.95%, 6/15/16	5	6
5.15%, 3/1/20	5	6
6.45%, 3/15/37	5	7
Conoco, Inc., 6.95%, 4/15/29	5	7
DIRECTV Holdings LLC, 6.38%, 3/1/41	5	6
Lowe's Cos., Inc., 4.65%, 4/15/42, Callable 10/15/41 @ 100	5	5
McDonald's Corp., 3.63%, 5/20/21, MTN	5	6
NBCUniversal Media LLC, 2.88%, 1/15/23	5	5
News America, Inc. 4.50%, 2/15/21	5	6
6.20%, 12/15/34	4	5
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100	5	5
Princeton University, 5.70%, 3/1/39	5	7
Target Corp., 1.13%, 7/18/14	5	5
The Home Depot, Inc., 5.40%, 3/1/16	5	6
The Walt Disney Co., 2.75%, 8/16/21	5	5
Thomson Reuters Corp., 5.70%, 10/1/14	5	5
Time Warner Cable, Inc. 5.85%, 5/1/17	5	6
4.00%, 9/1/21	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Time Warner, Inc. 5.88%, 11/15/16	$5	$6
6.50%, 11/15/36, Callable 6/1/21 @ 100	5	6
Wells Fargo & Co., 5.13%, 9/15/16	10	11
Wyndham Worldwide Corp., 2.95%, 3/1/17, Callable 2/1/17 @ 100	5	5
		138
Consumer Staples (0.5%):
Altria Group, Inc., 4.75%, 5/5/21	5	6
Anheuser-Busch Cos., Inc., 5.05%, 10/15/16	5	6
Anheuser-Busch InBev Worldwide, Inc. 5.38%, 11/15/14	5	5
4.38%, 2/15/21	5	6
2.50%, 7/15/22	5	5
Coca-Cola Enterprises, Inc., 8.50%, 2/1/22	5	7
Kimberly-Clark Corp., 6.25%, 7/15/18	5	6
Kraft Foods, Inc., 6.13%, 2/1/18	5	6
Mondelez International, Inc., 4.13%, 2/9/16	5	5
PepsiCo, Inc., 5.50%, 1/15/40	10	13
Philip Morris International, Inc., 1.13%, 8/21/17	5	5
Procter & Gamble Co. 4.95%, 8/15/14	5	5
5.80%, 8/15/34	5	7
The Kroger Co., 6.15%, 1/15/20	5	6
Wal-Mart Stores, Inc. 3.63%, 7/8/20	5	6
5.25%, 9/1/35	10	12
		106
Energy (0.6%):
Anadarko Petroleum Corp., 6.45%, 9/15/36	5	6
Apache Corp., 3.63%, 2/1/21, Callable 11/1/20 @ 100	5	5
Canadian Natural Resources Ltd., 5.70%, 5/15/17	5	6
Devon Energy Corp., 2.40%, 7/15/16, Callable 6/15/16 @ 100	5	5
Duke Energy Carolinas LLC, 3.90%, 6/15/21, Callable 3/15/21 @ 100	5	6
Energy Transfer Partners LP, 5.95%, 2/1/15	5	5
Halliburton Co., 6.15%, 9/15/19	10	13
Hess Corp., 5.60%, 2/15/41	5	6
Kinder Morgan Energy Partners LP, 6.95%, 1/15/38, MTN	10	14
Murphy Oil Corp., 2.50%, 12/1/17	5	5
Occidental Petroleum Corp., 2.70%, 2/15/23, Callable 11/15/22 @ 100	5	5
Pemex Project Funding Master Trust, 5.75%, 3/1/18	5	6
Petroleos Mexicanos, 6.50%, 6/2/41	5	6
Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	5	5
Shell International Finance BV, 4.30%, 9/22/19	5	6
Statoil ASA, 3.15%, 1/23/22	5	5
Suncor Energy, Inc., 6.50%, 6/15/38	5	6
Total Capital Canada Ltd., 1.63%, 1/28/14	5	5
TransCanada PipeLines Ltd., 3.80%, 10/1/20	5	6
Transocean, Inc., 6.80%, 3/15/38	5	6
Valero Energy Corp., 6.13%, 2/1/20	5	6
		133

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Financials (3.0%):
Aflac, Inc., 3.45%, 8/15/15	$5	$5
American Express Co., 7.00%, 3/19/18	10	13
American International Group, Inc. 5.85%, 1/16/18, MTN	5	6
6.40%, 12/15/20	5	6
Asian Development Bank, 0.88%, 6/10/14, MTN	10	10
Bank of America Corp. 3.88%, 3/22/17	10	11
5.65%, 5/1/18	10	12
5.63%, 7/1/20	10	12
Bank of Montreal, 2.55%, 11/6/22, MTN, Callable 10/6/22 @ 100	5	5
Bank of Nova Scotia, 4.38%, 1/13/21	5	6
Berkshire Hathaway Finance Corp., 4.40%, 5/15/42	5	5
Berkshire Hathaway, Inc., 3.75%, 8/15/21	5	6
BHP Billiton Finance USA Ltd., 3.25%, 11/21/21	5	5
BlackRock, Inc., 5.00%, 12/10/19	5	6
Boeing Capital Corp., 2.90%, 8/15/18, Callable 7/15/18 @ 100	10	11
Boston Properties LP, 3.85%, 2/1/23, Callable 11/1/22 @ 100	5	5
BP Capital Markets PLC 3.13%, 10/1/15	5	5
3.25%, 5/6/22	5	5
Capital One Financial Corp., 4.75%, 7/15/21	5	6
Citigroup, Inc. 4.75%, 5/19/15	10	11
6.13%, 11/21/17	10	12
Credit Suisse USA, Inc., 4.88%, 1/15/15	15	16
Deutsche Telekom International Finance BV, 8.75%, 6/15/30 (b)	5	7
Enterprise Products Partners LP, 6.50%, 1/31/19	5	6
ERP Operating LP, 5.75%, 6/15/17	5	6
European Investment Bank 2.38%, 3/14/14	5	5
5.13%, 9/13/16	15	17
Fifth Third Bancorp, 3.50%, 3/15/22, Callable 2/15/22 @ 100	5	5
Ford Motor Credit Co. LLC, 2.75%, 5/15/15	10	10
General Electric Capital Corp. 2.95%, 5/9/16	10	11
5.63%, 5/1/18	5	6
4.65%, 10/17/21, MTN	5	6
6.15%, 8/7/37, MTN	5	6
Goldman Sachs Group, Inc. 5.75%, 10/1/16	15	17
5.75%, 1/24/22	5	6
6.25%, 2/1/41	10	12
HCP, Inc., 3.75%, 2/1/16	5	5
HSBC Finance Corp., 5.00%, 6/30/15	5	5
HSBC Holdings PLC, 4.88%, 1/14/22	5	7
Inter-American Development Bank, 4.50%, 9/15/14	10	11
International Bank for Reconstruction & Development, 2.13%, 3/15/16	10	11
International Finance Corp., 2.13%, 11/17/17, MTN	5	5
John Deere Capital Corp., 2.25%, 4/17/19	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase & Co. 2.60%, 1/15/16	$20	$21
6.40%, 5/15/38	10	13
KFW 4.13%, 10/15/14	5	5
2.00%, 6/1/16	20	21
4.00%, 1/27/20	10	12
Korea Developmental Bank, 5.75%, 9/10/13	10	10
Marsh & McLennan Cos., Inc., 5.75%, 9/15/15	7	8
MetLife, Inc., 5.70%, 6/15/35	5	6
Morgan Stanley 2.88%, 1/24/14	15	15
3.80%, 4/29/16	5	5
National Rural Utilities Cooperative Finance Corp., 3.05%, 2/15/22, Callable 11/15/21 @ 100	5	5
Nordic Investment Bank, 1.00%, 3/7/17	5	5
Orix Corp., 4.71%, 4/27/15	5	5
Petrobras International Finance Co., 5.38%, 1/27/21	5	6
PNC Funding Corp., 5.13%, 2/8/20	5	6
Prudential Financial, Inc. 5.10%, 9/20/14, MTN	5	5
6.63%, 12/1/37, MTN	5	7
Rio Tinto Finance USA PLC, 4.75%, 3/22/42, Callable 9/22/41 @ 100	5	5
Simon Property Group LP, 4.38%, 3/1/21, Callable 12/1/20 @ 100	10	11
SLM Corp., 7.25%, 1/25/22, MTN	5	6
Sumitomo Mitsui Banking Corp., 3.00%, 1/18/23	5	5
Swedish Export Credit Corp., 2.13%, 7/13/16	10	10
The Allstate Corp., 5.00%, 8/15/14	5	5
The Bank of New York Mellon Corp., 3.55%, 9/23/21, Callable 8/23/21 @ 100	5	5
Toyota Motor Credit Corp., 4.25%, 1/11/21, MTN	5	6
U.S. Bank N.A., 4.80%, 4/15/15	10	11
UBS AG, 5.88%, 12/20/17	10	12
Wachovia Corp., 5.25%, 8/1/14	10	11
Westpac Banking Corp., 4.88%, 11/19/19	5	7
		597
Foreign Government (0.6%):
Federal Republic of Brazil 7.88%, 3/7/15	5	6
7.13%, 1/20/37	5	7
Province of British Columbia, 2.65%, 9/22/21	5	5
Province of Ontario 0.95%, 5/26/15	10	10
4.00%, 10/7/19	10	12
Province of Quebec, 7.50%, 9/15/29	15	23
Republic of Poland, 5.00%, 3/23/22	5	6
United Mexican States 5.95%, 3/19/19, MTN	10	12
6.05%, 1/11/40, MTN	5	7
		88

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Health Care (0.5%):
Abbott Laboratories, 5.30%, 5/27/40	$10	$13
Amgen, Inc., 4.10%, 6/15/21, Callable 3/15/21 @ 100	10	11
AstraZeneca PLC, 5.90%, 9/15/17	5	6
Boston Scientific Corp., 7.38%, 1/15/40	5	7
Cardinal Health, Inc., 5.85%, 12/15/17	5	6
Cigna Corp., 2.75%, 11/15/16	5	5
Medtronic, Inc. 3.00%, 3/15/15	5	5
4.45%, 3/15/20	5	6
Novartis Capital Corp., 4.13%, 2/10/14	5	5
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21, Callable 5/15/21 @ 100	5	5
UnitedHealth Group, Inc., 3.88%, 10/15/20, Callable 7/15/20 @ 100	5	6
WellPoint, Inc., 5.95%, 12/15/34	6	7
Wyeth, 6.50%, 2/1/34	10	14
Wyeth LLC, 5.50%, 2/15/16	10	11
		107
Industrials (0.4%):
Burlington Northern Santa Fe, Inc. 5.75%, 3/15/18	5	6
3.45%, 9/15/21, Callable 6/15/21 @ 100	5	5
Caterpillar, Inc., 6.05%, 8/15/36	5	7
CSX Corp., 6.15%, 5/1/37	5	6
General Electric Co. 0.85%, 10/9/15	5	5
5.25%, 12/6/17	5	6
Honeywell International, Inc., 4.25%, 3/1/21	5	6
Lockheed Martin Corp., 5.50%, 11/15/39	5	6
United Parcel Service, Inc., 5.13%, 4/1/19	5	6
United Technologies Corp. 3.10%, 6/1/22	5	5
6.13%, 7/15/38	5	7
Waste Management, Inc., 4.60%, 3/1/21	5	6
		71
Information Technology (0.3%):
Cisco Systems, Inc. 5.50%, 2/22/16	5	6
4.45%, 1/15/20	5	6
Fiserv, Inc., 3.50%, 10/1/22, Callable 7/1/22 @ 100	5	5
Hewlett-Packard Co. 6.13%, 3/1/14	5	5
3.00%, 9/15/16	5	5
IBM Corp. 0.55%, 2/6/15	5	5
5.60%, 11/30/39	10	13
Microsoft Corp., 4.20%, 6/1/19	5	6
Oracle Corp. 5.75%, 4/15/18	5	6
2.50%, 10/15/22	5	5

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
The Western Union Co., 3.65%, 8/22/18	$5	$5
		67
Materials (0.3%):
Alcoa, Inc., 6.75%, 7/15/18	5	6
Barrick N.A. Finance LLC, 4.40%, 5/30/21	5	5
CRH America, Inc., 5.75%, 1/15/21	5	6
E.I. du Pont de Nemours & Co. 1.95%, 1/15/16	5	5
6.00%, 7/15/18	5	6
Eastman Chemical Co., 7.60%, 2/1/27	6	8
International Paper Co., 7.50%, 8/15/21	5	7
Rio Tinto Finance USA Ltd., 1.88%, 11/2/15	10	10
The Dow Chemical Co. 4.13%, 11/15/21, Callable 8/15/21 @ 100	5	5
7.38%, 11/1/29	5	7
Vale SA, 5.63%, 9/11/42	5	5
		70
Telecommunication Services (0.3%):
America Movil SAB de CV, 5.00%, 3/30/20	5	6
AT&T, Inc. 5.10%, 9/15/14	5	5
2.40%, 8/15/16	5	5
5.80%, 2/15/19	5	6
6.30%, 1/15/38	5	6
Telecom Italia Capital SpA, 7.00%, 6/4/18	5	6
Verizon Communications, Inc. 5.55%, 2/15/16	5	6
5.85%, 9/15/35	10	12
Vodafone Group PLC 5.00%, 12/16/13	5	5
5.63%, 2/27/17	5	6
6.15%, 2/27/37	5	6
		69
Utilities (0.5%):
Dominion Resources, Inc. 5.15%, 7/15/15	5	5
5.60%, 11/15/16	5	6
4.45%, 3/15/21	5	6
Duke Energy Carolinas LLC, 4.25%, 12/15/41	5	5
Duke Energy Corp., 1.63%, 8/15/17	5	5
Exelon Generation Co. LLC, 6.20%, 10/1/17	5	6
FirstEnergy Corp., 7.38%, 11/15/31	5	6
Hydro-Quebec, 8.40%, 1/15/22	5	7
MidAmerican Energy Holdings, 6.50%, 9/15/37	10	14
Pacific Gas & Electric Co. 4.80%, 3/1/14	6	6
6.05%, 3/1/34	3	4
PacifiCorp, 6.00%, 1/15/39	5	7

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Progress Energy, Inc., 4.40%, 1/15/21, Callable 10/15/20 @ 100	$5		$6
Sempra Energy, 6.00%, 10/15/39	5		6
Southern California Edison Co., 5.63%, 2/1/36	8		10
			99
Total Corporate Bonds (Cost $1,456)			1,545
U.S. Government Agency Securities (0.3%)
Federal Home Loan Mortgage Corp. 3.75%, 3/27/19 (c)	15		17
6.50%, 5/1/26-11/1/34	10		12
7.00%, 7/1/29-4/1/32 (c)	10		11
6.75%, 9/15/29	5		8
8.00%, 6/1/30	—	(d)	—	(d)
5.00%, 6/1/33 (c)	16		18
Total U.S. Government Agency Securities (Cost $61)			66
U.S. Government Mortgage Backed Agencies (11.1%)
Federal National Mortgage Assoc. 8.50%, 11/1/17	—	(d)	—	(d)
7.00%, 12/1/27	1		1
8.00%, 11/1/28	7		8
6.50%, 3/1/29-7/1/32	15		17
6.00%, 10/1/29-1/1/37 (c)	45		50
7.50%, 11/1/29	4		5
5.50%, 2/1/33-7/1/37 (c)	82		90
5.00%, 11/1/33-2/1/36 (c)	75		81
4.50%, 1/1/35-8/1/40 (c)	30		32
4.00%, 7/1/40-10/1/40	—	(d)	—	(d)
3.50%, 5/1/42 (c)	25		27
			311
Government National Mortgage Assoc. 6.50%, 3/20/31-11/20/31 (c)	398		483
6.00%, 4/20/33 (c)	26		29
6.50%, 10/20/28 (c)	81		98
7.50%, 11/20/29-4/20/43	423		536
8.00%, 1/20/30	387		499
7.00%, 11/15/32 (c)	119		147
6.00%, 1/20/34 (c)	103		122
			1,914
Total U.S. Government Mortgage Backed Agencies (Cost $2,195)			2,225
U.S. Treasury Obligations (11.1%)
U.S. Treasury Bills, 0.07%, 9/12/13 (e)	943		943
U.S. Treasury Bonds 9.13%, 5/15/18	734		1,042
6.13%, 11/15/27	57		85
U.S. Treasury Notes, 3.13%, 5/15/19	$125		$142

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Balanced Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Total U.S. Treasury Obligations (Cost $2,207)		2,212
Investment Companies (2.1%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	419,000	419
Total Investment Companies (Cost $419)		419
Total Investments (Cost $18,815) — 102.3%		20,473
Liabilities in excess of other assets — (2.3)%		(464)
NET ASSETS — 100.00%		$20,009

(a)  Non-income producing security.

(b)  Step Bond. Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date. The rate shown is the rate in effect at 4/30/13.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rounds to less than $1.

(e)  Rate represents the effective yield at purchase.

(f)  Rate disclosed is the daily yield on 4/30/13.

ADR — American Depositary Receipt

LLC — Limited Liability Co.

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Investment Grade Convertible Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (75.6%)
Consumer Discretionary (7.6%):
Ford Motor Co., Convertible Subordinated Notes, 4.25%, 11/15/16	$120	$198
International Game Technology, Convertible Subordinated Notes, 3.25%, 5/1/14	304	329
Priceline.com, Inc., Convertible Subordinated Notes 1.25%, 3/15/15 (a)	215	494
1.00%, 3/15/18	326	371
		1,392
Consumer Staples (3.7%):
Archer Daniels, Convertible Subordinated Notes, 0.88%, 2/15/14	255	259
Molson Coors Brewing Co., Convertible Subordinated Notes, 2.50%, 7/30/13	184	193
Tyson Foods, Inc., Convertible Subordinated Notes, 3.25%, 10/15/13	142	209
		661
Energy (0.4%):
Pioneer Natural Resources Co., Convertible Subordinated Notes, 2.88%, 1/15/38, Callable 5/16/13 @ 100 (b)	39	79
Financials (14.0%):
Affiliated Managers Group, Inc., Convertible Subordinated Notes, 3.95%, 8/15/38, Callable 8/15/13 @ 100 (b)	368	461
Ares Capital Corp., Convertible Subordinated Notes, 5.13%, 6/1/16	270	289
Boston Properties LP, Convertible Subordinated Notes, 3.63%, 2/15/14 (a)	238	251
Health Care REIT, Inc., Convertible Subordinated Notes, 3.00%, 12/1/29, Callable 12/1/14 @ 100 (b)	138	201
Janus Capital Group, Inc., Convertible Subordinated Notes, 3.25%, 7/15/14	209	218
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	418	437
ProLogis, Inc., Convertible Subordinated Notes, 3.25%, 3/15/15	275	333
Rayonier TRS Holdings, Inc., Convertible Subordinated Notes 4.50%, 8/15/15 (a)	150	269
4.50%, 8/15/15	40	72
		2,531
Health Care (13.8%):
Alza Corp., Convertible Subordinated Notes, 7/28/20 (c)	395	460
Gilead Sciences, Inc., Convertible Subordinated Notes, 1.63%, 5/1/16	502	1,127
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 6/13/13 @ 100 (b)	343	356
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42 (a)	482	575
		2,518
Industrials (8.1%):
Airtran Holdings, Inc., Convertible Subordinated Notes, 5.25%, 11/1/16	271	394
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 5/28/13 @ 83.36 (c)	242	429
Fluor Corp., Convertible Subordinated Notes, 1.50%, 2/15/24 (b)	162	335
Roper Industries, Inc., Convertible Subordinated Notes, 1/15/34 (b)	118	177
Textron, Inc., Convertible Subordinated Notes, 4.50%, 5/1/13	68	133
		1,468

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Information Technology (20.2%):
EMC Corp., Convertible Subordinated Notes, 1.75%, 12/1/13	$543	$764
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39 (a)	735	942
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	420	479
Micron Technology, Inc., Convertible Subordinated Notes, 3.13%, 5/1/32, Callable 5/4/21 @ 100 (a)	103	125
NetApp, Inc., Convertible Subordinated Notes, 1.75%, 6/1/13	160	174
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	215	318
Nuance Communications, Inc., Convertible Subordinated Notes, 2.75%, 11/1/31, Callable 11/6/17 @ 100 (d)	161	168
Symantec Corp., Convertible Subordinated Notes, 1.00%, 6/15/13	260	330
Xilinx, Inc., Convertible Subordinated Notes 2.63%, 6/15/17	157	224
3.13%, 3/15/37	82	110
		3,634
Materials (6.3%):
Alcoa, Inc., 5.25%, 3/15/14	100	138
Alcoa, Inc., Convertible Subordinated Notes, 5.25%, 3/15/14	187	257
Allegheny Technologies, Inc., Convertible Subordinated Notes, 4.25%, 6/1/14	223	234
Newmont Mining Corp., Convertible Subordinated Notes, 1.63%, 7/15/17	350	398
Owens-Brockway Glass Container, Inc., Convertible Subordinated Notes, 3.00%, 6/1/15 (a)	110	111
		1,138
Utilities (1.5%):
Dominion Resources, Inc., Convertible Subordinated Notes, 2.13%, 12/15/23, Callable 6/3/13 @ 100 (e)	154	279
Total Convertible Corporate Bonds (Cost $12,432)		13,700
Convertible Preferred Stocks (22.3%)
Energy (2.9%):
Apache Corp., 6.00%	5,990	254
NextEra Energy, Inc., 5.89%	1,125	65
NextEra Energy, Inc., 7.00%	3,315	202
		521
Financials (15.2%):
Aspen Insurance Holdings Ltd., 5.63%	4,910	319
Bank of America Corp. 7.25%	316	393
MetLife, Inc., 5.00%	15,009	753
New York Community Capital Trust V, 6.00%	8,208	398
Wells Fargo & Co., 7.50%	689	910
		2,773
Industrials (4.2%):
Stanley Black & Decker I, Inc., 4.75%	2,445	303
United Technologies Corp., 7.50%	7,699	455
		758
Total Convertible Preferred Stocks (Cost $3,709)		4,052

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Investment Grade Convertible Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Value
Investment Companies (1.6%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (f)	284,000	$284
Total Investment Companies (Cost $284)		284
Total Investments (Cost $16,425) — 99.5%		18,036
Other assets in excess of liabilities — 0.5%		97
NET ASSETS — 100.00%		$18,133

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.

(b)  Continuously callable with 30 days notice.

(c)  Continuously callable with 15 days notice.

(d)  Continuously callable with 25 days notice.

(e)  Continuously callable with 20 days notice.

(f)  Rate disclosed is the daily yield on 4/30/13.

LLC — Limited Liability Co.

LP — Limited Partnership

REIT — Real Estate Investment Trust

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	Balanced Fund	Investment Grade Convertible Fund
ASSETS:
Investments, at value (Cost $18,815, $16,425)	$20,473	$18,036
Interest and dividends receivable	77	103
Receivable for capital shares issued	44	—
Receivable for investments sold	482	—
Receivable from Adviser	6	1
Prepaid expenses	33	20
Total Assets	21,115	18,160
LIABILITIES:
Payable for investments purchased	1,060	8
Payable for capital shares redeemed	20	—
Accrued expenses and other payables:
Investment advisory fees	10	11
Administration fees	— (a)	1
Custodian fees	1	1
Transfer agent fees	2	1
Trustees' fees	— (a)	— (a)
Shareholder servicing fees	2	2
12b-1 fees	4	—
Other accrued expenses	7	3
Total Liabilities	1,106	27
NET ASSETS:
Capital	27,947	22,098
Distributions in excess of net investment income	(36)	(275)
Accumulated net realized losses from investments	(9,560)	(5,301)
Net unrealized appreciation on investments	1,658	1,611
Net Assets	$20,009	$18,133
Net Assets
Class A Shares	$11,521	$10,244
Class C Shares	1,675	—
Class R Shares	6,474	—
Class I Shares	339	7,889
Total	$20,009	$18,133
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	833	877
Class C Shares	122	—
Class R Shares	469	—
Class I Shares	24	676
Total	1,448	1,553
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$13.83	$11.68
Class C Shares (c)	$13.74	—
Class R Shares	$13.82	—
Class I Shares	$13.88	$11.67
Maximum sales charge — Class A Shares	5.75%	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$14.67	$11.92

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	Balanced Fund		Investment Grade Convertible Fund
Investment Income:
Interest income	$59		$121
Dividend income	159		115
Total Income	218		236
Expenses:
Investment advisory fees	58		67
Administration fees	26		14
Shareholder servicing fees — Class A Shares	14		12
12b-1 fees — Class C Shares	7		—
12b-1 fees — Class R Shares	15		—
Custodian fees	7		2
Transfer agent fees	2		2
Transfer agent fees — Class A Shares	2		1
Transfer agent fees — Class C Shares	—	(a)	—
Transfer agent fees — Class R Shares	1		—
Transfer agent fees — Class I Shares	—		1
Chief Compliance Officer fees	—	(a)	—	(a)
Trustees' fees	1		1
Legal and audit fees	2		2
State registration and filing fees	25		17
Other expenses	7		4
Total Expenses	167		123
Expenses waived/reimbursed by Adviser	(43)		(8)
Net Expenses	124		115
Net Investment Income	94		121
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	1,274		213
Net change in unrealized appreciation/depreciation on investments	486		1,103
Net realized/unrealized gains from investments	1,760		1,316
Change in net assets resulting from operations	$1,854		$1,437

(a)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$94	$172	$121	$367
Net realized gains from investment transactions	1,274	1,149	213	1,269
Net realized gains from redemptions in-kind	—	—	—	814
Net change in unrealized appreciation/ depreciation on investments	486	616	1,103	(1,406)
Change in net assets resulting from operations	1,854	1,937	1,437	1,044
Distributions to Shareholders:
From net investment income:
Class A Shares	(84)	(172)	(56)	(267)
Class C Shares	(5)	(8)	—	—
Class R Shares	(36)	(55)	—	—
Class I Shares	(3)	(1)	(82)	(432)
From net realized gains:
Class A Shares	—	(449)	—	—
Class C Shares	—	(39)	—	—
Class R Shares	—	(150)	—	—
Class I Shares	—	(1)	—	—
Change in net assets resulting from distributions to shareholders	(128)	(875)	(138)	(699)
Change in net assets from capital transactions	(872)	(4,898)	(1,418)	(9,744)
Change in net assets	854	(3,836)	(119)	(9,399)
Net Assets:
Beginning of period	19,155	22,991	18,252	27,651
End of period	$20,009	$19,155	$18,133	$18,252
Distributions in excess of net investment income	$(36)	$(2)	$(275)	$(257)

See notes to financial statements.

The Victory Portfolios   Statements of Changes in Net Assets

(Amounts in Thousands)

	Balanced Fund		Investment Grade Convertible Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$623	$1,531	$797	$3,872
Dividends reinvested	77	564	28	194
Cost of shares redeemed	(1,839)	(7,685)	(1,189)	(5,922)
Total Class A Shares	$(1,139)	$(5,590)	$(364)	$(1,856)
Class C Shares
Proceeds from shares issued	$565	$602	—	—
Dividends reinvested	4	30	—	—
Cost of shares redeemed	(234)	(813)	—	—
Total Class C Shares	$335	$(181)	—	—
Class R Shares
Proceeds from shares issued	$389	$938	—	—
Dividends reinvested	35	199	—	—
Cost of shares redeemed	(493)	(549)	—	—
Total Class R Shares	$(69)	$588	—	—
Class I Shares
Proceeds from shares issued	$34	$306	$830	$6,018
Dividends reinvested	3	1	76	418
Cost of shares redeemed	(36)	(22)	(1,960)	(14,324)
Total Class I Shares	$1	$285	$(1,054)	$(7,888)
Change in net assets from capital transactions	$(872)	$(4,898)	$(1,418)	$(9,744)
Share Transactions:
Class A Shares
Issued	48	125	69	355
Reinvested	6	47	3	19
Redeemed	(141)	(641)	(105)	(551)
Total Class A Shares	(87)	(469)	(33)	(177)
Class C Shares
Issued	43	50	—	—
Reinvested	—	3	—	—
Redeemed	(18)	(68)	—	—
Total Class C Shares	25	(15)	—	—
Class R Shares
Issued	29	77	—	—
Reinvested	3	17	—	—
Redeemed	(37)	(45)	—	—
Total Class R Shares	(5)	49	—	—
Class I Shares
Issued	3	24	76	556
Reinvested	—	— (a)	7	41
Redeemed	(3)	(2)	(177)	(1,368)
Total Class I Shares	—	22	(94)	(771)
Change in Shares	(67)	(413)	(127)	(948)

(a)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.65	$11.93	$11.89	$10.97		$10.26	$15.54
Investment Activities:
Net investment income	0.07	0.11	0.11	0.19		0.24	0.27
Net realized and unrealized gains (losses) on investments	1.21	1.12	0.09	0.97		0.73	(3.74)
Total from Investment Activities	1.28	1.23	0.20	1.16		0.97	(3.47)
Distributions:
Net investment income	(0.10)	(0.16)	(0.16)	(0.24)		(0.26)	(0.28)
Net realized gains from investments	—	(0.35)	—	—		—	(1.53)
Total Distributions	(0.10)	(0.51)	(0.16)	(0.24)		(0.26)	(1.81)
Net Asset Value, End of Period	$13.83	$12.65	$11.93	$11.89		$10.97	$10.26
Total Return (excludes sales charge) (a)	10.14%	10.58%	1.64%	10.67	%(b)	9.83%	(24.92)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$11,521	$11,650	$16,572	$27,560		$31,560	$28,442
Ratio of net expenses to average net assets (c)	1.15%	1.12%	1.11%	1.15%		1.14%	1.15%
Ratio of net investment income to average net assets (c)	1.14%	1.00%	1.00%	1.69%		2.37%	2.07%
Ratio of gross expenses to average net assets (c) (d)	1.50%	1.48%	1.29%	1.15%		1.14%	1.15%
Ratio of net investment income to average net assets (c) (d)	0.79%	0.64%	0.82%	1.69%		2.37%	2.07%
Portfolio turnover (e)	71%	106%	130%	238%		241%	201%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reduction and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.57	$11.86	$11.83	$10.91		$10.21	$15.49
Investment Activities:
Net investment income	0.03	0.02	0.03	0.09		0.14	0.16
Net realized and unrealized gains (losses) on investments	1.19	1.11	0.08	0.97		0.74	(3.73)
Total from Investment Activities	1.22	1.13	0.11	1.06		0.88	(3.57)
Distributions:
Net investment income	(0.05)	(0.07)	(0.08)	(0.14)		(0.18)	(0.18)
Net realized gains from investments	—	(0.35)	—	—		—	(1.53)
Total Distributions	(0.05)	(0.42)	(0.08)	(0.14)		(0.18)	(1.71)
Net Asset Value, End of Period	$13.74	$12.57	$11.86	$11.83		$10.91	$10.21
Total Return (excludes contingent deferred sales charge) (a)	9.75%	9.81%	0.90%	9.83	%(b)	8.90%	(25.61)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$1,675	$1,214	$1,330	$1,014		$897	$430
Ratio of net expenses to average net assets (c)	1.85%	1.84%	1.80%	2.00%		2.00%	2.00%
Ratio of net investment income to average net assets (c)	0.36%	0.27%	0.28%	0.85%		1.43%	1.22%
Ratio of gross expenses to average net assets (c) (d)	2.86%	3.01%	2.82%	3.00%		3.04%	4.15%
Ratio of net investment income (loss) to average net assets (c) (d)	(0.65)%	(0.90)%	(0.74)%	(0.15)%		0.39%	(0.93)%
Portfolio turnover (e)	71%	106%	130%	238%		241%	201%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.64	$11.92	$11.88	$10.96		$10.25	$15.54
Investment Activities:
Net investment income	0.06	0.08	0.08	0.14		0.19	0.21
Net realized and unrealized gains (losses) on investments	1.20	1.11	0.08	0.97		0.74	(3.74)
Total from Investment Activities	1.26	1.19	0.16	1.11		0.93	(3.53)
Distributions:
Net investment income	(0.08)	(0.12)	(0.12)	(0.19)		(0.22)	(0.23)
Net realized gains from investments	—	(0.35)	—	—		—	(1.53)
Total Distributions	(0.08)	(0.47)	(0.12)	(0.19)		(0.22)	(1.76)
Net Asset Value, End of Period	$13.82	$12.64	$11.92	$11.88		$10.96	$10.25
Total Return (a)	9.97%	10.27%	1.36%	10.22	%(b)	9.39%	(25.31)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$6,474	$5,980	$5,063	$4,678		$4,102	$2,882
Ratio of net expenses to average net assets (c)	1.45%	1.44%	1.40%	1.59%		1.57%	1.60%
Ratio of net investment income to average net assets (c)	0.81%	0.64%	0.68%	1.25%		1.91%	1.62%
Ratio of gross expenses to average net assets (c) (d)	1.78%	1.79%	1.70%	1.59%		1.62%	1.73%
Ratio of net investment income to average net assets (c) (d)	0.48%	0.29%	0.38%	1.25%		1.85%	1.49%
Portfolio turnover (e)	71%	106%	130%	238%		241%	201%

(a)  Annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total returns would have been 0.10% lower.

(c)  Not annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Balanced Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$12.69	$11.97	$11.87	$10.95		$10.24	$15.52
Investment Activities:
Net investment income	0.09	0.18	0.19 (a)	0.24		0.27	0.32
Net realized and unrealized gains (losses) on investments	1.21	1.08	0.13	0.96		0.74	(3.74)
Total from Investment Activities	1.30	1.26	0.32	1.20		1.01	(3.42)
Distributions:
Net investment income	(0.11)	(0.19)	(0.22)	(0.28)		(0.30)	(0.33)
Net realized gains from investments	—	(0.35)	—	—		—	(1.53)
Total Distributions	(0.11)	(0.54)	(0.22)	(0.28)		(0.30)	(1.86)
Net Asset Value, End of Period	$13.88	$12.69	$11.97	$11.87		$10.95	$10.24
Total Return (b)	10.30%	10.88%	2.64%	11.05	%(c)	10.23%	(24.70)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$339	$311	$26	$63,961		$61,020	$59,464
Ratio of net expenses to average net assets (d)	0.90%	0.85%	0.66%	0.80%		0.80%	0.80%
Ratio of net investment income to average net assets (d)	1.37%	1.02%	1.52%	2.04%		2.72%	2.42%
Ratio of gross expenses to average net assets (d) (e)	4.40%	19.77%	0.90%	0.84%		0.86%	0.84%
Ratio of net investment income (loss) to average net assets (d) (e)	(2.13)%	(17.90)%	1.28%	2.00%		2.66%	2.38%
Portfolio turnover (f)	71%	106%	130%	238%		241%	201%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.10% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.85	$10.52	$10.74	$10.00		$8.11	$14.70
Investment Activities:
Net investment income	0.06	0.14 (a)	0.16 (a)	0.18		0.25	0.24 (a)
Net realized and unrealized gains (losses) on investments	0.83	0.45	(0.09)	1.01		1.88	(4.99)
Total from Investment Activities	0.89	0.59	0.07	1.19		2.13	(4.75)
Distributions:
Net investment income	(0.06)	(0.26)	(0.29)	(0.45)		(0.24)	(0.72)
Net realized gains from investments	—	—	—	—		—	(1.12)
Total Distributions	(0.06)	(0.26)	(0.29)	(0.45)		(0.24)	(1.84)
Net Asset Value, End of Period	$11.68	$10.85	$10.52	$10.74		$10.00	$8.11
Total Return (excludes sales charge) (b)	8.25%	5.82%	0.56%	12.16	%(c)	26.62%	(36.34)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$10,244	$9,879	$11,437	$17,824		$19,310	$16,895
Ratio of net expenses to average net assets (d)	1.50%	1.44%	1.35%	1.34%		1.31%	1.25%
Ratio of net investment income to average net assets (d)	1.13%	1.35%	1.44%	1.59%		2.74%	1.99%
Portfolio turnover (e)	12%	47%	35%	24%		42%	44%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Investment Grade Convertible Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012		Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$10.87	$10.52		$10.74	$10.00		$8.10	$14.69
Investment Activities:
Net investment income (loss)	0.06	(0.19	)(a)	0.20 (a)	0.19		0.27	0.25 (a)
Net realized and unrealized gains (losses) on investments	0.85	0.45		(0.09)	1.03		1.89	(4.96)
Total from Investment Activities	0.91	0.64		0.11	1.22		2.16	(4.71)
Distributions:
Net investment income	(0.11)	(0.29)		(0.33)	(0.48)		(0.26)	(0.76)
Net realized gains from investments	—	—		—	—		—	(1.12)
Total Distributions	(0.11)	(0.29)		(0.33)	(0.48)		(0.26)	(1.88)
Net Asset Value, End of Period	$11.67	$10.87		$10.52	$10.74		$10.00	$8.10
Total Return (b)	8.46%	6.26%		0.95%	12.52	%(c)	27.06%	(36.17)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$7,889	$8,373		$16,214	$12,259		$10,889	$10,302
Ratio of net expenses to average net assets (d)	1.00%	1.00%		1.00%	1.00%		1.00%	1.00%
Ratio of net investment income to average net assets (d)	1.63%	1.84%		1.80%	1.91%		2.74%	2.09%
Ratio of gross expenses to average net assets (d) (e)	1.21%	1.12%		1.07%	1.06%		1.06%	1.04%
Ratio of net investment income to average net assets (d) (e)	1.42%	1.72%		1.73%	1.85%		2.68%	2.05%
Portfolio turnover (f)	12%	47%		35%	24%		42%	44%

(a)  Calculated using average shares for the period.

(b)  Not annualized for periods less than one year.

(c)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.12% lower.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Fund for Income  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (88.0%)
Multi-family (9.1%):
Collateralized Mortgage Obligations (7.7%):
Government National Mortgage Assoc. Series 2003-109, Class D, 5.19% (a), 1/16/34	$3,853	$4,071
Series 2006-42, Class B, 5.22% (a), 8/16/46	4,625	4,941
Series 2006-6, Class C, 4.97% (a), 2/16/44	779	809
Series 2006-66, Class B, 5.00% (a), 9/16/41	5,806	6,137
Series 2007-46, Class D, 5.33% (a), 5/16/46	7,228	7,799
Series 2008-59, Class C, 5.78% (a), 6/16/32	1,448	1,522
Series 2010-122, Class AC, 7.00%, 2/16/40	8,543	10,174
Series 2010-124, Class BA, 7.00%, 5/16/37	10,000	11,239
Series 2010-136, Class BH, 7.00%, 11/16/40	7,849	9,195
Series 2010-140, Class AC, 7.00%, 12/16/37	10,000	11,582
Series 2010-148, Class AC, 7.00% (a), 12/16/50	8,262	9,921
Series 2010-155, Class BH, 7.00%, 6/16/39	8,549	9,695
Series 2011-15, Class BA, 7.00%, 10/16/33	10,000	11,148
Series 2012-33, Class AB, 7.00%, 3/16/46	9,815	11,828
Series 2012-67, Class AF, 7.00%, 4/15/44	9,545	11,214
		121,275
Pass-throughs (1.4%):
Government National Mortgage Assoc. 7.49%, 8/15/20-11/15/20	481	554
7.50%, 8/15/21	190	212
6.00%, 1/15/22	268	296
7.92%, 7/15/23	546	582
8.00%, 7/15/24-10/15/35	1,631	1,736
8.60%, 5/15/27	473	475
7.88%, 7/15/27	407	434
7.15%, 10/20/27	385	461
7.75%, 6/15/30-9/15/33	811	846
8.25%, 9/15/30	245	263
6.45%, 1/20/33	7,641	8,973
7.09%, 7/15/33	4,741	4,783
8.13%, 6/15/41	1,876	1,885
		21,500
Single Family (78.9%):
Collateralized Mortgage Obligations (5.8%):
Government National Mortgage Assoc. Series 1994-7, Class PQ, 6.50%, 10/16/24	722	842
Series 1995-2, Class KQ, 8.50%, 3/20/25	227	277
Series 1995-4, Class CQ, 8.00%, 6/20/25	5	6
Series 1996-10, Class PD, 7.50%, 6/20/26	252	303
Series 1996-20, Class J, 7.50%, 9/20/26	182	212
Series 1997-18, Class J, 7.00%, 11/20/27	159	183
Series 1997-8, Class PN, 7.50%, 5/16/27	97	115
Series 1998-14, Class PH, 6.50%, 6/20/28	384	448
Series 1998-19, Class ZA, 6.50%, 4/20/28	315	376

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount		Value
Series 1998-23, Class ZB, 6.50%, 6/20/28	$195		$225
Series 1999-4, Class ZB, 6.00%, 2/20/29	502		576
Series 1999-40, Class ZW, 7.50%, 11/20/29	323		386
Series 1999-41, Class Z, 8.00%, 11/16/29	306		370
Series 2000-29, Class G, 7.50%, 9/20/30	123		145
Series 2000-9, Class Z, 8.00%, 6/20/30	152		187
Series 2001-10, Class PE, 6.50%, 3/16/31	682		792
Series 2001-15, Class ZH, 6.00%, 4/20/31	804		923
Series 2001-21, Class PE, 6.50%, 5/16/31	571		665
Series 2001-33, Class PB, 6.50%, 7/20/31	142		165
Series 2001-41, Class PC, 6.50%, 8/20/31	672		701
Series 2002-22, Class GF, 6.50%, 3/20/32	114		136
Series 2002-33, Class ZJ, 6.50%, 5/20/32	326		379
Series 2002-40, Class UK, 6.50%, 6/20/32	503		597
Series 2002-41, Class ZJ, 6.00%, 6/20/32	7,213		8,317
Series 2002-45, Class QE, 6.50%, 6/20/32	5,580		6,437
Series 2002-47, Class ZA, 6.50%, 7/20/32	630		749
Series 2002-65, Class ZB, 6.00%, 9/20/32	7,170		8,272
Series 2005-72, Class H, 11.50%, 11/16/17	51		56
Series 2005-74, Class HB, 7.50%, 9/16/35	271		312
Series 2012-106, Class JM, 7.29% (a), 10/20/34	2,706		3,318
Series 2012-30, Class WB, 7.24% (a), 11/20/39	13,996		16,960
Series 2013-44, Class TL, 4.99%, 2/16/40	12,701		14,208
Series 2013-51, Class BL, 6.09% (a), 4/20/34 (g)	8,548		10,318
Series 2013-64, Class KY, 6.93% (a), 12/20/38 (b) (g)	6,022		7,288
Series 2013-70, 7.22%, 2/20/39	5,289		6,363
			91,607
Pass-throughs (73.1%):
Government National Mortgage Assoc. 10.50%, 9/15/15-12/15/21	628		656
7.00%, 4/15/16-12/20/38 (c)	199,275		244,168
11.50%, 4/15/16-9/15/20	93		96
9.00%, 7/20/16-6/15/30	2,665		2,928
8.75%, 3/20/17	13		14
8.00%, 5/15/17-4/15/38 (b)	80,717		101,343
9.50%, 7/15/17-7/15/25	2,413		2,656
5.50%, 2/15/18-7/15/39	11,670		13,182
8.85%, 5/15/18-10/15/18	—	(d)	—	(d)
5.00%, 7/15/18-11/15/39	30,008		33,752
11.00%, 12/15/18	43		45
7.49%, 11/15/19-9/15/25	4,390		5,020
10.00%, 12/15/19-2/15/26	15,213		17,867
8.25%, 4/20/20-9/20/20	—	(d)	—	(d)
7.75%, 9/20/20-1/15/21	3,130		3,572
8.38%, 10/15/20	584		631
7.65%, 12/20/21-3/20/22	—	(d)	—	(d)
7.29%, 2/20/22	—	(d)	—	(d)
7.89%, 10/20/22	553		597
7.50%, 12/20/22-4/20/43 (b) (c)	110,192		136,595
7.13%, 3/15/23-7/15/25	5,545		6,713

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Fund for Income  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
6.00%, 9/20/23-6/15/40	$115,084	$135,384
8.50%, 7/20/24-2/15/32	7,789	9,453
6.50%, 12/15/25-3/1/43	342,996	411,457
6.13%, 9/15/27	3,306	3,762
5.90%, 12/15/28	7,681	8,750
6.45%, 11/15/31	8,047	9,343
		1,147,984
Total Government National Mortgage Association (Cost $1,358,292)		1,382,366
U.S. Treasury Obligations (11.8%)
U.S. Treasury Bills, 0.07%, 9/12/13 (e)	14,279	14,275
U.S. Treasury Bonds 8.88%, 8/15/17	10,100	13,683
9.13%, 5/15/18	111,185	157,953
Total U.S. Treasury Obligations (Cost $184,307)		185,911
Investment Companies (0.0%)
Federated U.S. Treasury Cash Reserve Fund, 0.00% (f)	101,000	101
Total Investment Companies (Cost $101)		101
Total Investments (Cost $1,542,700) — 99.8%		1,568,378
Other assets in excess of liabilities — 0.2%		3,197
NET ASSETS — 100.00%		$1,571,575

(a)  Variable or Floating-Rate Security. Rate disclosed is as of 4/30/13.

(b)  Security purchased on a when-issued basis.

(c)  All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.

(d)  Rounds to less than $1.

(e)  Rate represents the effective yield at purchase.

(f)  Rate disclosed is the daily yield on 4/30/13.

(g)  Securities valued at fair value using methods approved by the Board of Trustees and representing 1.1% of net assets as of 4/30/13.

See notes to financial statements.

Statement of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

Fund for Income
ASSETS:
Investments, at value (Cost $1,542,700)	$1,568,378
Interest receivable	11,555
Receivable for capital shares issued	1,899
Receivable for investments sold	6,890
Prepaid expenses	116
Total Assets	1,588,838
LIABILITIES:
Payable for investments purchased	13,699
Payable for capital shares redeemed	2,294
Accrued expenses and other payables:
Investment advisory fees	569
Administration fees	149
Custodian fees	17
Transfer agent fees	62
Trustees' fees	— (a)
Shareholder servicing fees	148
12b-1 fees	182
Other accrued expenses	143
Total Liabilities	17,263
NET ASSETS:
Capital	1,658,761
Distributions in excess of net investment income	(25,222)
Accumulated net realized losses from investments	(87,642)
Net unrealized appreciation on investments	25,678
Net Assets	$1,571,575
Net Assets
Class A Shares	$718,224
Class C Shares	189,787
Class R Shares	123,698
Class I Shares	520,303
Class Y Shares	19,563
Total	$1,571,575
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	64,754
Class C Shares	17,214
Class R Shares	11,146
Class I Shares	46,935
Class Y Shares	1,764
Total	141,813
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.09
Class C Shares (c)	$11.02
Class R Shares	$11.10
Class I Shares	$11.09
Class Y Shares	$11.09
Maximum sales charge — Class A Shares	2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.32

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statement of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	Fund for Income
Investment Income:
Interest income	$16,740
Total Income	16,740
Expenses:
Investment advisory fees	3,402
Administration fees	908
Shareholder servicing fees — Class A Shares	939
12b-1 fees — Class C Shares	980
12b-1 fees — Class R Shares	161
Custodian fees	79
Transfer agent fees	157
Transfer agent fees — Class A Shares	116
Transfer agent fees — Class C Shares	33
Transfer agent fees — Class R Shares	23
Transfer agent fees — Class I Shares	25
Transfer agent fees — Class Y Shares (a)	—	(b)
Trustees' fees	111
Chief Compliance Officer fees	17
Legal and audit fees	158
State registration and filing fees	90
Other expenses	97
Total Expenses	7,296
Net Investment Income	9,444
Realized/Unrealized Gains from Investment Transactions:
Net realized gains from investment transactions	2,481
Net change in unrealized appreciation/depreciation on investments	2,277
Net realized/unrealized gains from investments	4,758
Change in net assets resulting from operations	$14,202

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Fund for Income
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)
From Investment Activities:
Operations:
Net investment income	$9,444	$20,572
Net realized gains from investment transactions	2,481	12,265
Net change in unrealized appreciation/depreciation on investments	2,277	2,777
Change in net assets resulting from operations	14,202	35,614
Distributions to Shareholders:
From net investment income:
Class A Shares	(17,692)	(34,114)
Class C Shares	(3,981)	(7,064)
Class R Shares	(3,033)	(6,092)
Class I Shares	(12,111)	(17,087)
Class Y Shares (a)	(284)	—
Change in net assets resulting from distributions to shareholders	(37,101)	(64,357)
Change in net assets from capital transactions	13,926	657,876
Change in net assets	(8,973)	629,133
Net Assets:
Beginning of period	1,580,548	951,415
End of period	$1,571,575	$1,580,548
Distributions in excess of net investment income	$(25,222)	$2,435

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	Fund for Income
	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$167,894	$614,809
Dividends reinvested	12,630	24,170
Cost of shares redeemed	(244,263)	(321,768)
Total Class A Shares	$(63,739)	$317,211
Class C Shares
Proceeds from shares issued	$25,965	$118,082
Dividends reinvested	2,686	4,407
Cost of shares redeemed	(37,429)	(40,645)
Total Class C Shares	$(8,778)	$81,844
Class R Shares
Proceeds from shares issued	$22,993	$60,844
Dividends reinvested	2,061	3,962
Cost of shares redeemed	(34,785)	(42,329)
Total Class R Shares	$(9,731)	$22,477
Class I Shares
Proceeds from shares issued	$242,151	$287,057
Dividends reinvested	9,674	14,818
Cost of shares redeemed	(175,314)	(65,531)
Total Class I Shares	$76,511	$236,344
Class Y Shares (a)
Proceeds from shares issued	$24,728	—
Cost of shares redeemed	(5,065)	—
Total Class Y Shares	$19,663	—
Change in net assets from capital transactions	$13,926	$657,876
Share Transactions:
Class A Shares
Issued	15,041	53,877
Reinvested	1,134	2,127
Redeemed	(21,887)	(28,264)
Total Class A Shares	(5,712)	27,740
Class C Shares
Issued	2,337	10,416
Reinvested	242	390
Redeemed	(3,375)	(3,593)
Total Class C Shares	(796)	7,213
Class R Shares
Issued	2,059	5,337
Reinvested	185	348
Redeemed	(3,114)	(3,711)
Total Class R Shares	(870)	1,974
Class I Shares
Issued	21,678	25,217
Reinvested	870	1,306
Redeemed	(15,667)	(5,764)
Total Class I Shares	6,881	20,759
Class Y Shares (a)
Issued	2,219	—
Redeemed	(455)	—
Total Class Y Shares	1,764	—
Change in shares	1,267	57,686

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.26	$11.49	$11.81	$11.62		$11.25	$11.52
Investment Activities:
Net investment income	0.06	0.22	0.34	0.44		0.48	0.47
Net realized and unrealized gains (losses) on investments	0.03	0.10	(0.03)	0.42		0.58	(0.04)
Total from Investment Activities	0.09	0.32	0.31	0.86		1.06	0.43
Distributions:
Net investment income	(0.26)	(0.56)	(0.63)	(0.67)		(0.69)	(0.70)
Total Distributions	(0.26)	(0.56)	(0.63)	(0.67)		(0.69)	(0.70)
Net Asset Value, End of Period	$11.09	$11.26	$11.49	$11.81		$11.62	$11.25
Total Return (excludes sales charge) (a)	0.85%	2.92%	2.73%	7.66	%(b)	9.61%	3.73%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$718,224	$793,120	$490,961	$444,257		$266,008	$203,767
Ratio of net expenses to average net assets (c)	0.93%	0.94%	0.96%	0.97%		0.96%	0.95%
Ratio of net investment income to average net assets (c)	1.22%	1.60%	2.55%	3.11%		4.02%	3.88%
Portfolio turnover (d)	38%	90%	43%	49%		55%	38%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.19	$11.43	$11.76	$11.59		$11.22	$11.49
Investment Activities:
Net investment income	0.01	0.16	0.28	0.42		0.38	0.35
Net realized and unrealized gains (losses) on investments	0.04	0.08	(0.06)	0.34		0.58	(0.03)
Total from Investment Activities	0.05	0.24	0.22	0.76		0.96	0.32
Distributions:
Net investment income	(0.22)	(0.48)	(0.55)	(0.59)		(0.59)	(0.59)
Total Distributions	(0.22)	(0.48)	(0.55)	(0.59)		(0.59)	(0.59)
Net Asset Value, End of Period	$11.02	$11.19	$11.43	$11.76		$11.59	$11.22
Total Return (excludes contingent deferred sales charge) (a)	0.49%	2.11%	1.93%	6.77	%(b)	8.73%	2.82%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$189,787	$201,522	$123,425	$65,869		$14,850	$11,243
Ratio of net expenses to average net assets (c)	1.68%	1.69%	1.72%	1.76%		1.81%	1.82%
Ratio of net investment income to average net assets (c)	0.47%	0.84%	1.76%	2.24%		3.17%	3.04%
Ratio of gross expenses to average net assets (c) (d)	1.68%	1.69%	1.72%	1.76%		1.81%	1.85%
Ratio of net investment income to average net assets (c) (d)	0.47%	0.84%	1.76%	2.24%		3.17%	3.01%
Portfolio turnover (e)	38%	90%	43%	49%		55%	38%

(a)  Not annualized for period less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class R Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.26	$11.50	$11.82	$11.63		$11.25	$11.53
Investment Activities:
Net investment income	0.06	0.21	0.36	0.38		0.46	0.43
Net realized and unrealized gains (losses) on investments	0.04	0.10	(0.05)	0.48		0.60	(0.02)
Total from Investment Activities	0.10	0.31	0.31	0.86		1.06	0.41
Distributions:
Net investment income	(0.26)	(0.55)	(0.63)	(0.67)		(0.68)	(0.69)
Total Distributions	(0.26)	(0.55)	(0.63)	(0.67)		(0.68)	(0.69)
Net Asset Value, End of Period	$11.10	$11.26	$11.50	$11.82		$11.63	$11.25
Total Return (a)	0.92%	2.80%	2.71%	7.64	%(b)	9.65%	3.57%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$123,698	$135,313	$115,459	$89,223		$79,934	$81,191
Ratio of net expenses to average net assets (c)	0.95%	0.97%	0.98%	0.98%		1.00%	1.00%
Ratio of net investment income to average net assets (c)	1.21%	1.61%	2.52%	3.14%		3.97%	3.85%
Portfolio turnover (d)	38%	90%	43%	49%		55%	38%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Fund for Income
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Period Ended October 31, 2011(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.25	$11.48	$11.54
Investment Activities:
Net investment income	0.09	0.30	0.22
Net realized and unrealized gains on investments	0.03	0.06	0.16
Total from Investment Activities	0.12	0.36	0.38
Distributions:
Net investment income	(0.28)	(0.59)	(0.44)
Total Distributions	(0.28)	(0.59)	(0.44)
Net Asset Value, End of Period	$11.09	$11.25	$11.48
Total Return (b)	1.09%	3.20%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$520,303	$450,593	$221,570
Ratio of net expenses to average net assets (c)	0.64%	0.65%	0.67%
Ratio of net investment income to average net assets (c)	1.52%	1.85%	2.74%
Portfolio turnover (d)	38%	90%	43%

(a)  Class I Shares commenced operations on March 1, 2011.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Fund for Income
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$11.15
Investment Activities:
Net investment income	0.05
Net realized and unrealized losses on investments	(0.05)
Total from Investment Activities	0.00
Distributions:
Net investment income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$11.09
Total Return (b)	0.94%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$19,563
Ratio of net expenses to average net assets (c)	0.70%
Ratio of net investment income to average net assets (c)	1.60%
Portfolio turnover (d)	38%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
National Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.4%)
Alabama (1.3%):
Jacksonville State University Revenue, 4.00%, 12/1/15, Insured by Assured Guaranty	$450	$484
Shelby County Board of Education Revenue, Prerefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty, EMT	565	637
Shelby County Board of Education Revenue, Unrefunded-Capital Outlay School Warrants, 4.00%, 2/1/17, Assured Guaranty	440	487
		1,608
Alaska (2.2%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Series A, 4.50%, 4/1/15, AGM	2,000	2,130
Series A, 5.13%, 4/1/19, AGM	500	599
		2,729
Arizona (2.9%):
Maricopa County Elementary School District Number 38, Madison Elementary School Improvements Project 2009 Series B, GO, 3.00%, 7/1/20, AGM	250	267
Series B, GO, 4.00%, 7/1/20, AGM	250	285
Maricopa County High School District Number 210, Phoenix School Improvements, Series A, GO, 2.00%, 7/1/18	1,000	1,047
Maricopa County Unified School District Number 89, Dysart School Improvements Project 2002, Series B, GO, 5.00%, 7/1/23, Callable 7/1/14 @ 100, AGM	500	527
Maricopa County Unified School District Number 95, Queen Creek School Improvements Project 2010, Series B, GO, 3.00%, 7/1/18, AGM	630	660
Western Maricopa Education Center District Number 402, School Improvements Project 2012, Series A, GO, 3.50%, 7/1/32 (a)	1,000	999
		3,785
California (4.1%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,156
Cabrillo Community College District, GO, 5.25%, 8/1/17, Callable 8/1/14 @ 100, NATL-RE	1,000	1,063
Central Union High School District Imperial County, GO, 3.00%, 8/1/18, AGM	645	676
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, AGM (a)	270	305
Gold Oak Unified School District Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, Insured by Assured Guaranty	255	294
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, Insured by Assured Guaranty	590	683
New Haven Unified School District, GO, 4.00%, 8/1/30, Callable 8/1/22 @ 100, AGM	25	26
University of California Revenue, Series F, 4.75%, 5/15/22, Callable 5/15/13 @ 101, AGM	1,250	1,265
		5,468

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Colorado (0.7%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, Callable 5/15/19 @ 100, AGM	$350	$391
State Springs Hospital Revenue, 4.00%, 12/15/15, AGM	500	546
		937
Connecticut (1.8%):
Connecticut State, Series C, GO, 5.00%, 6/1/18, Callable 6/1/16 @ 100, AGM	2,000	2,268
Florida (13.4%):
Florida State Board of Education, Series A, GO, 5.00%, 6/1/20	10,000	12,493
Miami-Dade County Water & Sewer Revenue, Series B, 5.25%, 10/1/20, AGM	1,050	1,299
Palm Beach County Health Facilities Authority Revenue, Bethesda Healthcare System, Inc. Project, Series A, 3.75%, 7/1/17, AGM	1,550	1,706
Saint Augustine Florida Water & Sewer Revenue, 4.00%, 10/1/14, AGM	1,415	1,487
		16,985
Georgia (5.7%):
Atlanta Georgia Airport Revenue, Series G, 5.00%, 1/1/20, Callable 1/1/15 @ 100, AGM	2,500	2,669
Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/1/16, Callable 11/1/14 @ 100, AGM	1,500	1,603
Habersham County School District, GO, 5.00%, 4/1/21, Callable 4/1/16 @ 100, NATL-RE/State Aid Withholding	2,655	2,995
		7,267
Illinois (1.2%):
Chicago Illinois, Series A, GO, 5.00%, 1/1/25, AGM (a)	1,000	1,084
Kane County Community Unit School District Number 101 Batavia, School Building, GO, 5.50%, 1/1/19, AGM (a)	500	560
		1,644
Indiana (7.0%):
Brownsburg 1999 School Building Corp. Revenue, First Mortgage, Series B, 5.00%, 1/15/19, AGM/State Aid Withholding (a)	1,000	1,098
Carlisle-Sullivan School Building Corp. Revenue, First Mortgage, 4.50%, 1/15/17, AGM/State Aid Withholding	250	283
East Allen Indiana Multi-School Building Corp. Revenue, First Mortgage, Series B, 3.50%, 1/15/32, State Aid Withholding (a)	820	808
Franklin Township Indiana Multi-School Building Corp. Revenue, First Mortgage, Series A, 4.00%, 1/15/37, State Aid Withholding (a)	1,000	1,042
Franklin Township Multi-School Building Corp. Revenue, First Mortgage, 4.00%, 1/10/19, State Aid Withholding	1,000	1,138
Indianapolis Local Public Improvement Bond Bank Revenue, Water Works Project, Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, Insured by Assured Guaranty	1,500	1,696
MSD Warren Township Vision 2005 School Building Corp. Revenue, First Mortgage, 5.00%, 7/10/20, Callable 1/10/15 @ 100, NATL-RE/FGIC/State Aid Withholding	2,000	2,152
Perry Township Multi-School Building Corp. Revenue, First Mortgage 3.00%, 1/10/19, State Aid Withholding	500	540
4.00%, 7/10/19, State Aid Withholding	250	286
		9,043

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Kansas (0.4%):
Wichita Hospital Revenue, VIA Christi Health System, Inc., 4.00%, 11/15/18	$500	$572
Maryland (6.1%):
Baltimore County Maryland, GO, 5.00%, 2/1/19	5,000	6,147
Howard County Maryland, Series B, GO, 3.13%, 8/15/25 (a)	1,500	1,606
		7,753
Massachusetts (0.2%):
Massachusetts State School Building Authority Sales Tax Revenue, Series A, 5.00%, 8/15/22, Callable 8/15/15 @ 100, AGM	250	276
Michigan (1.6%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Q-SBLF (a)	200	226
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Callable 5/1/21 @ 100, Q-SBLF	1,250	1,420
Grand Rapids Michigan Sanitation Sewer System Revenue, 4.00%, 1/1/42 (a)	350	362
		2,008
Minnesota (1.5%):
Minnesota Agricultural & Economic Development Board Revenue, Essentia Health, Series C-1, 5.50%, 2/15/25, Callable 2/15/20 @ 100, Insured by Assured Guaranty	555	656
Minnesota Revenue, 4.00%, 6/1/16, Insured by Assured Guaranty	325	359
Prior Lake Independent School District Number 719, School Building, Series B, GO, 5.00%, 2/1/20, AGM/Student Credit Program (a)	800	862
		1,877
Missouri (1.2%):
Cass County Missouri Reorganized School District Number R-2 Raymore Peculiar, GO, 5.00%, 3/1/19, State Aid Withholding (a)	1,400	1,566
Nevada (1.5%):
Reno Hospital Revenue, Renown Regional Medical Center, Inc., Series C, 5.00%, 6/1/16, AGM	1,675	1,865
New Jersey (1.2%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, Insured by Assured Guaranty	1,300	1,500
New York (4.8%):
Beekmantown Central School District, GO, 2.00%, 6/15/19, AGM/State Aid Withholding	535	545
New York, Sub-Series A-1, GO, 5.00%, 10/1/17	1,500	1,772
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, Insured by Assured Guaranty	900	991
State Dormitory Authority Revenues, Personal Income Tax Series B, 3.25%, 2/15/17	1,335	1,465
Series F, 5.00%, 3/15/18, Callable 3/15/15 @ 100, AGM	1,250	1,358
		6,131
North Carolina (1.0%):
Wake County North Carolina, Series C, GO, 5.00%, 3/1/21	1,000	1,273

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Ohio (3.9%):
Cleveland-Cuyahoga County Port Authority Lease Revenue, Admin Headquarters Project, 4.00%, 7/1/40 (a)	$500	$503
Columbus Ohio, Series B, GO, 3.00%, 7/1/19	2,800	3,128
Miami University, 3.25%, 9/1/34 (a)	250	239
Ohio State, Common Schools, Series C, GO, 5.00%, 6/15/25 (a)	1,000	1,098
		4,968
Pennsylvania (4.7%):
Easton Area School District, GO, 5.20%, 4/1/28, AGM/State Aid Withholding	500	573
Elizabeth Township Sanitation Authority Revenue, 6.30%, 12/15/38, Callable 6/15/14 @ 100, AGM	500	533
Montgomery County Higher Education & Health Authority Revenue Health Systems, Catholic Health East, Series C, 5.50%, 11/15/24, Callable 11/15/14 @ 100	1,000	1,079
Saint Mary Hospital Authority Health Systems Revenue, Catholic Health East Series B, 5.50%, 11/15/24, Callable 11/15/14 @ 100	100	108
Series B, 5.38%, 11/15/34, Callable 11/15/14 @ 100	1,000	1,076
West Chester Area School District, Series A, GO, 5.00%, 5/15/20, Callable 11/15/15 @ 100, AGM/State Aid Withholding	2,500	2,789
		6,158
Texas (22.0%):
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/18, PSF-GTD	2,500	2,992
GO, 5.00%, 2/15/21, PSF-GTD	1,910	2,412
Deer Park Texas Independent School District, School Building, GO, 5.00%, 2/15/22, PSF-GTD	1,000	1,269
Denver City Independent School District, GO, 2.00%, 2/15/16, PSF-GTD	580	582
Ector County Texas Independent School District, School Building, GO, 3.25%, 8/15/34, PSF-GTD (a)	1,100	1,080
El Paso Independent School District, GO, 5.00%, 8/15/19, Callable 8/15/15 @ 100, PSF-GTD	1,000	1,105
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, Callable 8/15/18 @ 100, PSF-GTD	850	1,027
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, Callable 8/15/18 @ 100, PSF-GTD	1,500	1,826
Garland Independent School District GO, 5.00%, 2/15/24, PSF-GTD (a)	60	65
GO, 5.00%, 2/15/24, PSF-GTD (a)	40	43
Series A, GO, 3.00%, 2/15/20, PSF-GTD (a)	550	554
Garland Texas Independent School District, Series A, GO, 3.00%, 2/15/22, PSF-GTD (a)	725	731
Grand Prairie Independent School District GO, 4.00%, 2/15/20, PSF-GTD	1,275	1,503
GO, 5.00%, 2/15/21, PSF-GTD	1,285	1,617
Humble Independent School District, Series B, GO, 5.00%, 2/15/19, PSF-GTD	1,275	1,560
Humble Independent School District, School Building, Series A, GO, 3.00%, 2/15/19, PSF-GTD	765	848
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
National Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Klein Texas Independent School District, GO, 5.00%, 8/1/23, NATL-RE/FGIC (a)	$2,800	$3,091
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	819
Plano Independent School District, GO, 5.00%, 2/15/20, PSF-GTD	3,055	3,815
Spring Independent School District, GO, 3.00%, 8/15/19, PSF-GTD	1,000	1,114
		28,053
Washington (5.0%):
Snohomish County School District Number 15 Edmonds, GO, 5.00%, 12/1/19, Callable 6/1/16 @ 100, NATL-RE/FGIC/School Building Guaranty	2,000	2,275
Washington State Series A, GO, 5.00%, 7/1/25, AGM (a)	125	138
Series D, GO, 5.00%, 1/1/29, Callable 1/1/15 @ 100, AGM	285	307
Series D, GO, 3.00%, 2/1/30 (a)	500	481
Series E, GO, 5.00%, 1/1/28, Callable 1/1/15 @ 100, NATL-RE	230	248
Washington State, Motor Vehicle Tax-Senior 520 Corridor Program, Series C, GO, 5.00%, 6/1/19	2,395	2,934
		6,383
Total Municipal Bonds (Cost $113,873)		122,117
Investment Companies (1.2%)
Federated Tax-Free Obligations Fund, Institutional Shares, 0.01% (b)	1,502,000	1,502
Total Investment Companies (Cost $1,502)		1,502
Total Investments (Cost $115,375) — 96.6%		123,619
Other assets in excess of liabilities — 3.4%		4,367
NET ASSETS — 100.00%		$127,986

(a)  Continuously callable with 30 days notice.

(b)  Rate disclosed is the daily yield on 4/30/13.

AGM — Assured Guaranty Municipal Corporation

EMT — Escrowed to Maturity

FGIC — Financial Guaranty Insurance Company

GO — General Obligation

NATL-RE — Reinsurance provided by National Reinsurance

Q-SBLF — Qualified-School Board Loan

PSF-GTD — Public School Fund Guaranteed

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Ohio Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (96.9%)
General Obligations (53.5%):
County, City & Special District (17.8%):
Cincinnati, Series A, 3.00%, 12/1/17	$105	$115
Columbus, Series A, 5.00%, 6/1/19	4,000	4,943
Greene County, 4.50%, 12/1/35	560	620
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,310
Portage County, 5.25%, 12/1/24, Callable 12/1/14 @ 100, AMBAC	760	816
Strongsville, 4.00%, 12/1/19	500	586
Summit County Series R, 5.50%, 12/1/13, FGIC	250	258
Series R, 5.50%, 12/1/16, FGIC	535	626
Series R, 5.50%, 12/1/17, FGIC	930	1,125
Series R, 5.50%, 12/1/18, FGIC	1,095	1,357
Vandalia, 5.25%, 12/1/21, AMBAC	1,305	1,403
Warren County Special Assessment, 6.55%, 12/1/14	205	214
		13,373
Hospitals, Nursing Homes & Health Care (1.5%):
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,141
Public Improvements (7.2%):
Lorain County 4.00%, 12/1/32, Callable 12/1/21 @ 100, AGM (a)	100	101
4.00%, 12/1/34, Callable 12/1/12 @ 100, AGM (a)	375	377
Richland County, Correctional Facilities Improvement 5.00%, 12/1/16, Insured by Assured Guaranty	185	211
5.88%, 12/1/24, Callable 12/1/18 @ 100, Insured by Assured Guaranty	350	412
6.13%, 12/1/38, Callable 12/1/18 @ 100, Insured by Assured Guaranty	500	570
State Natural Resources, Series L, 5.00%, 10/1/16	2,840	3,264
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, Insured by Assured Guaranty	400	465
		5,400
Schools & Educational Services (26.0%):
Ashtabula City School District, School Improvement, 3.00%, 12/1/20, Student Credit Program	1,000	1,074
Chillicothe City School District 5.00%, 12/1/17, Callable 12/1/14 @ 100, FGIC	1,145	1,230
5.00%, 12/1/19, Callable 12/1/14 @ 100, FGIC	1,245	1,338
5.25%, 12/1/23, Callable 12/1/14 @ 100, FGIC	1,580	1,704
5.25%, 12/1/26, Callable 12/1/14 @ 100, FGIC	840	906
Cleveland Municipal School District, 5.25%, 12/1/17, AGM/Student Credit Program (a)	1,395	1,469
Columbus City School District, School Facilities Construction & Improvement, 5.00%, 12/1/22, Callable 12/1/16 @ 100, AGM	500	572
Elida Local School District, School Facilities & Construction 3.50%, 12/1/15, AGM	955	1,022
4.75%, 12/1/21, AGM	1,455	1,212
4.95%, 12/1/23, AGM	1,455	1,116
		3,350

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Principal Amount	Value
Fairfield City School District, 7.45%, 12/1/14, FGIC	$400	$428
Hamilton City School District Improvements, Series A, 6.15%, 12/1/16, State Aid Withholding	600	716
Lima City School District, 6.00%, 12/1/22, AMBAC (a)	30	30
Madeira City School District, 5.25%, 12/1/20, Callable 12/1/14 @ 100, MBIA	1,150	1,240
Maumee City School District, School Facilities Construction & Improvement, 5.00%, 12/1/18, Callable 12/1/13 @ 100, AGM	500	514
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	413
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,849
Sheffield-Sheffield Lake City School District, School Improvement, 4.50%, 12/1/41 (a)	500	533
Southwest Licking Local School District, 5.00%, 12/1/21, Callable 12/1/15 @ 100, AMBAC	1,000	1,071
Sylvania City School District, School Improvement, 1.24%, 12/1/17, Insured by Assured Guaranty	1,040	983
		19,420
Utilities (Sewers, Telephone, Electric) (1.0%):
Avon, Route 83 Sewer Improvements, 6.50%, 12/1/15	125	137
Greene County, Water Systems, 5.75%, 12/1/22, Callable 12/1/18 @ 100, EMT	500	626
		763
		40,097
Revenue Bonds (43.4%):
Hospitals, Nursing Homes & Health Care (12.1%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners Series B, 4.13%, 9/1/20	1,200	1,390
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100	2,500	2,884
Franklin County Hospital Revenue, Nationwide Children's Hospital, Inc. Project, 4.75%, 11/1/29, Callable 11/1/19 @ 100	1,500	1,666
Franklin County Hospital Revenue, The Children's Hospital Project, Series C, 5.00%, 5/1/16, FGIC	1,335	1,441
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, Callable 12/1/18 @ 100, AGC-ICC	500	560
State Hospital Facility Revenue, Cleveland Clinic Health System, Series A, 5.00%, 1/1/32, Callable 1/1/21 @ 100	1,000	1,127
		9,068
Housing (4.5%):
State Housing Finance Agency, Capital Fund Revenue, Series A, 5.00%, 4/1/27, Callable 4/1/17 @ 100, AGM	3,000	3,369
Public Facilities (Convention, Sport, Public Buildings) (1.5%):
State Cultural & Sports Capital Facilities Revenue, Series A, 5.00%, 4/1/18, Callable 4/1/15 @ 100, AGM	1,000	1,088
Public Improvements (1.3%):
Cleveland-Cuyahoga County Port Authority Lease Revenue, Admin Headquarters Project, 4.00%, 7/1/40 (a)	1,000	1,007

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Value
Schools & Educational Services (22.9%):
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, AGM (a)	$1,260	$1,423
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Ohio CCD Program (a)	1,000	1,096
Miami University 2.00%, 9/1/15	650	672
2.25%, 9/1/16	1,000	1,049
State Higher Educational Facility Commission Revenue, Dayton University Project Series A, 5.00%, 12/1/15	600	662
5.00%, 12/1/26, Callable 12/1/16 @ 100, BHAC-CR/AMBAC	500	560
State Higher Educational Facility Commission Revenue, John Carroll University Project 5.00%, 11/15/13	250	255
5.50%, 11/15/17, Callable 11/15/13 @ 100	420	428
5.50%, 11/15/18, Callable 11/15/13 @ 100	335	341
State Higher Educational Facility Revenue, College of Wooster Project, 5.00%, 9/1/16, Callable 9/1/15 @ 100	600	656
State University General Receipts, Series A, 5.00%, 6/1/38, (a)	1,000	1,160
University of Akron General Receipts, Series A, 5.00%, 1/1/19, AGM	1,000	1,206
University of Toledo General Receipts Bonds Series A, 3.50%, 6/1/16	2,260	2,437
4.00%, 6/1/20	200	224
Westerville City School District Special Obligation, 3.00%, 12/1/16	750	804
Youngstown State University General Receipts 4.00%, 12/15/15, Insured by Assured Guaranty	1,165	1,260
4.00%, 12/15/16, Insured by Assured Guaranty	500	554
4.13%, 12/15/17, Insured by Assured Guaranty	435	493
4.38%, 12/15/18, Insured by Assured Guaranty	685	795
5.00%, 12/15/23, Callable 6/15/19 @ 100, Insured by Assured Guaranty	1,000	1,144
		17,219
Utilities-Water (1.1%):
Hamilton Wastewater System Revenue 3.00%, 10/1/19, AGM	530	582
4.50%, 10/1/31, AGM (a)	200	214
		796
		32,547
Total Municipal Bonds (Cost $66,121)		72,644
Investment Companies (1.9%)
Federated Ohio Municipal Cash Trust, Institutional Shares, 0.02% (b)	1,395,000	1,395
Total Investment Companies (Cost $1,395)		1,395
Total Investments (Cost $67,516) — 98.8%		74,039
Other assets in excess of liabilities — 1.2%		917
NET ASSETS — 100.00%		$74,956

(a)  Continuously callable with 30 days notice.

(b)  Rate disclosed is the daily yield on 4/30/13.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Ohio Municipal Bond Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

AGC-ICC — Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

FGIC — Financial Guaranty Insurance Company

EMT — Escrowed to Maturity

MBIA — Municipal Bond Insurance Association

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
ASSETS:
Investments, at value (Cost $115,375, $67,516)	$123,619		$74,039
Interest receivable	1,475		1,001
Receivable for capital shares issued	163		20
Receivable for investments sold	3,082		—
Receivable from Adviser	8		—
Prepaid expenses	32		10
Total Assets	128,379		75,070
LIABILITIES:
Payable for investments purchased	198		25
Payable for capital shares redeemed	67		—
Accrued expenses and other payables:
Investment advisory fees	58		34
Administration fees	12		7
Custodian fees	1		1
Transfer agent fees	10		5
Trustees' fees	—	(a)	—	(a)
Shareholder servicing fees	26		16
Other accrued expenses	21		26
Total Liabilities	393		114
NET ASSETS:
Capital	119,147		68,055
Accumulated undistributed net investment income	63		55
Accumulated net realized gains from investments	532		323
Net unrealized appreciation on investments	8,244		6,523
Net Assets	$127,986		$74,956
Net Assets
Class A Shares	$124,674		$74,956
Class Y Shares	3,312		—
Total	$127,986		$74,956
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	10,920		6,321
Class Y Shares	290		—
Total	11,210		6,321
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$11.42		$11.86
Class Y Shares	$11.42		—
Maximum sales charge — Class A Shares	2.00%		2.00%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$11.65		$12.10

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	National Municipal Bond Fund	Ohio Municipal Bond Fund
Investment Income:
Interest income	$1,784	$1,353
Total Income	1,784	1,353
Expenses:
Investment advisory fees	370	213
Administration fees	83	50
Shareholder servicing fees — Class A Shares	167	95
Custodian fees	6	4
Transfer agent fees	14	8
Transfer agent fees — Class A Shares	18	8
Transfer agent fees — Class Y Shares (a)	— (b)	—
Trustees' fees	10	6
Chief Compliance Officer fees	2	1
Legal and audit fees	14	8
State registration and filing fees	14	9
Other expenses	15	4
Total Expenses	713	406
Expenses waived/reimbursed by Adviser	(58)	—
Net Expenses	655	406
Net Investment Income	1,129	947
Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains from investment transactions	517	322
Net change in unrealized appreciation/depreciation on investments	(635)	(375)
Net realized/unrealized gains (losses) from investments	(118)	(53)
Change in net assets resulting from operations	$1,011	$894

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	National Municipal Bond Fund		Ohio Municipal Bond Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$1,129	$2,448	$947	$2,092
Net realized gains from investment transactions	517	2,282	322	641
Net change in unrealized appreciation/depreciation on investments	(635)	3,657	(375)	2,416
Change in net assets resulting from operations	1,011	8,387	894	5,149
Distributions to Shareholders:
From net investment income:
Class A Shares	(1,100)	(2,462)	(948)	(2,101)
Class Y Shares (a)	(19)	—	—	—
From net realized gains:
Class A Shares	(2,282)	(2,697)	(641)	(835)
Change in net assets resulting from distributions to shareholders	(3,401)	(5,159)	(1,589)	(2,936)
Change in net assets from capital transactions	(17,635)	(2,664)	(5,600)	(17,962)
Change in net assets	(20,025)	564	(6,295)	(15,749)
Net Assets:
Beginning of period	148,011	147,447	81,251	97,000
End of period	$127,986	$148,011	$74,956	$81,251
Accumulated undistributed net investment income	$63	$53	$55	$56
Capital Transactions:
Class A Shares
Proceeds from shares issued	$19,614	$45,376	$1,124	$3,266
Dividends reinvested	3,022	4,286	1,415	2,429
Cost of shares redeemed	(43,588)	(52,326)	(8,139)	(23,657)
Total Class A Shares	$(20,952)	$(2,664)	$(5,600)	$(17,962)
Class Y Shares (a)
Proceeds from shares issued	$3,559	—	—	—
Cost of shares redeemed	(242)	—	—	—
Total Class Y Shares	$3,317	—	—	—
Change in net assets from capital transactions	$(17,635)	$(2,664)	$(5,600)	$(17,962)
Share Transactions:
Class A Shares
Issued	1,706	3,937	94	275
Reinvested	265	375	119	205
Redeemed	(3,781)	(4,543)	(683)	(1,992)
Total Class A Shares	(1,810)	(231)	(470)	(1,512)
Class Y Shares (a)
Issued	311	—	—	—
Redeemed	(21)	—	—	—
Total Class Y Shares	290	—	—	—
Change in shares	(1,520)	(231)	(470)	(1,512)

(a)  Class Y Shares commenced operations on January 28, 2013.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	National Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.63	$11.38	$11.52	$11.26		$10.35	$10.77
Investment Activities:
Net investment income	0.10	0.20	0.25	0.31		0.33	0.36
Net realized and unrealized gains (losses) on investments	(0.02)	0.46	0.07	0.43		0.91	(0.42)
Total from Investment Activities	0.08	0.66	0.32	0.74		1.24	(0.06)
Distributions:
Net investment income	(0.10)	(0.20)	(0.26)	(0.31)		(0.33)	(0.36)
Net realized gains from investments	(0.19)	(0.21)	(0.20)	(0.17)		—	—
Total Distributions	(0.29)	(0.41)	(0.46)	(0.48)		(0.33)	(0.36)
Net Asset Value, End of Period	$11.42	$11.63	$11.38	$11.52		$11.26	$10.35
Total Return (excludes sales charge) (a)	0.69%	5.86%	3.01%	6.75	%(b)	12.16%	(0.65)%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$124,674	$148,011	$147,447	$142,979		$111,094	$69,015
Ratio of net expenses to average net assets (c)	0.98%	0.97%	0.98%	0.99%		1.00%	1.00%
Ratio of net investment income to average net assets (c)	1.67%	1.69%	2.27%	2.75%		3.06%	3.31%
Ratio of gross expenses to average net assets (c) (d)	1.06%	1.05%	1.05%	1.05%		1.03%	1.05%
Ratio of net investment income to average net assets (c) (d)	1.59%	1.61%	2.20%	2.69%		3.03%	3.26%
Portfolio turnover (e)	18%	70%	133%	74%		114%	230%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.02% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

National Municipal Bond Fund
Class Y Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$11.44
Investment Activities:
Net investment income	0.06
Net realized and unrealized losses on investments	(0.02)
Total from Investment Activities	0.04
Distributions:
Net investment income	(0.06)
Total Distributions	(0.06)
Net Asset Value, End of Period	$11.42
Total Return (b)	0.40%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,312
Ratio of net expenses to average net assets (c)	0.72%
Ratio of net investment income to average net assets (c)	1.96%
Ratio of gross expenses to average net assets (c) (d)	1.18%
Ratio of net investment income to average net assets (c) (d)	1.50%
Portfolio turnover (e)	18%

(a)  Class Y Shares commenced operations on January 28, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Ohio Municipal Bond Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010		Year Ended October 31, 2009	Year Ended October 31, 2008
	(Unaudited)
Net Asset Value, Beginning of Period	$11.96	$11.68	$12.00	$11.88		$11.18	$11.56
Investment Activities:
Net investment income	0.15	0.28	0.32	0.37		0.39	0.41
Net realized and unrealized gains (losses) on investments	—	0.39	(0.16)	0.36		0.70	(0.38)
Total from Investment Activities	0.15	0.67	0.16	0.73		1.09	0.03
Distributions:
Net investment income	(0.15)	(0.28)	(0.33)	(0.38)		(0.39)	(0.41)
Net realized gains from investments	(0.10)	(0.11)	(0.15)	(0.23)		—	—
Total Distributions	(0.25)	(0.39)	(0.48)	(0.61)		(0.39)	(0.41)
Net Asset Value, End of Period	$11.86	$11.96	$11.68	$12.00		$11.88	$11.18
Total Return (excludes sales charge) (a)	1.21%	5.81%	1.44%	6.29	%(b)	9.86%	0.17%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$74,956	$81,251	$97,000	$121,042		$118,595	$107,763
Ratio of net expenses to average net assets (c) (d)	1.05%	1.07%	1.03%	1.01%		1.01%	1.01%
Ratio of net investment income to average net assets (c) (d)	2.44%	2.35%	2.79%	3.09%		3.32%	3.49%
Portfolio turnover	8%	28%	54%	53%		53%	86%

(a)  Not annualized for periods less than one year.

(b)  During the year ended October 31, 2010, the Fund received monies relating to the BISYS Fair Fund distribution. This distribution related to certain expenditures that, among other things, supported distribution of Fund shares. Had this payment not been received, the total return would have been 0.06% lower.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (94.2%)
Australia (3.8%):
Financials (2.1%):
Australia & New Zealand Banking Group Ltd.	45,839	$1,514
Materials (1.7%):
BHP Billiton Ltd.	34,411	1,160
		2,674
Belgium (2.5%):
Consumer Staples (0.9%):
Anheuser-Busch InBev NV	6,239	596
Financials (1.6%):
KBC Groep NV	29,369	1,157
		1,753
Brazil (0.7%):
Financials (0.7%):
Itau Unibanco Holding SA, ADR	30,953	521
Canada (2.1%):
Financials (1.5%):
Bank of Nova Scotia	7,632	440
National Bank of Canada	8,218	622
		1,062
Materials (0.6%):
Agrium, Inc.	4,890	448
		1,510
China (1.7%):
Financials (1.7%):
China Construction Bank Corp.	1,456,000	1,221
Denmark (1.9%):
Health Care (1.9%):
Novo Nordisk A/S, Class B	7,483	1,314
Finland (2.3%):
Financials (0.8%):
Sampo Oyj	15,391	615
Industrials (1.5%):
Kone Oyj, Class B	11,878	1,049
		1,664
France (6.0%):
Consumer Discretionary (0.5%):
Valeo SA	6,017	350
Energy (2.2%):
Total SA	30,592	1,545

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Financials (2.0%):
BNP Paribas SA	26,279	$1,465
Industrials (1.3%):
Schneider Electric SA	11,863	907
		4,267
Germany (6.2%):
Consumer Discretionary (0.7%):
Daimler AG, Registered Shares	8,434	467
Financials (1.8%):
Allianz SE	8,650	1,276
Industrials (0.9%):
MTU Aero Engines Holding AG	6,911	654
Information Technology (1.3%):
United Internet AG	33,770	926
Materials (1.5%):
BASF SE	11,343	1,059
		4,382
Hong Kong (5.2%):
Energy (1.1%):
CNOOC Ltd.	412,000	771
Financials (1.9%):
AIA Group Ltd.	308,400	1,371
Materials (0.4%):
Nine Dragons Paper Holdings Ltd.	315,000	276
Telecommunication Services (1.8%):
China Mobile Ltd.	117,000	1,282
		3,700
Indonesia (2.1%):
Financials (2.1%):
PT Bank Rakyat	1,543,000	1,494
Ireland (Republic of) (3.1%):
Energy (0.8%):
Dragon Oil PLC	52,046	512
Financials (1.0%):
Bank of Ireland (b)	3,243,012	722
Information Technology (1.3%):
Accenture PLC, Class A	11,406	929
		2,163
Isle of Man (0.6%):
Information Technology (0.6%):
Playtech Ltd.	44,970	429

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Italy (1.0%):
Consumer Discretionary (1.0%):
Prada SpA	81,700	$739
Japan (16.8%):
Consumer Discretionary (3.9%):
Bridgestone Corp.	33,500	1,270
Fuji Heavy Industries Ltd.	26,000	492
Nissan Motor Co. Ltd.	33,500	350
Suzuki Motor Corp.	26,500	680
		2,792
Consumer Staples (3.3%):
Lawson, Inc.	14,977	1,181
Japan Tobacco, Inc.	30,000	1,135
		2,316
Financials (5.2%):
Daito Trust Construction Co. Ltd.	6,100	591
Sumitomo Mitsui Financial Group, Inc.	17,500	829
Mizuho Financial Group, Inc.	489,000	1,081
ORIX Corp.	48,400	745
The Dai-ichi Life Insurance Co. Ltd.	334	461
		3,707
Industrials (3.8%):
Hitachi Ltd.	286,000	1,828
ITOCHU Corp.	59,300	735
Sojitz Corp.	68,900	108
		2,671
Materials (0.6%):
Daido Steel Co. Ltd.	23,000	126
JFE Holdings, Inc.	15,600	338
		464
		11,950
Jersey (0.7%):
Energy (0.7%):
Petrofac Ltd.	23,466	493
Netherlands (2.0%):
Financials (0.9%):
ING Groep NV (b)	75,635	622
Materials (1.1%):
LyondellBasell Industries NV, Class A	13,067	793
		1,415
Norway (0.5%):
Energy (0.5%):
Fred. Olsen Energy ASA	8,849	386

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Republic of Korea (South) (0.9%):
Information Technology (0.9%):
Samsung Electronics Co. Ltd.	448	$619
Russian Federation (0.3%):
Financials (0.3%):
Sberbank of Russia, ADR (b)	17,395	224
Singapore (2.0%):
Financials (2.0%):
DBS Group Holdings Ltd.	106,000	1,444
Sweden (7.1%):
Financials (3.2%):
Skandinaviska Enskilda Banken AB, Class - A	44,040	452
Swedbank AB, A Shares	42,746	1,055
Svenska Handelsbanken AB	16,199	736
		2,243
Industrials (1.4%):
SKF AB	16,446	383
Atlas Copco AB, A Shares	24,685	650
		1,033
Information Technology (1.0%):
Hexagon AB, B Shares	24,277	695
Materials (1.5%):
Svenska Cellulosa AB, B Shares	39,752	1,033
		5,004
Switzerland (5.4%):
Consumer Staples (1.8%):
Nestle SA	18,174	1,299
Financials (1.1%):
Partners Group Holding AG	3,089	793
Materials (2.5%):
Syngenta AG	2,398	1,027
Givaudan SA	555	715
		1,742
		3,834
Thailand (2.5%):
Consumer Discretionary (1.4%):
CP ALL Public Co. Ltd.	661,000	993
Financials (1.1%):
Kasikornbank Public Co. Ltd.	103,257	747
		1,740
United Kingdom (16.1%):
Consumer Discretionary (4.7%):
Barratt Developments PLC (b)	164,922	798
British Sky Broadcasting Group PLC	45,633	599

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Compass Group PLC	105,975	$1,394
William Hill PLC	80,598	533
		3,324
Consumer Staples (1.6%):
Unilever PLC	25,684	1,113
Energy (1.4%):
Royal Dutch Shell PLC	30,041	1,024
Financials (3.7%):
Standard Chartered PLC	20,480	515
Legal & General Group PLC	180,709	477
Prudential PLC	50,208	862
Lloyds Banking Group PLC (b)	870,273	735
		2,589
Industrials (3.3%):
AMEC PLC	59,700	941
Travis Perkins PLC	18,333	409
Rolls-Royce Holdings PLC	56,336	990
		2,340
Telecommunication Services (1.4%):
Vodafone Group PLC	326,365	997
		11,387
United States (0.7%):
Consumer Discretionary (0.7%):
Expedia, Inc.	9,259	517
Total Common Stocks (Cost $54,884)		66,844
Exchange-Traded Funds (1.7%)
United States (1.7%):
WisdomTree Japan Hedged Equity Fund	25,181	1,198
Total Exchange-Traded Funds (Cost $848)		1,198
Cash Equivalents (3.0%)
United States (3.0%):
Citibank Money Market Deposit Account, 0.02% (c)	$2,120	2,120
Total Cash Equivalents (Cost $2,120)		2,120
Total Investments (Cost $57,852) — 98.9%		70,162
Other assets in excess of liabilities — 1.1%		806
NET ASSETS — 100.00%		$70,968

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at April 30, 2013.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/13.

ADR — American Depositary Receipt

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
International Select Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (92.8%)
Belgium (3.3%):
Consumer Staples (1.5%):
Anheuser-Busch InBev NV	11,115	$1,062
Financials (1.8%):
KBC Groep NV	34,048	1,341
		2,403
Canada (1.9%):
Financials (1.0%):
Bank of Nova Scotia	12,954	747
Materials (0.9%):
Agrium, Inc.	7,099	651
		1,398
China (2.3%):
Financials (2.3%):
China Construction Bank Corp.	1,941,000	1,628
Denmark (2.0%):
Health Care (2.0%):
Novo Nordisk A/S, Class B	8,203	1,440
Finland (2.1%):
Industrials (2.1%):
Kone Oyj, Class B	17,521	1,547
France (7.2%):
Consumer Discretionary (0.7%):
Valeo SA	8,953	521
Energy (2.0%):
Total SA	28,596	1,445
Financials (2.5%):
BNP Paribas SA	31,807	1,773
Industrials (2.0%):
Schneider Electric SA	18,574	1,420
		5,159
Germany (6.3%):
Financials (2.5%):
Allianz SE	11,974	1,767
Information Technology (1.7%):
United Internet AG	45,328	1,243
Materials (2.1%):
BASF SE	16,318	1,524
		4,534

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Hong Kong (5.9%):
Energy (1.5%):
CNOOC Ltd.	579,667	$1,084
Financials (2.5%):
AIA Group Ltd.	394,600	1,754
Telecommunication Services (1.9%):
China Mobile Ltd.	125,000	1,370
		4,208
Indonesia (2.8%):
Financials (2.8%):
PT Bank Rakyat	2,063,000	1,998
Ireland (Republic of) (3.4%):
Financials (1.6%):
Bank of Ireland (b)	5,315,796	1,183
Information Technology (1.8%):
Accenture PLC, Class A	15,553	1,267
		2,450
Italy (1.8%):
Consumer Discretionary (1.8%):
Prada SpA	140,700	1,272
Japan (16.9%):
Consumer Discretionary (3.8%):
Bridgestone Corp.	35,300	1,338
Suzuki Motor Corp.	55,300	1,420
		2,758
Consumer Staples (4.6%):
Lawson, Inc.	20,100	1,584
Japan Tobacco, Inc.	46,200	1,749
		3,333
Financials (4.1%):
Sumitomo Mitsui Financial Group, Inc.	29,800	1,411
ORIX Corp.	97,600	1,502
		2,913
Industrials (3.4%):
Hitachi Ltd.	376,000	2,404
Materials (1.0%):
JFE Holdings, Inc.	33,800	733
		12,141
Netherlands (1.6%):
Materials (1.6%):
LyondellBasell Industries NV, Class A	18,695	1,135

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Republic of Korea (South) (1.3%):
Information Technology (1.3%):
Samsung Electronics Co. Ltd.	662	$915
Singapore (2.2%):
Financials (2.2%):
DBS Group Holdings Ltd.	114,000	1,553
Sweden (7.1%):
Financials (2.0%):
Swedbank AB, A Shares	59,476	1,467
Industrials (1.5%):
Atlas Copco AB, A Shares	41,122	1,084
Information Technology (1.6%):
Hexagon AB, B Shares	40,997	1,173
Materials (2.0%):
Svenska Cellulosa AB, B Shares	54,535	1,417
		5,141
Switzerland (7.1%):
Consumer Staples (1.9%):
Nestle SA	18,844	1,347
Financials (1.6%):
Partners Group Holding AG	4,405	1,131
Materials (3.6%):
Syngenta AG	3,613	1,548
Givaudan SA	841	1,083
		2,631
		5,109
Thailand (2.1%):
Consumer Discretionary (2.1%):
CP ALL Public Co. Ltd.	1,017,700	1,528
United Kingdom (15.5%):
Consumer Discretionary (5.4%):
Barratt Developments PLC (b)	247,552	1,197
Compass Group PLC	137,062	1,803
William Hill PLC	135,685	898
		3,898
Financials (5.2%):
Legal & General Group PLC	434,864	1,148
Prudential PLC	68,271	1,172
Lloyds Banking Group PLC (b)	1,678,640	1,417
		3,737

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
International Select Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Industrials (3.8%):
AMEC PLC	93,700	$1,476
Rolls-Royce Holdings PLC	70,244	1,235
		2,711
Telecommunication Services (1.1%):
Vodafone Group PLC	253,217	773
		11,119
Total Common Stocks (Cost $55,462)		66,678
Exchange-Traded Funds (3.3%)
United States (3.3%):
WisdomTree Japan Hedged Equity Fund	50,125	2,384
Total Exchange-Traded Funds (Cost $1,702)		2,384
Cash Equivalents (3.2%)
United States (3.2%):
Citibank Money Market Deposit Account, 0.02% (c)	$2,334	2,334
Total Cash Equivalents (Cost $2,334)		2,334
Total Investments (Cost $59,498) — 99.3%		71,396
Other assets in excess of liabilities — 0.7%		494
NET ASSETS — 100.00%		$71,890

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at April 30, 2013.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/13.

PLC — Public Liability Co.

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.2%)
Australia (0.7%):
Materials (0.7%):
BHP Billiton Ltd.	1,826	$62
Belgium (1.4%):
Consumer Staples (0.7%):
Anheuser-Busch InBev NV	543	52
Financials (0.7%):
KBC Groep NV	1,531	60
		112
Canada (1.1%):
Financials (0.8%):
Bank of Nova Scotia	1,104	64
Materials (0.3%):
Barrick Gold Corp.	1,475	29
		93
China (1.1%):
Financials (1.1%):
China Construction Bank Corp.	104,000	87
Denmark (1.2%):
Health Care (1.2%):
Novo Nordisk A/S, Class B	560	98
Finland (1.1%):
Industrials (1.1%):
Kone Oyj, Class B	1,010	89
France (2.2%):
Consumer Discretionary (0.5%):
Valeo SA	693	40
Financials (0.9%):
BNP Paribas SA	1,320	74
Industrials (0.8%):
Schneider Electric SA	925	71
		185
Germany (3.7%):
Financials (1.1%):
Allianz SE	611	90
Industrials (0.9%):
MTU Aero Engines Holding AG	806	76
Information Technology (0.9%):
United Internet AG	2,768	76

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.8%):
BASF SE	717	$67
		309
Hong Kong (3.4%):
Energy (0.7%):
CNOOC Ltd.	30,000	56
Financials (1.4%):
AIA Group Ltd.	26,200	116
Materials (0.3%):
Nine Dragons Paper Holdings Ltd.	27,000	24
Telecommunication Services (1.0%):
China Mobile Ltd.	7,500	82
		278
Indonesia (1.2%):
Financials (1.2%):
PT Bank Rakyat	103,000	100
Ireland (Republic of) (1.9%):
Energy (0.6%):
Dragon Oil PLC	4,669	46
Financials (0.7%):
Bank of Ireland (b)	278,564	62
Information Technology (0.6%):
Accenture PLC, Class A	639	52
		160
Italy (0.5%):
Consumer Discretionary (0.5%):
Prada SpA	4,400	40
Japan (9.2%):
Consumer Discretionary (2.6%):
Bridgestone Corp.	2,400	91
Fuji Heavy Industries Ltd.	3,000	57
Suzuki Motor Corp.	2,600	66
		214
Consumer Staples (1.2%):
Japan Tobacco, Inc.	2,700	102
Financials (2.8%):
Sumitomo Mitsui Financial Group, Inc.	1,700	81
Mizuho Financial Group, Inc.	26,200	58
ORIX Corp.	5,800	89
		228
Industrials (1.7%):
Hitachi Ltd.	22,000	141

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Materials (0.9%):
JFE Holdings, Inc.	3,300	$72
		757
Netherlands (1.0%):
Materials (1.0%):
LyondellBasell Industries NV, Class A	1,315	80
Norway (0.7%):
Energy (0.7%):
Fred. Olsen Energy ASA	1,266	55
Republic of Korea (South) (0.6%):
Information Technology (0.6%):
Samsung Electronics Co. Ltd.	33	46
Singapore (1.2%):
Financials (1.2%):
DBS Group Holdings Ltd.	7,000	95
Sweden (4.0%):
Financials (1.5%):
Swedbank AB, A Shares	2,378	58
Svenska Handelsbanken AB	1,556	71
		129
Industrials (0.6%):
Atlas Copco AB, A Shares	1,892	50
Information Technology (0.7%):
Hexagon AB, B Shares	1,966	56
Materials (1.2%):
Svenska Cellulosa AB, B Shares	3,756	98
		333
Switzerland (3.8%):
Consumer Staples (1.2%):
Nestle SA	1,436	102
Financials (0.7%):
Partners Group Holding AG	217	56
Materials (1.9%):
Syngenta AG	209	90
Givaudan SA	50	64
		154
		312
Thailand (1.7%):
Consumer Discretionary (1.0%):
CP ALL Public Co. Ltd.	55,700	84
Financials (0.7%):
Kasikornbank Public Co. Ltd.	7,400	53
		137

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
United Kingdom (9.3%):
Consumer Discretionary (2.8%):
Barratt Developments PLC (b)	16,365	$79
Compass Group PLC	6,918	91
William Hill PLC	9,277	62
		232
Consumer Staples (1.1%):
Unilever PLC	2,221	96
Financials (2.5%):
Legal & General Group PLC	22,887	60
Prudential PLC	4,046	70
Lloyds Banking Group PLC (b)	87,612	74
		204
Industrials (1.8%):
AMEC PLC	4,096	64
Rolls-Royce Holdings PLC	4,935	87
		151
Telecommunication Services (1.1%):
Vodafone Group PLC	28,667	88
		771
United States (45.2%):
Consumer Discretionary (11.3%):
Costco Wholesale Corp.	768	83
The Walt Disney Co.	1,881	118
Expedia, Inc.	923	51
Hanesbrands, Inc. (b)	1,333	67
The Home Depot, Inc.	1,289	95
Macy's, Inc.	1,094	49
ManpowerGroup, Inc.	905	48
Marriott International, Inc., Class A	1,250	54
PetSmart, Inc.	924	63
Starwood Hotels & Resorts Worldwide, Inc.	942	61
TJX Cos., Inc.	1,340	65
Target Corp.	1,180	83
Taylor Morrison Home Corp., Class A (b)	1,000	26
Viacom, Inc., Class B	1,072	69
		932
Consumer Staples (4.5%):
ConAgra Foods, Inc.	2,362	84
Smithfield Foods, Inc. (b)	2,452	63
Tyson Foods, Inc., Class A	2,291	56
Wal-Mart Stores, Inc.	1,000	78
Whole Foods Market, Inc.	1,025	90
		371

See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares	Fair Value(a)
Energy (3.8%):
Chevron Corp.	1,029	$126
HollyFrontier Corp.	1,507	74
Valero Energy Corp.	2,731	110
		310
Financials (7.6%):
Berkshire Hathaway, Inc., Class B (b)	1,033	110
Citigroup, Inc.	1,531	71
Discover Financial Services	2,860	125
Fidelity National Financial, Inc., Class A	2,698	73
Fifth Third Bancorp	4,253	72
Huntington Bancshares, Inc.	5,392	39
State Street Corp.	1,438	84
Zions Bancorporation	2,138	53
		627
Health Care (2.3%):
Express Scripts Holding Co. (b)	1,868	111
McKesson Corp.	761	81
		192
Industrials (8.2%):
Alaska Air Group, Inc. (b)	1,273	78
General Electric Co.	2,721	61
Lear Corp.	1,202	69
Rockwell Automation, Inc.	1,058	90
Rockwell Collins, Inc.	962	60
Roper Industries, Inc.	602	72
Triumph Group, Inc.	952	76
Union Pacific Corp.	689	102
United Parcel Service, Inc., Class B	787	68
		676
Information Technology (6.0%):
Adobe Systems, Inc. (b)	1,556	70
Apple, Inc.	224	99
International Business Machines Corp.	662	134
MasterCard, Inc., Class A	151	84
Oracle Corp.	1,818	60
Teradata Corp. (b)	968	49
		496
Materials (1.5%):
CF Industries Holdings, Inc.	252	47
Westlake Chemical Corp.	919	76
		123
		3,727
Total Common Stocks (Cost $6,621)		7,926
See notes to financial statements.

The Victory Portfolios  Schedule of Portfolio Investments — continued
Global Equity Fund  April 30, 2013

(Amounts in Thousands, Except for Shares)  (Unaudited)

Security Description	Shares or Principal Amount	Fair Value(a)
Exchange-Traded Funds (1.2%)
United States (1.2%):
WisdomTree Japan Hedged Equity Fund	2,103	$100
Total Exchange-Traded Funds (Cost $72)		100
Cash Equivalents (2.4%)
United States (2.4%):
Citibank Money Market Deposit Account, 0.02% (c)	$201	201
Total Cash Equivalents (Cost $201)		201
Total Investments (Cost $6,894) — 99.8%		8,227
Other assets in excess of liabilities — 0.2%		17
NET ASSETS — 100.00%		$8,244

(a)  All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada, and Columbia, were fair valued at April 30, 2013.

(b)  Non-income producing security.

(c)  Rate periodically changes. Rate disclosed is the daily yield on 4/30/13.

PLC — Public Liability Co.

See notes to financial statements.

Statements of Assets and Liabilities

The Victory Portfolios  April 30, 2013

(Amounts in Thousands, Except Per Share Amounts)  (Unaudited)

	International Fund		International Select Fund		Global Equity Fund
ASSETS:
Investments, at value (Cost $57,852, $59,498, $6,894)	$70,162		$71,396		$8,227
Foreign currency, at value (Cost $93, $74 and $4)	93		74		4
Unrealized appreciation on forward foreign currency exchange contracts	1		—	(a)	—
Dividends receivable	219		199		13
Receivable for investments sold	764		1,752		47
Reclaims receivable	89		81		4
Receivable from Adviser	3		—		5
Prepaid expenses	49		49		36
Total Assets	71,380		73,551		8,336
LIABILITIES:
Payable for investments purchased	287		1,552		75
Foreign taxes accrued	60		53		4
Accrued expenses and other payables:
Investment advisory fees	42		40		5
Administration fees	6		6		—	(a)
Custodian fees	5		—	(a)	2
Transfer agent fees	2		2		—	(a)
Trustees' fees	—	(a)	—	(a)	—	(a)
Shareholder servicing fees	—	(a)	—	(a)	1
12b-1 fees	1		1		2
Other accrued expenses	9		7		3
Total Liabilities	412		1,661		92
NET ASSETS:
Capital	54,645		55,857		6,464
Accumulated undistributed net investment income	446		382		13
Accumulated net realized gains from investments and foreign currency transactions	3,629		3,809		438
Net unrealized appreciation on investments and foreign currency transactions	12,248		11,842		1,329
Net Assets	$70,968		$71,890		$8,244
Net Assets
Class A Shares	$709		$722		$3,011
Class C Shares	756		925		2,146
Class R Shares	261		262		315
Class I Shares	68,357		69,091		2,772
Class Y Shares	885		890		—
Total	$70,968		$71,890		$8,244
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A Shares	49		51		234
Class C Shares	53		66		167
Class R Shares	18		19		24
Class I Shares	4,677		4,854		215
Class Y Shares	61		63		—
Total	4,858		5,053		640
Net asset value, offering (except Class A Shares) and redemption price per share: (b)
Class A Shares	$14.49		$14.12		$12.89
Class C Shares (c)	$14.39		$13.97		$12.84
Class R Shares	$14.47		$14.10		$12.89
Class I Shares	$14.61		$14.23		$12.91
Class Y Shares	$14.48		$14.11		—
Maximum sales charge — Class A Shares	5.75%		5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A Shares	$15.37		$14.98		$13.68

(a)  Rounds to less than $1.

(b)  Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

Statements of Operations

The Victory Portfolios  For the Six Months Ended April 30, 2013

(Amounts in Thousands)  (Unaudited)

	International Fund	International Select Fund	Global Equity Fund
Investment Income:
Dividend income	$1,045	$985	$89
Foreign tax withholding	(125)	(122)	(7)
Total Income	920	863	82
Expenses:
Investment advisory fees	267	267	30
Administration fees	45	45	13
Shareholder servicing fees — Class A Shares	1	1	4
12b-1 fees — Class C Shares	3	3	10
Custodian fees	12	10	4
Transfer agent fees	7	7	1
Transfer agent fees — Class R Shares (a)	— (b)	— (b)	—	(b)
Transfer agent fees — Class I Shares	4	4	—	(b)
Trustees' fees	5	5	1
Chief Compliance Officer fees	1	1	—	(b)
Legal and audit fees	9	9	1
State registration and filing fees	29	29	20
Other expenses	4	5	3
Total Expenses	387	386	87
Expenses waived/reimbursed by Adviser	(18)	(18)	(29)
Net Expenses	369	368	58
Net Investment Income	551	495	24
Realized/Unrealized Gains (Losses) from Investment Transactions and Foreign Currency Transactions:
Net realized gains from investment transactions	4,140	3,957	442
Net realized losses from foreign currency transactions	(57)	(47)	(3)
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,378	2,496	275
Net realized/unrealized gains from investments and foreign currency transactions	6,461	6,406	714
Change in net assets resulting from operations	$7,012	$6,901	$738

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Rounds to less than $1.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
From Investment Activities:
Operations:
Net investment income	$551	$1,386	$495	$1,321	$24	$60
Net realized gains from investment transactions and foreign currency transactions	4,083	515	3,910	732	439	168
Net change in unrealized appreciation/depreciation on investments and foreign currency transactions	2,378	4,246	2,496	5,001	275	542
Change in net assets resulting from operations	7,012	6,147	6,901	7,054	738	770
Distributions to Shareholders:
From net investment income:
Class A Shares	(8)	(49)	(6)	(9)	(23)	(25)
Class C Shares	(5)	(6)	(4)	(5)	(2)	(5)
Class I Shares	(1,099)	(1,342)	(1,000)	(1,214)	(26)	(27)
Class Y Shares (a)	(18)	—	(16)	—	—	—
From net realized gains:
Class A Shares	(4)	(141)	(3)	(33)	(21)	—
Class C Shares	(5)	(34)	(4)	(37)	(16)	—
Class I Shares	(474)	(3,498)	(417)	(3,830)	(19)	—
Class Y Shares (a)	(8)	—	(8)	—	—	—
Change in net assets resulting from distributions to shareholders	(1,621)	(5,070)	(1,458)	(5,128)	(107)	(57)
Change in net assets from capital transactions	807	(2,140)	1,792	160	310	255
Change in net assets	6,198	(1,063)	7,235	2,086	941	968
Net Assets:
Beginning of period	64,770	65,833	64,655	62,569	7,303	6,335
End of period	$70,968	$64,770	$71,890	$64,655	$8,244	$7,303
Accumulated undistributed net investment income	$446	$1,019	$382	$910	$13	$40

(a)  Class Y Shares of International Fund and International Select Fund commenced operations on March 7, 2012.

See notes to financial statements.

The Victory Portfolios  Statements of Changes in Net Assets

(Amounts in Thousands)

	International Fund		International Select Fund		Global Equity Fund
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Six Months Ended April 30, 2013	Year Ended October 31, 2012
	(Unaudited)		(Unaudited)		(Unaudited)
Capital Transactions:
Class A Shares
Proceeds from shares issued	$270	$1,222	$181	$4	$26	$115
Dividends reinvested	12	190	9	42	45	25
Cost of shares redeemed	(10)	(3,438)	(99)	(11)	(111)	(11)
Total Class A Shares	$272	$(2,026)	$91	$35	$(40)	$129
Class C Shares
Proceeds from shares issued	$41	$13	$218	$—	$16	$26
Dividends reinvested	10	40	8	42	18	5
Cost of shares redeemed	—	—	—	—	(100)	—
Total Class C Shares	$51	$53	$226	$42	$(66)	$31
Class R Shares (a)
Proceeds from shares issued	$250	—	$250	—	$300	—
Total Class R Shares	$250	—	$250	—	$300	—
Class I Shares
Proceeds from shares issued	$7	$3,251	$1,031	$220	$181	$71
Dividends reinvested	1,573	4,838	1,417	5,043	45	27
Cost of shares redeemed	(1,122)	(9,256)	(996)	(6,180)	(110)	(3)
Total Class I Shares	$458	$(1,167)	$1,452	$(917)	$116	$95
Class Y Shares (b)
Proceeds from shares issued	$—	$1,000	$—	$1,000	—	—
Dividends reinvested	26	—	23	—	—	—
Cost of shares redeemed	(250)	—	(250)	—	—	—
Total Class Y Shares	$(224)	$1,000	$(227)	$1,000	—	—
Change in net assets from capital transactions	$807	$(2,140)	$1,792	$160	$310	$255
Share Transactions:
Class A Shares
Issued	19	99	13	— (c)	2	11
Reinvested	1	16	1	4	4	2
Redeemed	(1)	(265)	(8)	(1)	(9)	(1)
Total Class A Shares	19	(150)	6	3	(3)	12
Class C Shares
Issued	4	1	15	—	1	2
Reinvested	1	3	1	4	2	— (c)
Redeemed	—	—	—	—	(8)	—
Total Class C Shares	5	4	16	4	(5)	2
Class R Shares (a)
Issued	18	—	19	—	24	—
Total Class R Shares	18	—	19	—	24	—
Class I Shares
Issued	— (c)	248	77	17	14	6
Reinvested	115	407	106	440	4	3
Redeemed	(82)	(716)	(75)	(484)	(9)	— (c)
Total Class I Shares	33	(61)	108	(27)	9	9
Class Y Shares (b)
Issued	—	77	—	80	—	—
Reinvested	2	—	2	—	—	—
Redeemed	(18)	—	(19)	—	—	—
Total Class Y Shares	(16)	77	(17)	80	—	—
Change in shares	59	(130)	132	60	25	23

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Class Y Shares of International Fund and International Select Fund commenced operations on March 7, 2012.

(c)  Rounds to less than 1.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.36	$13.24	$15.17	$13.39	$10.00
Investment Activities:
Net investment income	0.04	0.16 (b)	0.17	0.09	0.09
Net realized and unrealized gains (losses) on investments	1.38	0.98	(1.07)	2.09	3.30
Total from Investment Activities	1.42	1.14	(0.90)	2.18	3.39
Distributions:
Net investment income	(0.19)	(0.26)	(0.11)	(0.11)	—
Net realized gains from investments	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(0.29)	(1.02)	(1.03)	(0.40)	—
Net Asset Value, End of Period	$14.49	$13.36	$13.24	$15.17	$13.39
Total Return (excludes sales charge) (c)	10.77%	9.59%	(6.62)%	16.65%	33.90%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$709	$392	$2,380	$1,546	$626
Ratio of net expenses to average net assets (d)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (d)	1.59%	1.29%	1.45%	0.66%	1.01%
Ratio of gross expenses to average net assets (d) (e)	3.25%	3.41%	1.90%	2.69%	5.11%
Ratio of net investment income (loss) to average net assets (d) (e)	(0.26)%	(0.72)%	0.95%	(0.63)%	(2.70)%
Portfolio turnover (f)	57%	94%	102%	120%	155%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Calculated using average shares for the period

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.24	$13.10	$15.02	$13.30	$10.00
Investment Activities:
Net investment income	0.04	0.14	0.09	0.02	0.05
Net realized and unrealized gains (losses) on investments	1.32	0.91	(1.09)	2.04	3.25
Total from Investment Activities	1.36	1.05	(1.00)	2.06	3.30
Distributions:
Net investment income	(0.11)	(0.15)	— (b)	(0.05)	—
Net realized gains from investments	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(0.21)	(0.91)	(0.92)	(0.34)	—
Net Asset Value, End of Period	$14.39	$13.24	$13.10	$15.02	$13.30
Total Return (excludes contingent deferred sales charge) (c)	10.36%	8.82%	(7.34)%	15.75%	33.00%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$756	$647	$582	$626	$536
Ratio of net expenses to average net assets (d)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income to average net assets (d)	0.66%	1.13%	0.64%	0.10%	0.44%
Ratio of gross expenses to average net assets (d) (e)	3.57%	4.14%	3.75%	4.26%	6.08%
Ratio of net investment loss to average net assets (d) (e)	(0.76)%	(0.86)%	(0.96)%	(2.01)%	(3.49)%
Portfolio turnover (f)	57%	94%	102%	120%	155%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Fund
Class R Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$13.90
Investment Activities:
Net investment income	0.01
Net realized and unrealized gains on investments	0.56
Total from Investment Activities	0.57
Net Asset Value, End of Period	$14.47
Total Return (b)	4.18%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$261
Ratio of net expenses to average net assets (c)	1.70%
Ratio of net investment income to average net assets (c)	3.61%
Ratio of gross expenses to average net assets (c) (d)	7.23%
Ratio of net investment loss to average net assets (c) (d)	(1.92)%
Portfolio turnover (e)	57%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.50	$13.36	$15.28	$13.42	$10.00
Investment Activities:
Net investment income	0.12	0.30	0.25	0.15	0.15
Net realized and unrealized gains (losses) on investments	1.33	0.89	(1.11)	2.08	3.27
Total from Investment Activities	1.45	1.19	(0.86)	2.23	3.42
Distributions:
Net investment income	(0.24)	(0.29)	(0.14)	(0.08)	—
Net realized gains from investments	(0.10)	(0.76)	(0.92)	(0.29)	—
Total Distributions	(0.34)	(1.05)	(1.06)	(0.37)	—
Net Asset Value, End of Period	$14.61	$13.50	$13.36	$15.28	$13.42
Total Return (b)	10.91%	9.94%	(6.36)%	16.98%	34.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$68,357	$62,697	$62,871	$63,680	$53,823
Ratio of net expenses to average net assets (c)	1.09%	1.09%	1.10%	1.13%	1.15%
Ratio of net investment income to average net assets (c)	1.66%	2.20%	1.69%	1.13%	1.65%
Ratio of gross expenses to average net assets (c) (d)	1.09%	1.09%	1.10%	1.13%	1.28%
Ratio of net investment income to average net assets (c) (d)	1.66%	2.20%	1.69%	1.13%	1.52%
Portfolio turnover (e)	57%	94%	102%	120%	155%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Fund
	Class Y Shares
	Six Months Ended April 30, 2013	Period Ended October 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.38	$12.95
Investment Activities:
Net investment income	0.11	0.21
Net realized and unrealized gains on investments	1.32	0.22
Total from Investment Activities	1.43	0.43
Distributions:
Net investment income	(0.23)	—
Net realized gains from investments and futures	(0.10)	—
Total Distributions	(0.33)	—
Net Asset Value, End of Period	$14.48	$13.38
Total Return (b)	10.90%	3.32%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$885	$1,034
Ratio of net expenses to average net assets (c)	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.38%	2.52%
Ratio of gross expenses to average net assets (c) (d)	2.37%	2.12%
Ratio of net investment income to average net assets (c) (d)	0.16%	1.55%
Portfolio turnover (e)	57%	94%

(a)  Class Y shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.01	$12.75	$14.83	$13.15	$10.00
Investment Activities:
Net investment income	0.09	0.22	0.15	0.10	0.09
Net realized and unrealized gains (losses) on investments	1.27	1.05	(1.40)	2.14	3.06
Total from Investment Activities	1.36	1.27	(1.25)	2.24	3.15
Distributions:
Net investment income	(0.16)	(0.21)	(0.08)	(0.07)	—
Net realized gains from investments	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(0.25)	(1.01)	(0.83)	(0.56)	—
Net Asset Value, End of Period	$14.12	$13.01	$12.75	$14.83	$13.15
Total Return (excludes sales charge) (b)	10.58%	11.11%	(9.12)%	17.58%	31.50%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$722	$585	$535	$523	$427
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets (c)	1.25%	1.82%	1.17%	0.73%	0.88%
Ratio of gross expenses to average net assets (c) (d)	3.17%	3.57%	3.05%	3.98%	5.79%
Ratio of net investment loss to average net assets (c) (d)	(0.52)%	(0.35)%	(0.48)%	(1.85)%	(3.51)%
Portfolio turnover (e)	69%	99%	127%	130%	213%

(a)  Class A Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class C Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.85	$12.59	$14.69	$13.06	$10.00
Investment Activities:
Net investment income	0.04 (b)	0.12	0.06	— (c)	0.01
Net realized and unrealized gains (losses) on investments	1.25	1.05	(1.41)	2.12	3.05
Total from Investment Activities	1.29	1.17	(1.35)	2.12	3.06
Distributions:
Net investment income	(0.08)	(0.11)	—	—	—
Net realized gains from investments	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(0.17)	(0.91)	(0.75)	(0.49)	—
Net Asset Value, End of Period	$13.97	$12.85	$12.59	$14.69	$13.06
Total Return (excludes contingent deferred sales charge) (d)	10.09%	10.32%	(9.83)%	16.68%	30.60%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$925	$635	$575	$638	$522
Ratio of net expenses to average net assets (e)	2.15%	2.15%	2.15%	2.15%	2.15%
Ratio of net investment income (loss) to average net assets (e)	0.50%	1.07%	0.42%	(0.01)%	0.11%
Ratio of gross expenses to average net assets (e) (f)	3.57%	4.14%	3.72%	4.17%	6.04%
Ratio of net investment loss to average net assets (e) (f)	(0.92)%	(0.92)%	(1.15)%	(2.03)%	(3.78)%
Portfolio turnover (g)	69%	99%	127%	130%	213%

(a)  Class C Shares commenced operations on November 25, 2008.

(b)  Calculated using average shares for the period.

(c)  Less than $0.01 per share.

(d)  Not annualized for periods less than one year.

(e)  Annualized for periods less than one year.

(f)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(g)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

International Select Fund
Class R Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$13.48
Investment Activities:
Net investment income	— (b)
Net realized and unrealized gains on investments	0.62
Total from Investment Activities	0.62
Net Asset Value, End of Period	$14.10
Total Return (c)	4.68%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$262
Ratio of net expenses to average net assets (d)	1.69%
Ratio of net investment income to average net assets (d)	2.96%
Ratio of gross expenses to average net assets (d) (e)	7.24%
Ratio of net investment loss to average net assets (d) (e)	(2.59)%
Portfolio turnover (f)	69%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Year Ended October 31, 2010	Period Ended October 31, 2009(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.14	$12.88	$14.96	$13.18	$10.00
Investment Activities:
Net investment income	0.10	0.26	0.22	0.13	0.12
Net realized and unrealized gains (losses) on investments	1.29	1.05	(1.44)	2.16	3.06
Total from Investment Activities	1.39	1.31	(1.22)	2.29	3.18
Distributions:
Net investment income	(0.21)	(0.25)	(0.11)	(0.02)	—
Net realized gains from investments	(0.09)	(0.80)	(0.75)	(0.49)	—
Total Distributions	(0.30)	(1.05)	(0.86)	(0.51)	—
Net Asset Value, End of Period	$14.23	$13.14	$12.88	$14.96	$13.18
Total Return (b)	10.72%	11.43%	(8.85)%	17.91%	31.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$69,091	$62,394	$61,459	$63,470	$53,810
Ratio of net expenses to average net assets (c)	1.08%	1.06%	1.08%	1.11%	1.15%
Ratio of net investment income to average net assets (c)	1.50%	2.14%	1.50%	1.03%	1.31%
Ratio of gross expenses to average net assets (c) (d)	1.08%	1.06%	1.08%	1.11%	1.25%
Ratio of net investment income to average net assets (c) (d)	1.50%	2.14%	1.50%	1.03%	1.21%
Portfolio turnover (e)	69%	99%	127%	130%	213%

(a)  Class I Shares commenced operations on November 25, 2008.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	International Select Fund
	Class Y Shares
	Six Months Ended April 30, 2013	Period Ended October 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.03	$12.52
Investment Activities:
Net investment income	0.10	0.20
Net realized and unrealized gains on investments	1.27	0.31
Total from Investment Activities	1.37	0.51
Distributions:
Net investment income	(0.20)	—
Net realized gains from investments	(0.09)	—
Total Distributions	(0.29)	—
Net Asset Value, End of Period	$14.11	$13.03
Total Return (b)	10.67%	4.07%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$890	$1,041
Ratio of net expenses to average net assets (c)	1.15%	1.15%
Ratio of net investment income to average net assets (c)	1.25%	2.45%
Ratio of gross expenses to average net assets (c) (d)	2.36%	2.08%
Ratio of net investment income to average net assets (c) (d)	0.04%	1.52%
Portfolio turnover (e)	69%	99%

(a)  Class Y Shares commenced operations on March 7, 2012.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class A Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.89	$10.72	$10.97	$10.00
Investment Activities:
Net investment income	0.05	0.11	0.08	0.03
Net realized and unrealized gains (losses) on investments	1.14	1.17	(0.09)	0.94
Total from Investment Activities	1.19	1.28	(0.01)	0.97
Distributions:
Net investment income	(0.10)	(0.11)	(0.24)	—
Net realized gains from investments	(0.09)	—	—	—
Total Distributions	(0.19)	(0.11)	(0.24)	—
Net Asset Value, End of Period	$12.89	$11.89	$10.72	$10.97
Total Return (excludes sales charge) (b)	10.14%	12.06%	(0.24)%	9.70%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$3,011	$2,815	$2,410	$1,840
Ratio of net expenses to average net assets (c)	1.40%	1.40%	1.40%	1.39%
Ratio of net investment income to average net assets (c)	0.76%	1.00%	0.85%	0.43%
Ratio of gross expenses to average net assets (c) (d)	2.04%	2.32%	2.70%	5.81%
Ratio of net investment income (loss) to average net assets (c) (d)	0.12%	0.08%	(0.45)%	(3.99)%
Portfolio turnover (e)	64%	90%	87%	80%

(a)  Class A Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class C Shares
	Six Months Ended April 30, 2013		Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.81		$10.64	$10.92	$10.00
Investment Activities:
Net investment income (loss)	(0.01)		0.03	0.02	(0.02)
Net realized and unrealized gains (losses) on investments	1.14		1.17	(0.12)	0.94
Total from Investment Activities	1.13		1.20	(0.10)	0.92
Distributions:
Net investment income	(0.01)		(0.03)	(0.18)	—
Net realized gains from investments	(0.09)		—	—	—
Total Distributions	(0.10)		(0.03)	(0.18)	—
Net Asset Value, End of Period	$12.84		$11.81	$10.64	$10.92
Total Return (excludes contingent deferred sales charge) (b)	9.68%		11.32%	(1.04)%	9.20%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,146		$2,036	$1,805	$1,819
Ratio of net expenses to average net assets (c)	2.15%		2.15%	2.15%	2.14%
Ratio of net investment income (loss) to average net assets (c)	—	%(d)	0.27%	0.11%	(0.32)%
Ratio of gross expenses to average net assets (c) (e)	2.98%		3.18%	3.39%	6.56%
Ratio of net investment loss to average net assets (c) (e)	(0.83)%		(0.76)%	(1.13)%	(4.74)%
Portfolio turnover (f)	64%		90%	87%	80%

(a)  Class C Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Rounds to less than 0.01%.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

Global Equity Fund
Class R Shares
Period Ended April 30, 2013(a)
(Unaudited)
Net Asset Value, Beginning of Period	$12.29
Investment Activities:
Net investment income	— (b)
Net realized and unrealized gains on investments	0.60
Total from Investment Activities	0.60
Net Asset Value, End of Period	$12.89
Total Return (excludes sales charge) (c)	4.88%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$315
Ratio of net expenses to average net assets (d)	1.67%
Ratio of net investment income to average net assets (d)	1.31%
Ratio of gross expenses to average net assets (d) (e)	6.47%
Ratio of net investment loss to average net assets (d) (e)	(3.49)%
Portfolio turnover (f)	64%

(a)  Class R Shares commenced operations on March 1, 2013.

(b)  Less than $0.01 per share.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(f)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

The Victory Portfolios  Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Global Equity Fund
	Class I Shares
	Six Months Ended April 30, 2013	Year Ended October 31, 2012	Year Ended October 31, 2011	Period Ended October 31, 2010(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.92	$10.74	$10.98	$10.00
Investment Activities:
Net investment income	0.05	0.15	0.13	0.04
Net realized and unrealized gains (losses) on investments	1.15	1.17	(0.11)	0.94
Total from Investment Activities	1.20	1.32	0.02	0.98
Distributions:
Net investment income	(0.12)	(0.14)	(0.26)	—
Net realized gains from investments	(0.09)	—	—	—
Total Distributions	(0.21)	(0.14)	(0.26)	—
Net Asset Value, End of Period	$12.91	$11.92	$10.74	$10.98
Total Return (b)	10.29%	12.42%	0.03%	9.80%
Ratios/Supplemental Data:
Net Assets at end of period (000)	$2,772	$2,452	$2,120	$1,854
Ratio of net expenses to average net assets (c)	1.15%	1.15%	1.15%	1.14%
Ratio of net investment income to average net assets (c)	1.01%	1.26%	1.10%	0.68%
Ratio of gross expenses to average net assets (c) (d)	1.86%	2.20%	2.51%	5.10%
Ratio of net investment income (loss) to average net assets (c) (d)	0.30%	0.21%	(0.26)%	(3.28)%
Portfolio turnover (e)	64%	90%	87%	80%

(a)  Class I Shares commenced operations on March 18, 2010.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  During the period, certain fees were reduced and/or reimbursed. If such fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(e)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

Notes to Financial Statements

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1.  Organization:

The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a Delaware statutory trust (formerly a Delaware business trust) as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001. As of April 30, 2013, the Trust offered shares of 14 funds. The accompanying financial statements are those of the following funds (collectively, the "Funds" and individually, a "Fund").

Funds	Investment Share Classes Offered
Dividend Growth Fund	Classes A, C, R, I and Y
Established Value Fund	Classes A, R, I and Y
Special Value Fund	Classes A, C, R, I and Y
Small Company Opportunity Fund	Classes A, R, I and Y
Large Cap Growth Fund	Classes A, C, R, I and Y
Balanced Fund	Classes A, C, R and I
Investment Grade Convertible Fund	Classes A and I
Fund for Income	Classes A, C, R, I and Y
National Municipal Bond Fund	Class A and Y
Ohio Municipal Bond Fund	Class A
International Fund	Classes A, C, I, R and Y
International Select Fund	Classes A, C, I, R and Y
Global Equity Fund	Classes A, C, I and R

Each Fund offers one or more classes of shares. Each class of shares in a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under shareholder servicing or distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

The Dividend Growth Fund and Special Value Fund seek to provide long-term growth of capital and dividend income. The Established Value Fund seeks to obtain long-term capital growth by investing primarily in common stocks. The International Fund seeks to provide long-term growth of capital. The Small Company Opportunity Fund and the International Select Fund seek to provide capital appreciation. The Global Equity Fund seeks to provide long-term growth and capital appreciation. The Large Cap Growth Fund seeks to obtain long-term capital appreciation. The Balanced Fund seeks to provide income and long-term growth of capital. The Investment Grade Convertible Fund seeks to provide a high level of current income together with long-term capital appreciation. The Fund for Income seeks to provide a high level of current income consistent with preservation of shareholders' capital. The National Municipal Bond Fund seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital. The Ohio Municipal Bond Fund seeks to provide a high level of current interest income, which is exempt from both federal income tax and Ohio personal income tax.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires

Notes to Financial Statements — continued

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management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level  3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust's Board of Trustees (the "Board"). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds' net asset values are calculated. The International Fund, International Select Fund and Global Equity Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Financial Statements — continued

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(Unaudited)

For the six months ended April 30, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Funds' investments as of April 30, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedules of Portfolio Investments (in thousands):

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs		Total
Dividend Growth Fund
Common Stocks	$4,474	$—		$4,474
Investment Companies	—	271		271
Total	4,474	271		4,745
Established Value Fund
Common Stocks	1,494,986	—		1,494,986
Exchange-Traded Funds	24,694	—		24,694
Investment Companies	—	164,695		164,695
Total	1,519,680	164,695		1,684,375
Special Value Fund
Common Stocks	249,770	—		249,770
Investment Companies	—	8,484		8,484
Total	249,770	8,484		258,254
Small Company Opportunity Fund
Common Stocks	1,471,142	—		1,471,142
Exchange-Traded Funds	15,686	—		15,686
Investment Companies	—	76,870		76,870
Total	1,486,828	76,870		1,563,698
Large Cap Growth Fund
Common Stocks	171,983	—		171,983
Investment Companies	—	6,789		6,789
Total	171,983	6,789		178,772
Balanced Fund
Common Stocks	14,006	—		14,006
Corporate Bonds	—	1,545		1,545
U.S. Government Agency Securities	—	66		66
U.S. Government Mortgage Backed Agencies	—	2,225		2,225
U.S. Treasury Obligations	—	2,212		2,212
Investment Companies	—	419		419
Total	14,006	6,467		20,473
Investment Grade Convertible Fund
Convertible Corporate Bonds	—	13,700		13,700
Convertible Preferred Stocks	2,744	1,308	(a)	4,052
Investment Companies	—	284		284
Total	2,744	15,292		18,036
Fund for Income
Government National Mortgage Association	—	1,382,366		1,382,366
U.S. Treasury Obligations	—	185,911		185,911
Investment Companies	—	101		101
Total	—	1,568,378		1,568,378

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs	Total
National Municipal Bond Fund
Municipal Bonds	$—		$122,117	$122,117
Investment Companies	—		1,502	1,502
Total	—		123,619	123,619
Ohio Municipal Bond Fund
Municipal Bonds	—		72,644	72,644
Investment Companies	—		1,395	1,395
Total	—		74,039	74,039
International Fund
Common Stocks	4,494	(b)	62,350	66,844
Exchange-Traded Funds	1,198		—	1,198
Cash Equivalents	—		2,120	2,120
Total	5,692		64,470	70,162
International Select Fund
Common Stocks	3,799	(c)	62,879	66,678
Exchange-Traded Funds	2,384		—	2,384
Cash Equivalents	—		2,334	2,334
Total	6,183		65,213	71,396
Global Equity Fund
Common Stocks	3,952	(d)	3,974	7,926
Exchange-Traded Funds	100		—	100
Cash Equivalents	—		201	201
Total	4,052		4,175	8,227

(a)  Consists of holdings: New York Community Capital Trust V and Wells Fargo & Co. listed under Financials.

(b)  Consists of holdings: Accenture PLC, Class A listed under Ireland; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Brazil, Canada, Russian Federation and United States.

(c)  Consists of holdings: Accenture PLC, Class A listed under Ireland; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Canada.

(d)  Consists of holdings: Accenture PLC, Class A listed under Ireland; LyondellBasell Industries NV, Class A listed under Netherlands; all securities listed under Canada and United States.

Significant transfers occurred between Levels 1 and 2 on recognition dates of October 31, 2012 and April 30, 2013. These are due to infrequently traded securities. Exchange closing price is used when available (Level 1) otherwise an evaluated bid is used (Level 2):

	Transfers from Level 1 to Level 2	Transfers from Level 2 to Level 1
Investment Grade Convertible Fund
Convertible Preferred Stocks	398	319

Notes to Financial Statements — continued

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(Unaudited)

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Foreign Currency Transactions:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. It is the Trusts' policy is to include the portion of realized and unrealized gains and losses from investments that result from foreign currency changes with other foreign currency gains and losses.

Derivative Instruments:

Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing investment objectives. They may invest in various financial instruments, including positions in futures contracts and forward currency contracts, to gain exposure to, or hedge against, changes in the value of equities or foreign currencies.

All open derivative positions at period end are reflected for each Fund in the tables below, and the volume of these open positions relative to each Fund's net assets is generally representative of the volume of open positions throughout the reporting period. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.

Foreign Currency Contracts — The International Fund, International Select Fund and Global Equity Fund may enter into foreign currency exchange contracts to convert U.S. dollars to and from various foreign currencies. A foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The International Fund, International Select Fund and Global Equity Fund enter into foreign currency exchange contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign currency exchange contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of April 30, 2013, the Funds had no open forward foreign currency contracts.

Futures Contracts — Each Fund, with the exception of the Established Value Fund, Large Cap Growth Fund and Global Equity Fund, may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments made or received by the Fund based on the change in the market value of the position are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund's futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund's ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Purchased on a When-Issued Basis:

Each Fund may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in "Payable for investments purchased" on the accompanying Statements of Assets and Liabilities. As of April 30, 2013, the Funds had outstanding when-issued purchase commitments covered by the segregated assets as identified on the Schedules of Portfolio Investments.

Dividends to Shareholders:

Dividends from net investment income are declared and paid quarterly for the Dividend Growth Fund, Established Value Fund, Special Value Fund, Small Company Opportunity Fund, Large Cap Growth Fund and Investment Grade Convertible Fund. Dividends from net investment income are declared and paid monthly for the Balanced Fund, Fund for Income, National Municipal Bond Fund and Ohio Municipal Bond Fund. Dividends from net investment income are declared and paid annually for the International Fund, International Select Fund and Global Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts and premiums and paydown gains or losses) such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital in the accompanying Statements of Assets and Liabilities.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

In-Kind Redemptions:

In certain circumstances, the Funds may distribute portfolio securities rather than cash as payment for redemption of Fund shares ("in-kind redemption"). For financial reporting purposes, each Fund recognizes a gain on the in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; each Fund recognizes a loss if cost exceeds value. Gains and losses realized on the in-kind redemptions are not recognized for tax purposes, and are reclassified from accumulated net realized gains (losses) to paid-in capital. During the fiscal year ended October 31, 2012 the Special Value Fund realized $7,383 of net gain on $42,050 and Investment Grade Convertible Fund realized $814 of net gain on $8,033 of in-kind redemptions, respectively (in thousands).

Other:

Expenses that are directly related to a Fund are charged directly to that fund. Other operating expenses of the Trust are prorated to each Fund in the Trust on the basis of relative net assets or another appropriate basis. Income, expenses, and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets, except that each class separately bears expenses related specifically to that class, such as transfer agent fees, state registration fees, shareholder servicing, printing and 12b-1 fees.

New Accounting Pronouncements:

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2013-01 "Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities ("ASU 2013-01") which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 "Disclosures about Offsetting Assets and Liabilities ("ASU 2011-11"). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity's financial statements to understand the effect of those arrangements on its financial position. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013. Management is evaluating any impact ASU 2013-01 and ASU 2011-11 may have on the Trusts' financial statements.

Subsequent Events:

The Funds have evaluated subsequent events and there are no subsequent events to report.

Notes to Financial Statements — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended April 30, 2013 were as follows (in thousands):

Fund	Purchases (excluding U.S. Government Securities)	Sales (excluding U.S. Government Securities)	Purchases of U.S. Government Securities	Sales of U.S. Government Securities
Dividend Growth Fund	$6,036	$2,205	$—	$—
Established Value Fund	364,448	314,502	—	—
Special Value Fund	118,698	213,301	—	—
Small Company Opportunity Fund	500,882	312,819	—	—
Large Cap Growth Fund	65,200	51,087	—	—
Balanced Fund	7,528	8,380	5,591	5,848
Investment Grade Convertible Fund	1,947	2,585	—	—
Fund for Income	12,668	—	608,018	576,836
National Municipal Bond Fund	23,820	39,566	—	—
Ohio Municipal Bond Fund	5,992	11,268	—	—
International Fund	37,275	38,660	—	—
International Select Fund	45,729	45,358	—	—
Global Equity Fund	4,831	4,783	—	—

4.  Investment Advisory, Administration, and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("VCM" or the "Adviser"), a wholly owned subsidiary of KeyBank National Association ("KeyBank"). Under the terms of the Investment Advisory Agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below. The Adviser may use its resources to assist with the Funds' distribution and marketing expenses.

	Adviser Fee Tier and Rate
	Up to $1.5 billion	$1.5 billion - $3.0 billion	over $3.0 billion
Dividend Growth Fund	0.70%	0.65%	0.60%
	Up to $100 million	$100 million - $200 million	over $200 million
Established Value Fund	0.65%	0.55%	0.45%
	Up to $500 million	over $500 million
Small Company Opportunity Fund	0.85%	0.75%
	Up to $400 million	$400 million - $800 million	over $800 million
Special Value Fund	0.75%	0.65%	0.60%
Large Cap Growth Fund	0.75%	0.65%	0.60%
Balanced Fund	0.60%	0.55%	0.50%
Investment Grade Convertible Fund	0.75%	0.65%	0.60%
Fund for Income	0.50%	0.45%	0.40%
National Municipal Bond Fund	0.55%	0.50%	0.45%
Ohio Municipal Bond Fund	0.55%	0.50%	0.45%
	Up to $2.5 billion	$2.5 billion - $5.0 billion	over $5.0 billion
International Fund	0.80%	0.75%	0.70%
International Select Fund	0.80%	0.75%	0.70%
Global Equity Fund	0.80%	0.75%	0.70%

Notes to Financial Statements — continued

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KeyBank serves as custodian of all the Trust's assets except the assets of the International Fund, International Select Fund and Global Equity Fund, for which Citibank, N.A. ("Citibank") serves as custodian and receives a fee. For its custody services to the Trust, The Victory Institutional Funds and The Victory Variable Insurance Funds (collectively, the "Victory Trusts"), KeyBank receives fees at an annualized rate of 0.0081% of the Victory Trusts' aggregate average daily net assets, excluding the assets of the International Fund, International Select Fund and Global Equity Fund, plus applicable per transaction fees. The Trust reimburses KeyBank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

VCM also serves as the Funds' administrator and fund accountant. Under an Administration and Fund Accounting Agreement, VCM is paid for its services an annual fee at a rate of 0.108% of the first $8 billion in average daily net assets of the Trust and the Victory Variable Insurance Funds (collectively, the "Trusts"), 0.078% of the average daily net assets above $8 billion to $10 billion of the Trusts, 0.075% of the average daily net assets above $10 billion to $12 billion of the Trusts and 0.065% of the average daily net assets over $12 billion of the Trusts.

Citi Fund Services Ohio, Inc. ("Citi") acts as sub-administrator and sub-fund accountant to the Funds under a Sub-Administration Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for all of their reasonable out-of-pocket expenses incurred in providing these services.

Citi also serves as the Funds' transfer agent. Under the Transfer Agent Agreement, Citi receives for its services an annual fee at a rate of 0.02% of the first $8 billion in average daily net assets of the Trusts, 0.015% of the average daily net assets above $8 billion to $16 billion of the Trusts, 0.01% of the average daily net assets above $16 billion to $20 billion of the Trusts and 0.005% of the average daily net assets over $20 billion of the Trusts.

Victory Capital Advisers, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Trust's 12b-1 Plan, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.50% of the average daily net assets of Class R Shares of the Funds, except Fund for Income, and 1.00% of the average daily net assets of Class C Shares of the Funds. The Distributor may receive a monthly distribution and service fee at an annual rate of up to 0.25% of the average daily net assets of Class R Shares of Fund for Income. The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class R or Class C Shares of the Funds. For the six months ended April 30, 2013, affiliates of the Adviser or the Funds earned $48 thousand.

The Distributor or financial institutions (directly or through the Distributor), pursuant to a Shareholder Servicing Plan, may receive from Class A Shares of each Fund a fee of up to 0.25% of the average daily net assets of the Class A Shares of the Funds for providing support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. Pursuant to the same Shareholder Servicing Plan, and as payment for the same services, the Distributor or financial institutions (directly or through the Distributor) may receive a fee of up to 0.15% of the average daily net assets of Class A Shares. Financial institutions may include affiliates of the Adviser. For the six months ended April 30, 2013, affiliates of the Adviser or the Funds earned $33 thousand.

In addition, the Distributor and the transfer agent are entitled to receive commissions on sales of the Class A Shares and redemptions of Class C Shares, respectively, of the Funds. For the six months ended April 30, 2013, the Distributor received approximately $91 thousand from commissions earned on sales of Class A Shares and the transfer agent received $42 thousand from redemptions of Class C Shares of the Funds. A portion of the commissions earned on Class A Shares were reallowed to dealers who sold the Funds' shares, including approximately $1 thousand to affiliates of the Funds.

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The Trust has also adopted a "defensive" Rule 12b-1 Plan on behalf of the Funds. The Plan allows the Adviser, the administrator and the Distributor to incur certain expenses that might be considered to constitute indirect payment by the Funds of distribution expenses. No separate payments are authorized to be made by the Funds pursuant to this Plan. To the extent that any payments made by the Funds' administrator, Distributor, Adviser or any sub-adviser, directly or through an affiliate (in each case, from its own resources), should be deemed to be indirect financing of any activity primarily intended to result in the sale of shares within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to be authorized by the Plan.

The Adviser has entered into expense limitation agreements with certain Funds. Under the terms of the agreements, to the extent that ordinary operating expenses incurred by a Fund in any fiscal year exceed the expense limit for the Fund, such excess amount will be the liability of the Adviser. Interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limitation agreement. As of April 30, 2013, the expense limits are as follows:

Fund	Class	Expense Limit
Dividend Growth Fund	Class A Shares	1.25	%(a)
Dividend Growth Fund	Class C Shares	2.00	%(a)
Dividend Growth Fund	Class I Shares	0.95	%(a)
Dividend Growth Fund	Class R Shares	1.50	%(a)
Dividend Growth Fund	Class Y Shares	1.00	%(a)
Established Value Fund	Class Y Shares	0.83	%(b)
Special Value Fund	Class C Shares	2.20	%(c)
Special Value Fund	Class Y Shares	1.03	%(b)
Small Company Opportunity Fund	Class Y Shares	1.15	%(b)
Large Cap Growth Fund	Class C Shares	2.10	%(c)
Large Cap Growth Fund	Class I Shares	0.95	%(c)
Large Cap Growth Fund	Class R Shares	1.65	%(c)
Large Cap Growth Fund	Class Y Shares	1.02	%(b)
Balanced Fund	Class A Shares	1.15	%(c)
Balanced Fund	Class C Shares	1.85	%(c)
Balanced Fund	Class I Shares	0.90	%(c)
Balanced Fund	Class R Shares	1.45	%(c)
Investment Grade Convertible Fund	Class I Shares	1.00	%(c)
Fund for Income	Class C Shares	1.82	%(c)
Fund for Income	Class Y Shares	0.71	%(b)
National Municipal Bond Fund	Class A Shares	0.99	%(c)
National Municipal Bond Fund	Class Y Shares	0.72	%(b)
International Fund	Class A Shares	1.40	%(d)
International Fund	Class C Shares	2.15	%(d)
International Fund	Class I Shares	1.15	%(d)
International Fund	Class R Shares	1.70	%(a)
International Fund	Class Y Shares	1.15	%(b)
International Select Fund	Class A Shares	1.40	%(d)
International Select Fund	Class C Shares	2.15	%(d)
International Select Fund	Class I Shares	1.15	%(d)
International Select Fund	Class R Shares	1.69	%(a)
International Select Fund	Class Y Shares	1.15	%(b)

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Fund	Class	Expense Limit
Global Equity Fund	Class A Shares	1.40	%(e)
Global Equity Fund	Class C Shares	2.15	%(e)
Global Equity Fund	Class I Shares	1.15	%(e)
Global Equity Fund	Class R Shares	1.67	%(a)

(a) In effect until at least February 28, 2018.

(b) In effect until at least February 28, 2017.

(c) In effect until at least February 28, 2014.

(d) In effect until at least August 31, 2017.

(e) In effect until at least February 28, 2020.

The Funds have agreed to repay fees that were waived or reimbursed by the Adviser for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the expense limitation in place at time of the waiver or reimbursement. As of April 30, 2013, the following amounts are available to be repaid to the Adviser. Amounts repaid to the Adviser during the year, if any, are reflected on the Statements of Operations as "Recoupment of prior expenses waived/reimbursed by Adviser."

Fund	Amount Waived or Reimbursed Available to Recoup	Expires October 31,
Dividend Growth Fund	$32,394	2016
Special Value Fund	7,139	2015
Special Value Fund	9,731	2016
Large Cap Growth Fund	10,182	2013
Large Cap Growth Fund	11,177	2014
Large Cap Growth Fund	31,102	2015
Large Cap Growth Fund	20,716	2016
Balanced Fund	23,544	2013
Balanced Fund	2,247	2014
Balanced Fund	42,713	2016
Investment Grade Convertible Fund	5,482	2013
Investment Grade Convertible Fund	9,780	2014
Investment Grade Convertible Fund	15,046	2015
Investment Grade Convertible Fund	8,384	2016
National Municipal Bond Fund	60,577	2013
National Municipal Bond Fund	88,402	2014
National Municipal Bond Fund	112,955	2015
National Municipal Bond Fund	58,496	2016
International Fund	23,785	2013
International Fund	20,344	2014
International Fund	37,245	2015
International Fund	18,365	2016
International Select Fund	23,201	2013
International Select Fund	20,277	2014
International Select Fund	29,876	2015
International Select Fund	18,033	2016
Global Equity Fund	132,518	2013
Global Equity Fund	76,607	2014
Global Equity Fund	68,323	2015
Global Equity Fund	29,048	2016

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The Adviser, Citi, or other service providers may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time.

On December 1, 2006, VCM paid the Funds comprising the Trust approximately $9.8 million. This amount was allocated to each Fund according to its relative net assets as of November 30, 2006. This payment was made pursuant to an agreement reached among the Funds, BISYS Fund Services, Inc. ("BISYS") (BISYS' parent company, BISYS, Inc., was acquired by Citibank on August 1, 2007) and VCM, the sub-administrator and investment adviser, respectively, relating to certain expenditures that, among other things, supported distribution of Fund shares. The Funds believe that the nature of these expenditures required additional disclosure to the Board at the time incurred. On July 29, 2010, Citibank paid approximately $4.1 million after the Securities and Exchange Commission (the "SEC") approved the distribution plan that was in accord with a settlement that BISYS entered into with the SEC on September 26, 2006 relating to the same matters. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The corresponding impact to the total return is disclosed in the Financial Highlights, except for Small Company Opportunity Fund and Large Cap Growth Fund which impacted total return by less than 0.01%.

5.  Risks:

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The International Fund, International Select Fund and Global Equity Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) participate in a short-term, demand note "Line of Credit" agreement with KeyCorp an affiliate of

Notes to Financial Statements — continued

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the Adviser. Under the agreement, the Victory Trusts may borrow up to $100 million, of which $50 million is committed and $50 million is uncommitted. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. KeyCorp receives an annual commitment fee of 0.15% on $50 million for providing the Line of Credit. For the six months ended April 30, 2013, KeyCorp earned approximately $37 thousand for the Line of Credit fee. Each fund in the Victory Trusts (except International Fund, International Select Fund and Global Equity Fund) pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed. The average loan outstanding and average interest rate for each Fund during the six months ended April 30, 2013 were as follows (Average Loan in thousands):

Fund	Average Loan	Average Rate
Dividend Growth Fund	$8	1.17%
Special Value Fund	221	1.18%
Large Cap Growth Fund	1,348	1.19%
Investment Grade Convertible Fund	16	1.17%
Core Bond Fund	69	1.17%
Fund for Income	260	1.18%
National Municipal Bond Fund	1,127	1.18%
Ohio Municipal Bond Fund	106	1.16%

As of April 30, 2013, the Funds had no loans outstanding with KeyCorp.

7.  Federal Income Tax Information:

The tax character of distributions paid and the tax basis of current components of accumulated earnings/(deficit) will be determined at the end of the current tax year ending October 31, 2013.

The tax character of distributions paid during the fiscal year ended October 31, 2012 was as follows (total distributions paid may differ from the Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (in thousands):

	Distributions paid from
	Ordinary Income	Net Long-Term Capital Gains	Total Taxable Distributions	Tax-Exempt Distributions	Distributions in Excess of Earnings	Total Distributions Paid
Established Value Fund	$8,701	$22,012	$30,713	$—	$—	$30,713
Small Company Opportunity Fund	2,738	3,388	6,126	—	—	6,126
Large Cap Growth Fund	—	2,127	2,127	—	—	2,127
Balanced Fund	428	446	874	—	—	874
Investment Grade Convertible Fund	699	—	699	—	—	699
Fund for Income	62,726	—	62,726	—	—	62,726
National Municipal Bond Fund	1,113	1,584	2,697	2,440	—	5,137
Ohio Municipal Bond Fund	1	835	836	2,077	—	2,913
International Fund	1,396	3,674	5,070	—	—	5,070
International Select Fund	1,228	3,900	5,128	—	—	5,128
Global Equity Fund	57	—	57	—	—	57

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As of October 31, 2012, the components of accumulated earnings/(deficit) on a tax basis were as follows (in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Late Year Ordinary Losses**	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
Established Value Fund	$416	$33,684	$34,100	$—	$—	$—	$139,081	$173,181
Special Value Fund	—	—	—	—	(166,531)	(336)	5,201	(161,666)
Small Company Opportunity Fund	13,253	42,178	55,431	—	—	—	106,703	162,134
Large Cap Growth Fund	—	6,736	6,736	—	—	(978)	36,482	42,240
Balanced Fund	6	—	6	(1)	(10,746)	—	1,082	(9,659)
Investment Grade Convertible Fund	44	—	44	—	(5,411)	—	106	(5,261)
Fund for Income	4,101	—	4,101	(1,632)	(76,564)	—	9,844	(64,251)
International Fund	1,048	491	1,539	—	—	—	9,416	10,955
International Select Fund	937	432	1,369	—	—	—	9,245	10,614
Global Equity Fund	41	56	97	—	—	—	1,052	1,149

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distribution Payable	Unrealized Appreciation Depreciation*	Total Accumulated Earnings/ Deficit
National Municipal Bond Fund	$83	$1,486	$796	$2,365	$(22)	$8,893	$11,236
Ohio Municipal Bond Fund	85	399	242	726	(22)	6,900	7,604

*  The difference between the book-basis and tax-basis of unrealized appreciation/depreciation is attributable primarily to tax deferral of losses on wash sales.

**  Under the current tax law, net investment losses realized after December 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds deferred losses are as follows.

As of the end of their tax year ended October 31, 2012, the following Funds had net capital loss carryforwards ("CLCF") as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	2013	2014	2015	2016	2017	2018	2019	Total
Special Value Fund	$—	$—	$—	$—	$166,528	$—	$—	$166,528
Investment Grade Convertible Fund	—	—	—	2,119	3,292	—	—	5,411
Fund for Income	7,637	6,110	9,829	3,917	3,074	3,563	10,878	45,008

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(Unaudited)

CLCFs subject to expiration that are limited as a result of changes in Fund ownership during the year and in prior years:

	Expiration Year
	2013	2014	2016	2017	2018	2019	Total
Balanced Fund	$—	$—	$—	$10,746	$—	$—	$10,746

During the year ended October 31, 2012 the Special Value Fund, Balanced Fund, Investment Grade Convertible Fund, Fund for Income and Global Equity Funds utilized $88,319, $1,081, $1,100, $14,071 and $116, respectively, (in thousands) of capital loss carryforwards.

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
Fund for Income	$23,793	$7,763	$31,556

The cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation as of April 30, 2013 were as follows (in thousands):

	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Dividend Growth Fund	$4,211	$595	$(61)	$534
Established Value Fund	1,366,097	328,090	(9,812)	318,278
Special Value Fund	236,015	29,168	(6,929)	22,239
Small Company Opportunity Fund	1,328,298	254,670	(19,270)	235,400
Large Cap Growth Fund	134,534	48,324	(4,086)	44,238
Balanced Fund	18,849	1,763	(139)	1,624
Investment Grade Convertible Fund	16,819	2,133	(916)	1,217
Fund for Income	1,553,124	30,958	(15,704)	15,254
National Municipal Bond Fund	115,359	8,267	(7)	8,260
Ohio Municipal Bond Fund	67,514	6,541	(16)	6,525
International Fund	58,223	12,593	(654)	11,939
International Select Fund	59,636	12,172	(412)	11,760
Global Equity Fund	6,895	1,360	(28)	1,332

Supplemental Information

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(Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently eight Trustees, seven of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 14 portfolios in the Trust, one portfolio in The Victory Variable Insurance Funds and one portfolio in The Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o The Victory Portfolios, 3435 Stelzer Road, Columbus, Ohio 43219. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 61	Trustee	May 2005	Consultant (since 2006).	FBR Funds (2011-2012).
Nigel D. T. Andrews, 66	Vice Chair and Trustee	August 2002	Retired.	Carlyle GMS Finance, Inc. (since 2012); Chemtura Corporation (2000-2010); Old Mutual plc (2002-2011); Old Mutual US Asset Management (since 2002).
E. Lee Beard, 61	Trustee	May 2005	Consultant, The Henlee Group, LLC (consulting) (since 2005).	Penn Millers Holding Corporation (January 2011 — November 2011).
Sally M. Dungan, 59	Trustee	February 2011	Chief Investment Officer, Tufts University (since 2002).	None.
David L. Meyer, 56	Trustee	December 2008	Retired (since 2008); Chief Operating Officer, Investment & Wealth Management Division, PNC Financial Services Group (previously Mercantile Bankshares Corp.) (2002-2008).	None.

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Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Karen F. Shepherd, 72[1]	Trustee	August 2003	Retired; Shepherd Investments (private investments) (since 1996).	None.
Leigh A. Wilson, 68	Chair and Trustee	November 1994

Chief Executive Officer, Third Wave Associates (full service independent living for senior citizens) and New Century Living (senior housing consulting) (since 1991); Director, The Mutual Fund Directors Forum (since 2004).

Chair (since 2013) and Director (since 2012 and March — October 2008), Caledonia Mining Corporation; Chair, Old Mutual Funds II (15 portfolios) (2005-2010); Trustee, Old Mutual Funds III (13 portfolios) (2007-2010).

Interested Trustee.
David C. Brown, 41	Trustee	May 2008	Co-Chief Executive Officer (since 2011), President — Investments and Operations (2010-2011), and Chief Operating Officer (2004-2011), the Adviser.	None.

1Effective May 17, 2013, Ms. Shepherd retired from the Board of Trustees.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.

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Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 3435 Stelzer Road, Columbus, Ohio 43219. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Michael D. Policarpo, II, 39	President	May 2008	Senior Managing Director (since 2010) and Managing Director (2005-2010), the Adviser.
Derrick A. MacDonald, 42	Vice President	August 2010	Director of Investment Operations & Technology, the Adviser (since 2008); Global Business Director, Avery Dennison (2004-2008).
Christopher K. Dyer, 51	Secretary	February 2006	Director of Fund Administration, the Adviser.
Jay G. Baris, 59	Assistant Secretary	December 1997	Partner, Morrison & Foerster LLP (since 2011); Partner, Kramer Levin Naftalis & Frankel LLP (1994-2011).
Christopher E. Sabato, 44	Treasurer	May 2006	Senior Vice President, Treasurer Services, Citi Fund Services, Inc.
Eric B. Phipps, 42	Anti-Money Laundering Compliance Officer and Identity Theft Officer	August 2010	Vice President and Chief Compliance Officer, CCO Services, Citi Fund Services, Inc. (since 2006).
Edward J. Veilleux, 69	Chief Compliance Officer	October 2005	President of EJV Financial Services (mutual fund consulting).

Supplemental Information — continued

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Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the Funds' website at www.vcm.com and on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the Funds' website at www.vcm.com and on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete list of schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's website at www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2012 through April 30, 2013.

Actual Expenses:

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Dividend Growth Fund
Class A Shares	$1,000.00	$1,137.20	$6.62	1.25%
Class C Shares	1,000.00	1,132.80	10.58	2.00%
Class R Shares	1,000.00	1,135.20	7.94	1.50%
Class I Shares	1,000.00	1,138.40	5.04	0.95%
Class Y Shares	1,000.00	1,138.20	5.30	1.00%
Established Value Fund
Class A Shares	1,000.00	1,177.30	5.56	1.03%
Class R Shares	1,000.00	1,175.90	6.53	1.21%
Class I Shares	1,000.00	1,179.00	3.57	0.66%
Class Y Shares (a)	1,000.00	1,055.20	2.17	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period January 28, 2013 (commencement of operations) to April 30, 2013 and has been calculated using expense ratios and rates of return of the same period.

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	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Special Value Fund
Class A Shares	$1,000.00	$1,143.60	$6.96	1.31%
Class C Shares	1,000.00	1,138.50	11.67	2.20%
Class R Shares	1,000.00	1,141.50	8.92	1.68%
Class I Shares	1,000.00	1,145.30	5.48	1.03%
Class Y Shares (a)	1,000.00	1,038.60	2.68	1.03%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,146.20	7.13	1.34%
Class R Shares	1,000.00	1,145.00	8.35	1.57%
Class I Shares	1,000.00	1,148.20	5.27	0.99%
Class Y Shares (a)	1,000.00	1,021.50	2.83	1.10%
Large Cap Growth Fund
Class A Shares	1,000.00	1,102.00	6.78	1.30%
Class C Shares	1,000.00	1,097.40	10.92	2.10%
Class R Shares	1,000.00	1,100.80	8.59	1.65%
Class I Shares	1,000.00	1,104.30	4.96	0.95%
Class Y Shares (a)	1,000.00	1,022.20	2.47	0.96%
Balanced Fund
Class A Shares	1,000.00	1,101.40	5.99	1.15%
Class C Shares	1,000.00	1,097.50	9.62	1.85%
Class R Shares	1,000.00	1,099.70	7.55	1.45%
Class I Shares	1,000.00	1,103.00	4.69	0.90%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,082.50	7.75	1.50%
Class I Shares	1,000.00	1,084.60	5.17	1.00%
Fund for Income
Class A Shares	1,000.00	1,008.50	4.63	0.93%
Class C Shares	1,000.00	1,004.90	8.35	1.68%
Class R Shares	1,000.00	1,009.20	4.73	0.95%
Class I Shares	1,000.00	1,010.90	3.19	0.64%
Class Y Shares (a)	1,000.00	1,009.40	1.79	0.70%
National Municipal Bond Fund
Class A Shares	1,000.00	1,006.90	4.88	0.98%
Class Y Shares (a)	1,000.00	1,004.00	1.84	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,012.10	5.24	1.05%
International Fund
Class A Shares	1,000.00	1,107.70	7.32	1.40%
Class C Shares	1,000.00	1,103.60	11.21	2.15%
Class R Shares (b)	1,000.00	1,041.80	2.90	1.70%
Class I Shares	1,000.00	1,109.10	5.70	1.09%
Class Y Shares	1,000.00	1,109.00	6.01	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period January 28, 2013 (commencement of operations) to April 30, 2013 and has been calculated using expense ratios and rates of return of the same period.

(b)  Information shown reflects values for the period March 1, 2013 (commencement of operations) to April 30, 2013 and has been calculated using expense ratio and rates of return of the same period.

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	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
International Select Fund
Class A Shares	$1,000.00	$1,105.80	$7.31	1.40%
Class C Shares	1,000.00	1,100.90	11.20	2.15%
Class R Shares (a)	1,000.00	1,046.80	2.89	1.69%
Class I Shares	1,000.00	1,107.20	5.64	1.08%
Class Y Shares	1,000.00	1,106.70	6.01	1.15%
Global Equity Fund
Class A Shares	1,000.00	1,101.40	7.29	1.40%
Class C Shares	1,000.00	1,096.80	11.18	2.15%
Class R Shares (a)	1,000.00	1,048.80	2.91	1.70%
Class I Shares	1,000.00	1,102.90	6.00	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

(a)  Information shown reflects values for the period March 1, 2013 (commencement of operations) to April 30, 2013 and has been calculated using expense ratios and rates of return of the same period.

Hypothetical Example for Comparison Purposes:

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Dividend Growth Fund
Class A Shares	$1,000.00	$1,018.60	$6.26	1.25%
Class C Shares	1,000.00	1,014.88	9.99	2.00%
Class R Shares	1,000.00	1,017.36	7.50	1.50%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class Y Shares	1,000.00	1,019.84	5.01	1.00%
Established Value Fund
Class A Shares	1,000.00	1,019.69	5.16	1.03%
Class R Shares	1,000.00	1,018.79	6.06	1.21%
Class I Shares	1,000.00	1,021.52	3.31	0.66%
Class Y Shares	1,000.00	1,020.68	4.16	0.83%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
Special Value Fund
Class A Shares	$1,000.00	$1,018.30	$6.56	1.31%
Class C Shares	1,000.00	1,013.88	10.99	2.20%
Class R Shares	1,000.00	1,016.46	8.40	1.68%
Class I Shares	1,000.00	1,019.69	5.16	1.03%
Class Y Shares	1,000.00	1,019.69	5.16	1.03%
Small Company Opportunity Fund
Class A Shares	1,000.00	1,018.15	6.71	1.34%
Class R Shares	1,000.00	1,017.01	7.85	1.57%
Class I Shares	1,000.00	1,019.89	4.96	0.99%
Class Y Shares	1,000.00	1,019.34	5.51	1.10%
Large Cap Growth Fund
Class A Shares	1,000.00	1,018.35	6.51	1.30%
Class C Shares	1,000.00	1,014.38	10.49	2.10%
Class R Shares	1,000.00	1,016.61	8.25	1.65%
Class I Shares	1,000.00	1,020.08	4.76	0.95%
Class Y Shares	1,000.00	1,020.03	4.81	0.96%
Balanced Fund
Class A Shares	1,000.00	1,019.09	5.76	1.15%
Class C Shares	1,000.00	1,015.62	9.25	1.85%
Class R Shares	1,000.00	1,017.60	7.25	1.45%
Class I Shares	1,000.00	1,020.33	4.51	0.90%
Investment Grade Convertible Fund
Class A Shares	1,000.00	1,017.36	7.50	1.50%
Class I Shares	1,000.00	1,019.84	5.01	1.00%
Fund for Income
Class A Shares	1,000.00	1,020.18	4.66	0.93%
Class C Shares	1,000.00	1,016.46	8.40	1.68%
Class R Shares	1,000.00	1,020.08	4.76	0.95%
Class I Shares	1,000.00	1,021.62	3.21	0.64%
Class Y Shares	1,000.00	1,021.32	3.51	0.70%
National Municipal Bond Fund
Class A Shares	1,000.00	1,019.93	4.91	0.98%
Class Y Shares	1,000.00	1,021.22	3.61	0.72%
Ohio Municipal Bond Fund
Class A Shares	1,000.00	1,019.59	5.26	1.05%
International Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class R Shares	1,000.00	1,016.36	8.50	1.70%
Class I Shares	1,000.00	1,019.39	5.46	1.09%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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	Beginning Account Value 11/1/12	Ending Account Value 4/30/13	Expenses Paid During Period* 11/1/12-4/30/13	Expense Ratio During Period** 11/1/12-4/30/13
International Select Fund
Class A Shares	$1,000.00	$1,017.85	$7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class R Shares	1,000.00	1,016.41	8.45	1.69%
Class I Shares	1,000.00	1,019.44	5.41	1.08%
Class Y Shares	1,000.00	1,019.09	5.76	1.15%
Global Equity Fund
Class A Shares	1,000.00	1,017.85	7.00	1.40%
Class C Shares	1,000.00	1,014.13	10.74	2.15%
Class R Shares	1,000.00	1,016.51	8.50	1.70%
Class I Shares	1,000.00	1,019.09	5.76	1.15%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Annualized.

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Portfolio Holdings:

(As a Percentage of Total Investments)

Dividend Growth Fund	Established Value Fund

Special Value Fund	Small Company Opportunity Fund

Large Cap Growth Fund	Balanced Fund

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Investment Grade Convertible Fund	Fund for Income

    (a)  Rounds to less than 0.1%.

National Municipal Bond Fund	Ohio Municipal Bond Fund

International Fund	International Select Fund

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(Unaudited)

Global Equity Fund

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a special meeting, which was called for that purpose, on December 29, 2012. The Board also considered information relating to the Agreement throughout the year and at meetings on October 24, 2012 and December 5, 2012. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's investment performance as a significant factor in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature and quality of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser for similar services and the differences in the services provided to the other clients;

•  Total expenses of each Fund, taking into consideration any distribution or shareholder servicing fees;

•  The Adviser's commitments to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, including revenues paid to affiliates of the Adviser by the Funds for custodian and administration services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  Historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current gross management fee, comprised of the advisory fee plus the administrative fee paid to the Adviser, in the context of the Adviser's profitability of each Fund individually. In addition, the Board compared each Fund's expense ratio, taking into consideration any distribution or shareholder servicing fees, and management fee with comparable mutual funds in a peer group compiled by the Adviser. The Board reviewed the factors and methodology used by the Adviser in the selection of each Fund's peer group in accordance with a process designed by an independent third party consultant hired by the Board. With respect to the Large Cap Growth Fund, Special Value Fund, Established Value Fund, Small Company Opportunity Fund, Investment Grade Convertible Fund, Fund for Income, National Municipal Bond Fund, and Ohio Municipal Bond Fund, the Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts, and the differences in the services provided to the other accounts. The Trustees also noted that the breakpoints in the advisory fee schedule for each of the Funds evidenced the Adviser's willingness to share in its economies of scale.

The Board reviewed each Fund's performance against the selected peer group and its performance against the Fund's selected benchmark index and Morningstar category. The Board recognized that each Fund's performance and its Morningstar average are provided net of expenses, while the benchmark index is gross returns. The Board considered the additional resources that management committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

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Established Value Fund:

With respect to the Established Value Fund, the Board compared the Fund's 0.58% gross annual management fee to the median management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.80% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.07% to the median expense ratio for the peer group and considered the fact that Fund's expense ratio was lower than the peer group's median of 1.29%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group in the one-year, five-year and ten-year periods. The Board noted that the Fund underperformed the benchmark index for the one-year and three-year periods, but outperformed it for the five-year and ten-year periods. The Board considered the fact that the Fund outperformed its Morningstar category for all four periods.

Having concluded, among other things, that: (1) the Established Value Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; and (2) the Fund had outperformed its peer group, benchmark index and Morningstar category over longer periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Special Value Fund:

The Board compared the Special Value Fund's 0.78% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.75% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.19% to the expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group's median of 1.28%. The Board also considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class Y expenses exceeded 2.20% and 1.03% through February 28, 2014 and February 28, 2017, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group and the benchmark index for the four periods. The Board noted that the Fund outperformed the Morningstar category for the ten-year period. The Board specifically addressed the Fund's performance and requested and received additional information regarding the Adviser's efforts to improve investment performance. The Board considered management's updated plan to address the underperformance of the Fund.

Having concluded, among other things, that: (1) the Special Value Fund's management fee and annual expenses were within the range of fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class Y expense ratios would provide stability to the Fund's expenses; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Small Company Opportunity Fund:

With respect to the Small Company Opportunity Fund, the Board compared the Fund's 0.90% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.78% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.40% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 1.33%. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to the peer group, benchmark index, and Morningstar category for the same periods and considered the fact that the Fund outperformed the peer group and the Morningstar category for the one-year, five-year and ten-year periods. The Board noted that the Fund outperformed the benchmark index for the four periods.

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(Unaudited)

Having concluded, among other things, that: (1) the Small Company Opportunity Fund's annual management fee and expenses remained in an acceptable range of fees and expenses of comparable mutual funds; and (2) the Fund outperformed the peer group, benchmark index, and Morningstar category for at least the one-year, five-year and ten-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Large Cap Growth Fund:

With respect to the Large Cap Growth Fund, the Board compared the Fund's 0.83% gross annual management fee to the median gross management fee charged to the funds in the peer groups and considered the fact that the fee was comparable to the median gross management fee of 0.79% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.23% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was comparable to the peer group median of 1.28%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C, Class R and Class I expenses exceeded 2.10%, 1.65%, and 0.95% respectively, through February 28, 2013 and if the Fund's Class Y expenses exceeded 1.02% through February 28, 2017. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $166 million in assets, the Fund remained modest in size. The Board then compared the Fund's Class A performance for the one-year, three-year and five-year periods ended July 31, 2012 to that of the peer group for the same periods and considered the fact that the Fund had outperformed the peer group and its Morningstar category for the three-year and five-year periods. The Board considered the fact that the Fund underperformed its benchmark index for all three periods.

Having concluded, among other things, that: (1) the Large Cap Growth Fund's management fee and annual expenses were within the range of management fees and expenses attributable to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had outperformed its peer group and its Morningstar category for the three-year and five-year periods; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Balanced Fund:

The Board compared the Balanced Fund's 0.76% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.75% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.11% to the median comparable expense ratio for the peer group and considered the fact the Fund's ratio was lower than the peer group median of 1.30%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I and Class R expenses exceeded 1.15%, 1.85%, 0.90% and 1.45% until February 28, 2013, February 28, 2014, February 28, 2013 and February 28, 2013, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $38 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of the peer group for the same periods and considered the fact that the Fund underperformed the peer group in each of the periods. The Board noted that the Fund had also underperformed its benchmark index and Morningstar category for each period. The Board considered the steps being taken to improve the Fund's performance.

Having concluded, among other things, that: (1) the Balanced Fund's management fee and annual expenses were within the range of management fees and expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class A, Class C, Class I and Class R expense ratios would provide stability to the

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(Unaudited)

expenses of those share classes; and (3) management was addressing the Trustees' concerns about the Fund's performance; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Investment Grade Convertible Fund:

With respect to the Investment Grade Convertible Fund, the Board compared the Fund's 0.88% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.65% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.35% to the median comparable expense ratio for the peer group and considered the fact that Fund's ratio was higher than the peer group median of 1.06%. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class I expenses exceeded 1.00% until February 28, 2013. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $30 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of the peer group, its Morningstar category and benchmark index for the same periods and considered the fact that the Fund underperformed the peer group and the Morningstar category for the ten-year, five-year and three-year periods. The Board considered the fact that the Fund outperformed its benchmark index in the ten-year and five-year periods. The Board specifically discussed the Fund's expenses, performance and size with the Adviser and was assured that the Fund remained an important part of the overall product line.

Having concluded, among other things, that: (1) the Investment Grade Convertible Fund's higher management fee reflected the Fund's inability to take advantage of the Adviser's economics of scale because of the Fund's small asset size; (2) the Adviser's willingness to limit the Fund's Class I expense ratios would provide stability to the expenses of that share class; (3) the Fund's performance compared to a limited peer group was appropriate given the Fund's specific investment strategy; and (4) the Fund was important to the strategy of offering a broad range of products; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Fund for Income:

With respect to the Fund for Income, the Board compared the Fund's 0.57% gross annual management fee to the median gross management fee charged to the funds in the peer group and considered the fact that the fee was higher than the median gross management fee of 0.50% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 0.96% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.84%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class C and Class Y expenses exceeded 1.82% and 0.71%, respectively, through February 28, 2014 and February 28, 2017, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser did not waive any fees or reimburse expenses, as the Class C expenses were below the cap and no Class Y shares had yet been issued to the public. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of the peer group for the same periods and considered the fact that the Fund outperformed the peer group in each of the periods reviewed. The Board noted that the Fund also had outperformed its benchmark index and Morningstar category in each of the periods reviewed.

Having concluded, among other things, that: (1) the Fund for Income's gross management fee, though higher than the median gross management fee for the peer group, was within the range of management fees charged to comparable mutual funds; (2) the Adviser's willingness to limit the Fund's Class C and Class Y expenses through February 28, 2014 and February 28, 2017 would provide stability to the Fund's expenses for those

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(Unaudited)

share classes during those periods; and (3) the Fund had performed well as compared to its peer group during all of the periods reviewed; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

National Municipal Bond Fund:

The Board compared the National Municipal Bond Fund's 0.66% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.53% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 0.98% to the median expense ratio for the peer group and considered that the Fund's ratio was higher than the peer group median of 0.87%. The Board considered the Adviser's voluntary agreement to waive its fees and reimburse expenses, excluding certain specified costs, if the Fund's Class A and Class Y expenses exceeded 0.97% and 0.72% through February 28, 2013 and February 28, 2017, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board also considered the fact that, at approximately $142 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of its peer group, Morningstar category and benchmark index for the same periods and considered the fact that the Fund underperformed its benchmark index in each of the periods. The Board considered the fact that the Fund underperformed the peer group and Morningstar category for the one-year and three-year periods but equaled or outperformed them for the five-year and ten-year periods.

Having concluded, among other things, that: (1) the National Municipal Bond Fund's gross management fee, while higher than the peer group median, was acceptable given the small size of the Fund and the Adviser's willingness to limit the Fund's expense ratio; and (2) the Fund had outperformed its peer group and Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Ohio Municipal Bond Fund:

With respect to the Ohio Municipal Bond Fund, the Board compared the Fund's 0.67% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.51% for the peer group. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.03% to the median expense ratio for the peer group and considered the fact that the Fund's ratio was higher than the peer group median of 0.83%. The Board also considered the fact that, at approximately $102 million in assets, the Fund remained small. The Board then compared the Fund's Class A performance for the one-year, three-year, five-year and ten-year periods ended July 31, 2012 to that of the peer group, benchmark index and Morningstar category for the same periods and considered the fact that the Fund underperformed the peer group and benchmark index for each period. The Board noted that the Fund had underperformed its Morningstar category in the ten-year, three-year and one-year periods, and had performance comparable to that of the Morningstar category for the five-year period. The Board considered that the Fund's benchmark index had a national scope while its peer group, like the Fund, was more state-specific.

Having concluded, among other things, that: (1) while the Ohio Municipal Bond Fund's management fee and expense ratio were higher than those of the peer group median, the Fund's management fee and expenses were within the range of fees and expenses of comparable mutual funds; and (2) the Fund had performed reasonably well compared to its Morningstar category over the longer term; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Fund:

The Board considered the International Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.92% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was comparable to the median gross management fee of 0.98% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board

Supplemental Information — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.40% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.62%. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I and Class Y shares expenses exceeded 1.40%, 2.15%, 1.15%, and 1.15% respectively, until August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017 respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year and three-year periods ended July 31, 2012 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the periods.

Having concluded, among other things, that: (1) the International Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed better than its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

International Select Fund:

The Board considered the International Select Fund with the understanding that it had been operational since November 25, 2008. The Board compared the Fund's 0.91% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was lower than the median gross management fee of 0.98% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.40% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.62%. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I and Class Y shares expenses exceeded 1.40%, 2.15%, 1.15%, and 1.15% respectively, until August 31, 2017, August 31, 2017, August 31, 2017 and February 28, 2017, respectively. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year and three-year periods ended July 31, 2012 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the periods.

Having concluded, among other things, that: (1) the International Select Fund's management fee and expenses were within the range of management fees and expenses of comparable mutual funds; and (2) the Fund had performed better than its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Global Equity Fund:

The Board considered the Global Equity Fund with the understanding that it had been operational since March 18, 2010. The Board compared the Fund's 1.21% gross annual management fee to the median gross management fee for the peer group and considered the fact that the fee was higher than the median gross management fee of 0.93% for the peer group. The Board noted that the fees paid by institutional accounts may be lower than that of the Fund but considered the differences in the services required by the Fund. The Board also compared the Fund's Class A annual expense ratio, taking into account any shareholder servicing fee, of 1.40% to the median comparable expense ratio for the peer group and considered the fact that the Fund's ratio was lower than the peer group median of 1.50%. The Board recognized the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C and Class I shares expenses exceeded 1.40%, 2.15%, and 1.15% respectively, until February 28, 2020. The Board noted that for the period from November 1, 2011 through July 31, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board then compared the Fund's Class A performance for the one-year period ended July 31, 2012 to its peer group, benchmark index, and Morningstar category and considered the fact that the Fund outperformed them for the period.

Supplemental Information — continued

The Victory Portfolios  April 30, 2013

(Unaudited)

Having concluded, among other things, that: (1) although the Global Equity Fund's management fee was higher than that of the peer group median, the Fund's expenses were within the range of expenses of comparable mutual funds; (2) the Adviser's willingness to limit the Fund's expense ratio would provide stability to the Fund's expenses; and (3) the Fund had performed better than its peer group; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Dividend Growth Fund

The Board considered the Dividend Growth Fund with the understanding that it had been operational since November 1, 2012. The Board found that the advisory fee of 0.70% for the Fund was comparable to the median advisory fee of 0.69% for the 30 funds selected as a retail peer group. The Board noted the breakpoints in the advisory fee schedule for the Fund, demonstrating the Adviser's willingness to share in its economies of scale. The Board considered the Adviser's contractual agreement to waive its fee and reimburse expenses, excluding certain specified costs, if the Fund's Class A, Class C, Class I, Class R and Class Y shares expenses exceeded 1.25%, 2.00% 0.95%, 1.50%, and 1.00% respectively, until February 28, 2018. The Board noted that for the period beginning on November 1, 2012, the Adviser waived fees or reimbursed expenses under the agreement. The Board also compared the Fund's Class A total annual expense ratio of 1.20% to the median comparable expense ratios for the universe and for the peer group and considered the fact that the Fund's ratio was comparable to the universe and peer group medians of 1.19%.

Having concluded, among other things, that: (1) the Dividend Growth Fund's management fee and expenses were within the range of management fees charged to comparable mutual funds; and (2) the Adviser's willingness to limit the Fund's Class A, Class C, Class I, Class R and Class Y expenses through February 28, 2018 would provide stability to the Fund's expenses during its initial growth period; the Board determined that it was in the best interests of the Fund's shareholders to approve the continuation of the Agreement with respect to this Fund.

Approval of the Agreement on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of each of the Funds discussed above, was consistent with the best interests of the Funds and their shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for additional annual periods on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Funds and the comparability of the fees paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser which, over the years, have resulted in each Fund achieving its stated investment objective;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources, and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

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The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)

VP-SEMI (4/13)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Investments.

(a)       Not applicable.

(b)       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Portfolios

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Policarpo, II
Michael Policarpo, II, President

Date	June 25, 2013

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	June 25, 2013